Home Office:
1876 Waycross Road
Cincinnati, Ohio 45240
Telephone: 1-800-319-6902

                          PROSPECTUS

     "VA I" Flexible Premium Deferred Variable Annuity

CARILLON ACCOUNT of THE UNION CENTRAL LIFE INSURANCE COMPANY

This prospectus describes an annuity contract ("the Contract") offered by The Union Central Life Insurance Company ("we" or "us" or "Union Central"). The Contract is a flexible premium, combination fixed and variable annuity contract. The Contract is designed for use in connection with all types of retirement plans.
 We offer another variable annuity contract which also invests in the Subaccounts ("VA II SA"). The VA II SA Contract has higher current mortality and expense charges, does not offer a guaranteed account investment option, and imposes no surrender charges. To obtain more information about this policy, contact your agent or call us.

Your Contract's premiums may be allocated in whole or in part:

o to our general account, and accumulate on a guaranteed, fixed basis, or
o to the Carillon Account, one of our variable annuity separate accounts where accumulation values are not guaranteed and vary with the performance of one or more underlying mutual funds.

Carillon Account is divided into thirty-one "Subaccounts," each of which invests in shares of a single investment portfolio
("Portfolio") of an underlying mutual fund ("Fund"). We will provide you with a prospectus for each Portfolio with this Prospectus. The available Portfolios consist of:

o  two Portfolios of AIM Variable Insurance Funds
   ("AIM Fund"),
o  two Portfolios of The Alger American Fund ("Alger
   American Fund"),
o  two Portfolios of American Century Variable Portfolios,
   Inc. ("American Century Investments Fund"),
o  one Portfolio of Franklin Templeton Variable Insurance
   Products Trust ("Franklin Templeton Fund")
o  five Portfolios of MFS Variable Insurance Trust ("MFS
   Fund"),
o  one Portfolio of Neuberger Berman Advisers Management
   Trust ("Neuberger Berman Fund"),
o  two Portfolios of Oppenheimer Variable Account Funds
   ("Oppenheimer Fund"),
o  three Portfolios of Scudder Variable Series I ("Scudder
   Fund"),
o  two Portfolios of Seligman Portfolios, Inc. ("Seligman
   Fund"),
o  nine Portfolios of Summit Mutual Funds, Inc. Pinnacle
   Series ("Summit Fund"), and
o two portfolios of The Universal Institutional Funds, Inc. ("UIF Fund").

The value of Premiums that you allocate to Carillon Account will vary with the investment performance of the Portfolio(s) you select. Similarly, the amount of any variable annuity benefit payments will vary with the investment performance of the Portfolio(s) you select. This Prospectus generally describes only the variable portion of the Contract.

Additional information about Carillon Account and the variable portion of the Contracts has been filed with the Securities and Exchange Commission ("SEC") in the form of a Statement of Additional Information ("SAI"). The SAI is dated May 1, 2005, and is incorporated herein by reference. The SAI's Table of Contents immediately follows this prospectus' table of contents. You may obtain the SAI without charge by writing us at the address given above or by calling the listed telephone number. Information and reports are also available on the SEC's website at http://www.sec.gov.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE CONTRACTS.  NEITHER
THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS
TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

Please Read This Prospectus Carefully and Retain It for Future
Reference.

     The date of this prospectus is May 1, 2005.

                      TABLE OF CONTENTS

DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . . . 3
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
 The Contract and the Investment Options. . . . . . . . . . . . 4
 Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
 Surrenders . . . . . . . . . . . . . . . . . . . . . . . . . . 5
 Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . . 5
 Annuity Benefit Payments . . . . . . . . . . . . . . . . . . . 6
 Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
SUMMARY OF SEPARATE ACCOUNT EXPENSES. . . . . . . . . . . . . . 6
THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT . 8
 The Union Central Life Insurance Company . . . . . . . . . . . 8
 Carillon Account . . . . . . . . . . . . . . . . . . . . . . . 8
 The Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . 9
 Additions, Deletions or Substitutions of Investments . . . . .10
THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . .11
 Purchasing a Contract. . . . . . . . . . . . . . . . . . . . .11
 Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .11
 Crediting of Accumulation Units. . . . . . . . . . . . . . . .12
 Value of Accumulation Units. . . . . . . . . . . . . . . . . .12
 Self-Service Access to Information and Services. . . . . . . .13
 Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . .13
 Special Transfers - Dollar Cost Averaging. . . . . . . . . . .16
 Portfolio Rebalancing Plan . . . . . . . . . . . . . . . . . .17
 Interest Sweep Plan. . . . . . . . . . . . . . . . . . . . . .17
 Surrenders . . . . . . . . . . . . . . . . . . . . . . . . . .17
 Personal Income Plan . . . . . . . . . . . . . . . . . . . . .18
CHARGES AND OTHER DEDUCTIONS. . . . . . . . . . . . . . . . . .18
 Administration Fees. . . . . . . . . . . . . . . . . . . . . .19
 Mortality and Expense Risk Charge. . . . . . . . . . . . . . .19
 Surrender Charge (Contingent Deferred Sales Charge). . . . . .20
  Terminal Illness/Confinement. . . . . . . . . . . . . . . . .20
  Other Waivers or Reductions of Surrender Charge . . . . . . .21
 Premium Taxes. . . . . . . . . . . . . . . . . . . . . . . . .21
 Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . .21
BENEFITS UNDER THE CONTRACT . . . . . . . . . . . . . . . . . .22
 Death Benefits . . . . . . . . . . . . . . . . . . . . . . . .22
 Annuity Benefit Payments . . . . . . . . . . . . . . . . . . .22
  Variable Annuity Benefit Payments . . . . . . . . . . . . . .23
  Fixed Annuity Benefit Payments. . . . . . . . . . . . . . . .24
THE GUARANTEED ACCOUNT. . . . . . . . . . . . . . . . . . . . .25
 General Description. . . . . . . . . . . . . . . . . . . . . .25
 Guaranteed Account Accumulations . . . . . . . . . . . . . . .26
 Surrenders . . . . . . . . . . . . . . . . . . . . . . . . . .26
 Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . .26
GENERAL MATTERS . . . . . . . . . . . . . . . . . . . . . . . .27
 Designation of Benefiticary. . . . . . . . . . . . . . . . . .27
 10-Day Right to Examine Contract . . . . . . . . . . . . . . .27
 Contract Owner's Inquiry . . . . . . . . . . . . . . . . . . .27
 Contract Owner's Reports . . . . . . . . . . . . . . . . . . .27
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . .28
 Introduction . . . . . . . . . . . . . . . . . . . . . . . . .28
 Tax Status of Contracts. . . . . . . . . . . . . . . . . . . .28
 Qualified Plans. . . . . . . . . . . . . . . . . . . . . . . .29
TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS. . . . . . . . .30
DISTRIBUTION OF CONTRACTS . . . . . . . . . . . . . . . . . . .30
VOTING RIGHTS . . . . . . . . . . . . . . . . . . . . . . . . .31
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . .31
APPENDIX A (Accumulation Unit Values) . . . . . . . . . . . . .32
APPENDIX B-IRA DISCLOSURE STATEMENT . . . . . . . . . . . . . .35
 Part I. Traditional IRA and SEP_IRA. . . . . . . . . . . . . .36
 Part II. SIMPLE IRA. . . . . . . . . . . . . . . . . . . . . .41
 Part III. Roth IRA . . . . . . . . . . . . . . . . . . . . . .42
APPENDIX C - DISCLAIMERS. . . . . . . . . . . . . . . . . . . .44
APPENDIX D . . . . . . . . . .. . . . . . . . . . . . . . . . .46


   STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

DISTRIBUTION OF CONTRACTS . . . . . . . . . . . . . .B-2
DETERMINATION OF ANNUITY PAYMENTS . . . . . . . . . .B-2
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . .B-3
MISCELLANEOUS CONTRACT PROVISIONS . . . . . . . . . .B-4
CUSTODY OF CA'S ASSETS. . . . . . . . . . . . . . . .B-5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM . . . .B-5
FINANCIAL STATEMENTS OF CA AND OF
     UNION CENTRAL. . . . . . . . . . . . (following B-5)



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                      DEFINITIONS

accumulation unit-A unit of measure used to calculate the value of your Variable Account during the Pay-in Period.

accumulation value-The sum of the values of your Contract's
Guaranteed Account and Variable Account.

Annuitant-A person whose life determines the duration of annuity benefit payments involving life contingencies.

annuity unit-A unit of measure used to calculate variable annuity benefit payments (during the Pay-out Period).

Beneficiary-The person you designate to receive the Contract's death benefit.

Carillon Account-One of our variable annuity separate accounts.
Carillon Account currently is divided into thirty-one Subaccounts, each of which invests exclusively in one Portfolio of a Fund.

Cash Surrender Value - Your Contract's accumulation value at the end of the valuation period during which we receive a request for total or partial surrender, minus any applicable surrender charges, any applicable annual administration fee and premium taxes not previously deducted.

Contract-The Contract we issue to you.

Contract Date-The date we issue your Contract.

Contract Owner ("You")- the person designated as the owner in the
Contract or as subsequently changed.   If a Contract has been
absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner.

Contract Year-A period of 12 consecutive months beginning on the Contract Date or any anniversary thereof.

Due Proof of Death-One of the following:

o  A certified copy of a death certificate;
o A certified copy of a decree of a court of competent jurisdiction as to the finding of death;
o A written statement by a medical doctor who attended the deceased; or
o  Any other proof satisfactory to us.

fixed annuity benefit payments-Annuity benefit payments that are fixed in amount throughout the Pay-out Period.

The Funds-Mutual funds, one or more investment portfolios of which are purchased by Carillon Account. Currently the eleven Funds are: AIM Fund, Alger American Fund, American Century Investments Fund, Franklin Templeton Fund, MFS Fund, Neuberger Berman Fund, Oppenheimer Fund, Scudder Fund, Seligman Fund, Summit Fund, and UIF Fund.

Guaranteed Account-The portion (if any) of your Contract's accumulation value that is held in our general account and accumulates at a guaranteed rate which is stated in your Contract.

Investment Options-The Guaranteed Account and the Subaccounts of
Carillon Account which are listed on a chart beginning below.

Maturity Date-The date on which the Pay-out Period commences
(i.e., when you stop making premium payments to us and we start making annuity benefit payments to you).

Nonqualified Contracts-Contracts that do not qualify for special federal income tax treatment.

Pay-in Period-The period during which you may make payments to us and accumulate Contract values on a fixed or variable basis (referred to in the Contract as the "Accumulation Period"). The Pay-in Period commences on the Contract Date and lasts until the Maturity Date.

Pay-out Period-The period after the Maturity Date during which we make annuity benefit payments to you (referred to in the Contract as the "Annuity Period").

Portfolio-A separate investment portfolio of one of the Funds.

Qualified Contracts-Contracts issued in connection with plans that qualify for special federal income tax treatment.

Subaccount-A part of Carillon Account. Each Subaccount invests exclusively in shares of a different Portfolio.

Variable Account-The portion of your Contract's accumulation value that is invested in one or more Subaccounts of Carillon Account.
Your Variable Account is divided into one or more subdivisions, one for each Subaccount to which you have allocated your accumulation value.

variable annuity benefit payments-Annuity benefit payments that vary in amount in relation to the investment performance of the Subaccount(s) you select during the Pay-Out Period.

SUMMARY
The Contract and the Investment Options
The Contract is designed and offered to aid in the accumulation of funds on a tax-deferred basis for retirement in connection with a broad range of retirement plans, including:

o plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended ("H.R. 10 plans");
o qualified employee pension and profit-sharing trusts or plans described in Section 401(a) and tax-exempt under
   Section 501(a) of the Internal Revenue Code of 1986, as amended (the "Code");
o qualified annuity plans described in Section 403(a) of the Code;
o annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code;
o Individual Retirement Annuities purchased by or on behalf of individuals pursuant to Sections 408 (traditional and Simple IRAs) and 408A (Roth IRA) of the Code;
o  government deferred compensation plans pursuant to
   Section 457 of the Code;
o  other qualified plans; and
o  nonqualified plans.

Qualified plans provide special tax treatment to participating employees and self-employed individuals and their beneficiaries. While the Contract provides many benefits when used with a qualified plan, you should know that the Contract provides no additional benefit with regard to tax deferral.

You may allocate your Contract's accumulation value among the Contract's Investment Options, which consist of the Guaranteed
Account and the Subaccounts of Carillon Account which are listed on a chart beginning below.

Your Contract's accumulation value will vary according to the investment experience of the Portfolio(s) you select. Similarly, the dollar amount of variable annuity benefit payments will vary according to the investment experience of the Portfolio(s) selected. You bear the entire investment risk for all amounts you allocate to any of the variable Investment Options. Allocations to the Guaranteed Account accumulate at a guaranteed rate which varies according to state law and is stated in your Contract.

Premiums
Each premium payment must be at least $25 for Qualified Contracts and $50 for Nonqualified Contracts. You may pay premiums at any time and in any amount, subject to the $25/$50 minimum and a maximum (which we may waive) of $10,000 per Contract Year. However, if you pay no premiums for two consecutive Contract Years (three in New York), then under certain circumstances we may pay you your Contract's accumulation value (minus the administration fee and surrender charge, if applicable) and cancel your Contract.

Surrenders
You may totally or partially surrender your Contract and be paid all or part of its accumulation value at any time during the Pay-in Period (unless your Contract was issued in connection with a plan adopted pursuant to Section 403(b) of the Code -- (see page
2). Certain surrenders may be subject to a surrender charge and a 10% tax penalty may be imposed. In addition, you may return your Contract for a refund within 10 days after receiving it, or longer where required by state law (see page 2).
Transfers
During the Pay-in Period, you may transfer your accumulation value among the subdivisions of your Variable Account or between those subdivisions and your Guaranteed Account, as frequently as desired. Transfers generally must be at least $300. Up to six transfers may be made each Contract Year without charge. However, a transaction charge (currently $10) is imposed for each transfer in excess of that number. You may only transfer up to the greater of 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or $1,000 to one or more subdivisions of your Variable Account each Contract Year.

During the Pay-out Period, you may, once each year, change the Investment Options upon which the amount of your variable annuity benefit payments are calculated by requesting that we transfer annuity reserves among the Portfolios.

Annuity Benefit Payments
You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and the Contract Owner is still living, the Contract Owner will be treated as the Annuitant. If the Contract Owner dies before the Maturity Date, then we will pay the Beneficiary a death benefit equal to the greater of:

o  the Contract's accumulation value, or
o the sum of all premiums paid less any amounts deducted in connection with partial surrenders.

Charges
No sales charge is deducted from your premiums. However, we will deduct a surrender charge upon certain early surrenders or withdrawals. This surrender charge depends on how long your Contract has been in force. During the first two Contract Years the surrender charge is 7% of the amount surrendered. This charge is reduced by 1% on each subsequent Contract anniversary until the eighth anniversary, when it becomes zero. Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's accumulation value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. Also, where permitted by state law, the surrender charge will be waived in the event of your confinement to a qualified institution or your having a terminal illness as defined in the Contract. The total surrender charge assessed over the life of the Contract will not exceed 9% of premiums paid.

We deduct an administration fee of $30 per year from your Contract's accumulation value during the Pay-in Period. We will waive the annual administration fee for all South Carolina Contracts, and for all other states, we will waive the annual administration fee for any year in which the accumulation value of your Contract is $25,000 or more on the last day of that Contract Year. We also reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We also deduct a daily administrative charge at the rate of 0.25% of net assets per year during both the Pay-in and Pay-out Periods.

As compensation for our assumption of mortality and expense risks, we deduct a charge from Carillon Account that is currently 1.00% of net assets per year, and will never exceed 2.00% per year. In accordance with state laws, premium taxes will be deducted from some Contracts.

The Funds in which Carillon Account invests pay an investment advisory fee and other expenses which are described in the Fund prospectuses.

SUMMARY OF SEPARATE ACCOUNT EXPENSES

The following charts and tables describe the fees and expenses that you will pay when buying, owning, and surrendering your Contract.

1. CONTRACT OWNER TRANSACTION EXPENSES (the fees and expenses that you will pay at the time that you buy your Contract, surrender your Contract, or transfer among investment options.
State premium taxes may also be deducted.)

o  SALES LOAD IMPOSED ON PURCHASES (as a percentage of
   purchase payments). . . . . . . . . . . . . . . . .None

o SURRENDER CHARGE (Contingent Deferred Sales Charge) (as a percentage of amount surrendered)

Contract Year
of surrender          1   2   3   4   5   6   7   8  Thereafter

Applicable Charge(1)  7%  7%  6%  5%  4%  3%  2%  1%    0%


    o  MAXIMUM TRANSFER FEE . . . . . . . . . . . . .$100(2)

2. PERIODIC EXPENSES (the fees and expenses that you will pay periodically while you own your Contract, not including portfolio fees and expenses)

    o  ANNUAL ADMINISTRATION FEE. . . . . . . . . . . $30(3)

    o SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)


CHARGE                                   MAXIMUM   CURRENT
Mortality and Expense Risk Charge         2.00%     1.00%
Administration Fee                        0.25%     0.25%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES    2.25%     1.25%

-----------
(1) Partial surrenders totaling up to 10% of a Contract's accumulation value may be made each Contract Year with-out the surrender charge being assessed.
(2) During the Pay-in Period, up to six transfers may be made each Contract Year without charge. The current charge for transfers in excess of 6 is $10. The maximum charge is $100.
(3) This charge applies only during the Pay-In Period. This charge is waived for all South Carolina Contracts; for all other states, this charge is waived for any year in which the Contract's accumulation value is $25,000 or more on the last day of the Contract Year.



3. UNDERLYING FUND EXPENSES (the minimum and maximum total operating expenses charged by the Funds, including management fees, 12b-1 fees, and other expenses, that you may pay periodically during the time that you own your Contract. More detail concerning each Fund's fees and expenses is contained in each Fund's prospectus.)

    o  TOTAL ANNUAL FUND OPERATING EXPENSES

              Minimum          Maximum
               0.50%           1.33%

4. The Examples that follow are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include maximum contract owner transaction expenses, contract fees, and separate account annual expenses. Each Example assumes that you invest $10,000 in your Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the Funds.
 Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  a) If you surrender your at the end of the applicable time period:

     MAXIMUM:

      1 year      3 years     5 years     10 years
     $1,084.00   $1,763.00   $2,350.00   $3,971.00

  b) If you annuitize your Contract at the end of the applicable time period:

     MAXIMUM:

      1 year      3 years     5 years     10 years
      $375.00    $1,140.00   $1,924.00   $3,971.00

c) If you do not surrender your Contract:

     MAXIMUM:

      1 year      3 years     5 years     10 years
      $375.00    $1,140.00   $1,924.00   $3,971.00

In the examples above, the $30 annual administration fee has been reflected in the calculation of annual expenses by converting the fee to a percent of average net assets attributable to the Contracts, adding it to the current Total Separate Account Annual Expenses and the Fund Annual Expenses shown in the Fund's prospectus and multiplying the resulting percentage figure by the average annual assets of the hypothetical account. The fee has been converted to a percent by dividing the total amount of the fee collected during 2004 by the total average net assets attributable to the Contracts. Net assets attributable to the Contracts include amounts allocated to both Carillon Account and the Guaranteed Account except for such amounts as are held as reserves for annuity benefit payments.



THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT

            _____________________________________
           |                                     |
           |  We are a mutual insurance company. |
           |_____________________________________|

The Union Central Life Insurance Company
We are a mutual insurance company, organized in 1867 under the laws of Ohio. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia. The Contract is available in all states, subject to certain state variations.

On or about January 28, 2005, the boards of directors of Union Central and The Ameritas Acacia Companies of Lincoln, Nebraska voted to combine at the mutual holding company level. This transaction is subject to appropriate regulatory approval and the approval of the members and policyholders of both insurance companies.

     ___________________________________________________
    |                                                   |
    | Carillon Account is one of our separate accounts. |
    |___________________________________________________|

Carillon Account
Carillon Account is one of our separate accounts. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean that the SEC supervises the management or investment practices or policies of Carillon Account. Our Board of Directors established Carillon Account on February 6, 1984.

Although the assets of Carillon Account belong to us, those assets are held separately from our other assets, and are not chargeable with our liabilities incurred in any other business operations (except to the extent that assets in Carillon Account exceed our liabilities under the variable portion of the Contracts). Accordingly, the income, capital gains, and capital losses incurred on the assets of Carillon Account are credited to or charged against the assets of Carillon Account, without regard to the income, capital gains or capital losses arising out of any other business we may conduct. Therefore, the investment performance of Carillon Account is entirely independent of both the investment performance of our general assets and the performance of any other of our separate accounts.

       __________________________________________________
      |                                                  |
      | Each Subaccount of Carillon Account invests in a |
      | different Fund Portfolio.  Thirty-one Portfolios |
      |            currently are available.              |
      |__________________________________________________|

Carillon Account has been divided into Subaccounts, each of which invests in a different Portfolio of the Funds. We may add additional Subaccounts at our discretion.

The Funds
The Funds are mutual funds registered with the SEC. Such registration does not mean that the SEC supervises the management or investment practices or policies of the Funds. Each Fund has one or more additional Portfolios that are not available through the Contract. The assets of each Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. The Portfolios that are available through the Contract and their investment advisers are:

PORTFOLIOS                       FUND TYPE               INVESTMENT ADVISER
AIM V.I. Capital                 large cap growth        A I M Advisors, Inc.
Appreciation Fund, Series I

AIM V.I. Growth Fund, Series I   large cap growth        A I M Advisors, Inc.

Alger American Leveraged         multi-cap growth        Fred Alger Management, Inc.
AllCap Portfolio, Class O

Alger American MidCap            midcap growth           Fred Alger Management, Inc.
Growth Portfolio, Class O

American Century Investments     large cap value         American Century Investment
VP Income & Growth Fund                                  Management, Inc.

American Century Investments     multi-cap value         American Century
VP Value Fund                                               Investment Management, Inc.

FTVIPT Templeton Foreign         international           Templeton Investment
Securities Fund, Class 2         (large cap value)       Counsel, LLC

MFS VIT Emerging Growth Series   multi-cap growth        Massachusetts Financial
                                                         Services Company

MFS VIT High Income Series       high yield              Massachusetts Financial
                                 (junk) bonds            Services Company

MFS VIT Investors Trust Series   large cap core          Massachusetts Financial
                                                         Services Company

MFS VIT New Discovery Series     small cap growth        Massachusetts Financial
                                                         Services Company

MFS VIT Total Return Series      balanced                Massachusetts Financial
                                 (equities and bonds)    Services Company

Neuberger Berman                 large cap value         Neuberger Berman
AMT Guardian Portfolio                                   Management, Inc.

Oppenheimer Global               global                  OppenheimerFunds, Inc.
Securities Fund/VA               (large cap growth)
(Non-service Shares)

Oppenheimer Main                 large cap core          OppenheimerFunds, Inc.
Street Fund/VA
(Non-service Shares)

Scudder VS I Capital Growth      large cap growth        Deutsche Investment
Portfolio (Class A)                                      Management Americas Inc.

Scudder VS I International       international           Deutsche Investment
Portfolio (Class A)              (large cap core)        Management Americas Inc.

Scudder VS I                     money market            Deutsche Investment
Money Market Portfolio                                   Management Americas Inc.

Seligman Communications and      sector concentration:   J. & W. Seligman & Co.
Information Portfolio            communications,         Incorporated
(Class 2)                        information and
                                 related industries

Seligman Smaller-Cap Value       small cap value         J. & W. Seligman & Co.
Portfolio (Class 2)                                      Incorporated

Summit Pinnacle Balanced         balanced                Summit Investment
Index Portfolio                  (equities and bonds)    Partners, Inc.

Summit Pinnacle Bond Portfolio    bond                   Summit Investment
                                                         Partners, Inc.

Summit Pinnacle EAFE             index: MSCI EAFE        Summit Investment
International Index Portfolio    (international)         Partners, Inc.

Summit Pinnacle Lehman           index: Lehman           Summit Investment
Aggregate Bond                   Aggregate Bond (bond)   Partners, Inc.
Index Portfolio

Summit Pinnacle Nasdaq-100       index: Nasdaq-100       Summit Investment
Index Portfolio                  (large cap growth)      Partners, Inc.

Summit Pinnacle Russell 2000     index: Russell 2000     Summit Investment Partners, Inc.
Small Cap Index Portfolio        (small cap core)

Summit Pinnacle S&P              index: S&P MidCap       Summit Investment Partners, Inc.
MidCap 400 Index Portfolio       400 Index
                                 (mid cap core)

Summit Pinnacle S&P 500           index: S&P 500         Summit Investment Partners, Inc.
Index Portfolio                   (large cap core)

Summit Pinnacle                  large cap value         Summit Investment Partners, Inc.
Zenith Portfolio

The Universal Institutional      bond                    Morgan Stanley
Funds, Inc. Core Plus                                    Investment Management Inc.
Fixed Income Portfolio,                                  (doing business in this
Class I                                                  instance as Van Kampen)

The Universal Institutional      Sector                  Morgan Stanley
Funds, Inc. U.S. Real            concentration: REIT     Investment Management Inc.
Estate Portfolio,                                        (doing business in this
Class I                                                  instance as Van Kampen)

           _________________________________________
          |                                         |
          |Portfolio performance is NOT guaranteed. |
          |_________________________________________|

THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS
STATED OBJECTIVE.   Additional information about the
investment objectives and policies of the Portfolios can be found in the current Fund prospectuses delivered to you with this prospectus. You should read the Fund prospectuses carefully before making any decision about the allocation of your premiums to a particular Subaccount of Carillon Account.

        _____________________________________________
       |                                             |
       | We may add, delete or modify the Portfolios |
       |        available under the Contract.        |
       |_____________________________________________|

Additions, Deletions or Substitutions of Investments
We retain the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Portfolio shares purchased by any Subaccount of Carillon Account. We reserve the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if in our judgment investment in any Portfolio would become inappropriate. To the extent required by applicable law, substitutions of shares attributable to your interest in a Subaccount will not be made until you have been notified of the change, and until the SEC has approved the change. In the case of such a substitution, affected Contract Owners will have the right, within 30 days after notification, to transfer their accumulation value to other Subaccounts without incurring a transfer fee. Any transfer made by affected Contract Owners during the notice period will not be counted against their free transfers for that year. Nothing contained in this Prospectus shall prevent Carillon Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We may also establish additional Subaccounts of Carillon Account. Each additional Subaccount would purchase shares in a new Portfolio or in another Fund. New Subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Contract Owners, if at all, only on a basis we determine. We may also eliminate one or more Subaccounts if we believe that marketing, tax or investment conditions so warrant.

If we deem it to be in the best interests of persons having voting rights under the Contracts, Carillon Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with one or more other separate accounts.

The Contract
        ______________________________________________
       |                                              |
       | Minimum premium payments, after the initial  |
       | premium, are $25 for Qualified Contracts and |
       |       $50 for Nonqualified Contracts.        |
       |______________________________________________|

Purchasing a Contract
You can purchase a Contract by completing an application and having it and a premium of at least $25 for Qualified Contracts or $50 for Nonqualified Contracts sent to us by one of our registered representatives. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject any application. We will credit initial premiums accompanied by completed applications to the Contract not later than two business days following receipt. In certain employer retirement plan situations, we will issue your Contract and apply the premiums when they are sent by your employer. If we cannot credit an initial premium to the Contract within five business days of our receipt of it, then we will return the premium immediately unless the applicant consents to our holding the premium for a longer period.

                _____________________________
               |                             |
               | Subsequent premiums may be  |
               |    made at any time.        |
               |_____________________________|
Premiums
After the first premium has been paid and accepted, you have flexibility (within the limits of your retirement plan, if any) in determining the size and frequency of subsequent premiums. Premiums may be paid at any time and in any amount, subject only to the $25/$50 minimum and to a maximum of $10,000 per Contract Year. We may waive the maximum but a waiver in one instance does not constitute a waiver for any additional premiums.

      ___________________________________________
     |                                           |
     |  If you stop making premium payments and  |
     |  have a small accumulation value, we may  |
     |           terminate your Contract.        |
     |___________________________________________|


If you pay no premiums for two consecutive Contract Years
(three if you live in New York), we may cancel your Contract and return its accumulation value (minus the administration fee and surrender charge, if applicable) but only if:

  o the accumulation value is less than $2,000 at the end of the two-year period (three in New York);

  o the total premium paid, less any partial surrenders, is less than $2,000; and

  o we have given you at least 30 days notice to pay an additional premium to prevent cancellation.

Your premiums will be allocated among the Investment Options in accordance with the instructions specified in your application for the Contract or as you may subsequently change them. You may allocate any portion of your premiums (subject to a $10 minimum) to any of the Investment Options.
 You may change your payment allocation instructions at any time, without charge, by providing us new instructions in a form acceptable to us.

          __________________________________
         |                                  |
         |  Accumulation units are used to  |
         |    measure the value of your     |
         |  Variable Account subdivisions.  |
         |__________________________________|

Crediting of Accumulation Units
We credit premiums that you allocate to your Variable Account to your Contract in the form of Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount you allocate to each subdivision of the Variable Account by the Accumulation Unit value for the corresponding Subaccount of Carillon Account for the Valuation Period during which your premium is received. (In the case of the initial premium, units are credited on the valuation date when we accept the application, or on the valuation date when we receive the initial premium, whichever is later.) The value of the Accumulation Units will vary in accordance with investment experience and expenses of the Portfolio in which the Subaccount invests.

During the Pay-in Period, your Contract's accumulation value equals the sum of the Variable Account and the Guaranteed Account credited to your Contract. The Variable Account is the sum of the value of all subdivisions of the Variable Account. The value of a subdivision equals the number of Accumulation Units credited to that subdivision times the value of the Accumulation Units for the corresponding Subaccount. For the value of the Guaranteed Account, see page 2.

Value of Accumulation Units
The value of Accumulation Units is expected to change every valuation period, and will depend upon the investment performance and expenses of the Portfolio in which each Subaccount invests. The Accumulation Units in each Subaccount are valued separately.

     ____________________________________________________
    |                                                    |
    |   The values of accumulation units vary with the   |
    |      performance of corresponding Portfolios.      |
    |   The values of accumulation units are computed    |
    | at the close of business on each "valuation date." |
    |____________________________________________________|

A valuation period is the period between successive valuation dates, commencing at the close of business of each valuation date and ending at the close of business of the next succeeding valuation date. A valuation date is each day, Monday through Friday, when there are purchases or redemptions of Fund shares, except:

o when the New York Stock Exchange is closed (currently, New Year's Day, Martin Luther King, Jr. Day,
   Washington's Birthday (observed), Good Friday,
   Memorial Day, Independence Day, Labor Day,
   Thanksgiving Day, and Christmas Day (observed));
   and

o any day on which changes in the value of the portfolio securities of a Portfolio will not materially affect the current net asset value of the shares of that Portfolio.

The value of each Accumulation Unit was initially set at $10. Thereafter, the value of an Accumulation Unit for any valuation period equals the value of such a unit as of the immediately preceding valuation period, multiplied by the "Net Investment Factor" for the current valuation period.

The Net Investment Factor for each Subaccount for any
Valuation Period is determined by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is:
o the net asset value per Portfolio share held in the Subaccount determined as of the end of the current valuation period; plus
o the per share amount of any dividend or capital gains distributions made by the Portfolio on shares held in the Subaccount if the "ex-dividend" date occurs during the current valuation period; plus or minus
o a per share charge or credit for any taxes incurred by or provided for in the Subaccount, which we determine to have resulted from the maintenance of the Subaccount
   (we do not believe that currently any taxes are incurred by Carillon Account); and

(B) is:
o the net asset value per Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period (adjusted for an "ex-dividend"); plus or minus
o the per share charge or credit for any taxes provided for during the immediately preceding valuation period; and

(C) is:
o a factor representing the daily charges we deduct from Carillon Account for administrative expenses and assumption of the mortality and expense risks under the Contract. The factor is equal to 0.000034034 for a one-day valuation period.

Self-Service Access to Information and Services
You will be able to review information and request service concerning your Contract by visiting our website, www.unioncentral.com.

You will need your contract number and taxpayer identification number to establish initial access to our client service center on our website, Service Central. As part of the initial log in to Service Central, you will create your own unique user identification and password. Once you have logged on to Service Central, you will be able to perform the functions described below:

  o choose electronic delivery of certain future mailings
    (this feature available only online)
  o check Contract values
  o verify address and beneficiary information (this feature available only online)
  o transfer balances among Subaccounts
  o change your allocation of future premiums
  o request a statement
  o request service forms
  o change your password

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR DISCONTINUE
SERVICE CENTRAL ONLINE AT ANY TIME AND WITHOUT PRIOR NOTICE.

     _______________________________________________
    |                                               |
    | During the Pay-in Period, you may make 6 free |
    | transfers per Contract Year from or among the |
    | Variable Account subdivisions.  Additional    |
    | transfers cost $10 each.  Transfers from the  |
    |Guaranteed Account are subject to restrictions.|
    |_______________________________________________|

Transfers
During the Pay-in Period, you may transfer amounts among subdivisions of your Contract's Variable Account subject to the terms and restrictions imposed by your Contract and the Funds. You may also transfer amounts up to the greater of:

o  20% of the value of the Guaranteed Account (as of the
   first day of the Contract Year), or
o  $1,000

from the Guaranteed Account to subdivisions of the Variable Account each Contract Year. There is no maximum on amounts that may be transferred out of a subdivision of the Variable Account into the Guaranteed Account. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

During the Pay-in Period, you may make up to six free transfers each Contract Year. However, we will impose a transfer fee (currently $10 and guaranteed not to exceed
$100) for each transfer in excess of six. If after a transfer the amount remaining in any Investment Option is less than $25, then the entire amount will be transferred instead of the requested amount.

Your transfer requests must be made by written or telephone or electronic instructions which specify in detail the requested changes. Transfers from subdivisions of the Variable Account will be made based on the Accumulation Unit values at the end of the valuation period during which we receive the transfer request at our Home Office (address and phone number on the first page of this prospectus). If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

During the Pay-out Period, the Annuitant can change the reserve basis (contract reserves for the specific variable annuity contract involved) for the variable annuity benefit payments he or she is receiving once in each 12 months after the first 12 months. Such a change in reserve basis for variable annuity benefit payments will result in subsequent annuity benefit payments being based on the investment performance of the Subaccount to which annuity reserves have been transferred.

Certain third parties may offer you asset allocation services for your Contract. Fees you pay for such asset allocation services are in addition to any Contract charges. WE DO NOT
ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

Excessive Trading: Your Contract is a long-term investment and is not designed for frequent transfers of your accumulation value among your Subaccounts. Frequent or excessive transfers put the Portfolios, Contract Owners, and Beneficiaries at risk. These risks include:
  o the dilution of interests of long-term investors in a Subaccount if purchases or transfers into or out of a Portfolio are made at prices that do not reflect an accurate value for the Portfolio's investments;
  o an adverse effect on portfolio management, such as impeding a portfolio manager's ability to sustain an investment objective, causing a Portfolio to maintain a higher level of cash than would otherwise be the case, or causing a Portfolio to liquidate investments prematurely (or at an otherwise inopportune time) to pay partial withdrawals or transfers out of the Portfolio; and
  o increased brokerage and administrative expenses.

The risks and costs are borne by all Contract Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the "Procedures") and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies and retirement plans with different policies and procedures may invest in the Portfolios, we cannot guarantee that all harmful trading will be detected or that a Portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among the subaccounts of variable products issued by those companies or retirement plans.

Deterrence. If we determine that you have engaged in excessive trading, we will take one or more of the following actions:
  o Revoke your privileges to make transfers by telephone and internet;
  o Limit your transfers to those requests made by regular
    U.S. mail;
  o Impose a fee of up to $15 per transfer.

You will be notified by letter if we determine you have exceeded the number or frequency of transfers allowed, or if we limit your access to transfers to requests made by regular U.S. mail. We reserve the right to reject any transfer from any Contract Owner we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a Portfolio.

Systematic transfers, including our Dollar Cost Averaging, Portfolio Rebalancing or Interest Sweep program will not be counted toward your limit on the number and frequency of transfers. We will implement transfers requested in writing and sent by U.S. mail first, in the order postmarked, then telephone or internet requests second, in the order received.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Contract Owners (or those acting on their behalf) to avoid detection.
 Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Contract Owners or intermediaries acting on their behalf. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

We apply the Procedures consistently to all Contract Owners without waiver or exception.

Portfolio Frequent Trading Policies. The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the polices and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. You should be aware that we may not have the contractual ability or the operational capacity to monitor your transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, Contract Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Procedures.

Omnibus Orders. Contract Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Portfolio's ability to apply its respective frequent trading policies and procedures.
We cannot guarantee that the Portfolio will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other
Contract Owners of Portfolio shares, as well as the Contract Owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected
Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Administrative Practices Regarding Transfers: All transfers among subdivisions of your Contract will be processed to receive the next available price. If your request arrives at Union Central after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, your instructions will be processed to receive the price as of the following valuation date. You may only make one transfer per day. We will send you a written confirmation of all electronic transfers within five business days. However, if we cannot complete a transfer as requested, our customer service representative will contact you in writing. CAUTION:
 We will act on instructions from anyone who provides the necessary information; we will not be able to verify that the person providing electronic transfer instructions via the IRIS automated telephone system or IRIS-online is you or is authorized by you.

        _____________________________________________
       |                                             |
       | You may make transfers, including Portfolio |
       |   Rebalancing, Dollar Cost Averaging, and   |
       |        Interest Sweep, by telephone.        |
       |_____________________________________________|

Telephone Transfers: You are eligible to make transfers, including Portfolio Rebalancing, Dollar Cost Averaging, and Interest Sweep, pursuant to telephone instructions unless you tell us in writing that you do not want to make transfers by telephone.

Telephone transfer instructions may be made by calling 1-800-319-6902 between 8:00 a.m. and 6:00 p.m. (Eastern Time) on days when we are open for business. Each telephone exchange request must include a precise identification of your Contract and other designated identifiers. We may accept telephone exchange requests from any person who properly identifies the correct Contract number and other designated identifiers. Thus, you risk possible loss of interest, capital appreciation and principal in the event of an unauthorized telephone exchange. Neither we nor the Funds nor Carillon Investments, Inc. (the principal underwriter of the Contracts) will be liable for complying with telephone instructions we reasonably believe to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and you will bear the risk of any such loss.
We will employ reasonable procedures to confirm that telephone instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such transactions to Contract Owners, and/or recording of telephone transfer request instructions received from Contract Owners. We may record all or part of any telephone conversation relating to transfer instructions without prior disclosure.

Telephone instructions apply only to previously invested amounts and do not change the investment of any future premiums paid under the Contract. You may change allocations of future premium payments by providing us new instructions in a form acceptable to us.

Note: During periods of drastic economic or market changes, telephone transfers may be difficult to implement. At such times, requests may be made by regular or express mail and we will process them pursuant to the terms and restrictions already described in this section.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR DISCONTINUE THE
TELEPHONE TRANSFER PRIVILEGE AT ANY TIME AND WITHOUT PRIOR
NOTICE.

     _________________________________________________
    |                                                 |
    | You may pre-arrange certain types of transfers, |
    |        including ones in connection with        |
    |  Dollar Cost Averaging, Portfolio Rebalancing   |
    |           and Interest Sweep programs.          |
    |_________________________________________________|

Special Transfers - Dollar Cost Averaging
We administer a dollar cost averaging ("DCA") program that enables you to pre-authorize a periodic exercise of your right to transfer amounts among subdivisions of the Variable Account. By entering into a DCA agreement, you instruct us to transfer monthly (as of the first business day of the month) a predetermined dollar amount from the Scudder VS I Money Market subdivision to other subdivisions of your Variable Account until the amount in your Scudder VS I Money
Market subdivision is exhausted.   The minimum amount of a
DCA transfer is $100. You may terminate your DCA agreement at any time by notifying us in writing at least five business days prior to the next scheduled transfer date. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

Transfers made pursuant to the DCA program are not subject to a transfer charge and do not affect your Contract right during the Pay-in Period to make up to six transfers each Contract Year without charge.

By allocating specific amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. There is no guarantee, however, that such an investment method will result in profits or prevent losses.

If you are interested in the DCA program, you may elect to participate in it by separate application, either by submitting paper or by telephone request as described above.

Portfolio Rebalancing Plan
You may elect to establish a Portfolio Rebalancing Plan. Under such a plan, you may tell us (in your application or by separate application, either by submitting paper or by telephone request as described above) the percentage levels you would like to maintain among the subdivisions of your Variable Account. These allocations may be based on asset allocation models which your agent may present to you. On a quarterly, semi-annual or annual basis (as you select), we will automatically rebalance the subdivisions of your Variable Account to maintain the indicated percentages by transfers among the subdivisions. The entire value of the subdivisions of your Variable Account must be included in your Portfolio Rebalancing Plan. If you make transfers without changing your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Other investment programs, such as the DCA program, Interest Sweep Plan (see below), or other transfers or withdrawals may not be appropriate in concert with the Portfolio Rebalancing Plan. Transfers made pursuant to the Portfolio Rebalancing Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. You may terminate your Portfolio Rebalancing Plan at any time by notifying us in writing at least five business days prior to the date of the next rebalancing. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

The Portfolio Rebalancing Plan is not available for amounts in the Guaranteed Account. We reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Interest Sweep Plan
If you have an allocation in the Guaranteed Account, you may elect (in your application or by separate application, either by submitting paper or by telephone request as described above) to have the interest credited to the Guaranteed Account periodically transferred (or "swept") into specified subdivisions of the Variable Account. The sweep may be done on a quarterly, semi-annual or annual basis. You may terminate your Interest Sweep Plan at any time by notifying us in writing at least five business days prior to the date of the next periodic sweep. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day. Transfers made pursuant to the Interest Sweep Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. We reserve the right to alter the terms or suspend or eliminate the availability of the Interest Sweep Plan at any time.

       ____________________________________________________
      |                                                    |
      | Full or partial surrenders give you access to your | | Contract's accumulation values. Surrender charges | | and penalty taxes may apply to some surrenders. |
      |____________________________________________________|

Surrenders
Please note: If required under federal law, we may have to block your Contract and refuse to honor any request for transfers, surrenders, or death benefits until instructions are secured from the appropriate regulator.

You may make cash withdrawals (surrenders) of all or part of your Contract's accumulation value at any time during the Pay-in Period (subject to any restrictions imposed in connection with your retirement plan). Surrender requests must be made in writing according to our procedures. Surrenders cannot be made by telephone. Surrenders include, but are not limited to, transactions commonly referred to as withdrawals, external transfers, rollovers and exchanges under Section 1035 of the Code. The amount available is your Contract's accumulation value at the end of the valuation period during which we receive the proper written request, minus any surrender charges, administration fee and premium taxes not previously deducted. Surrenders from the Variable Account generally will be paid within seven days of receipt of the written request. For surrenders from the Guaranteed Account, see page 2. For restrictions applicable to certain surrenders under Contracts issued in connection with plans adopted pursuant to Section 403(b) of the Code, see "Qualified Plans," page 2.

The minimum partial surrender is $100 or the entire amount in the Investment Option, whichever is less. If the amount remaining in the Investment Option would be less than $25 after the surrender (and deduction of the surrender charge, if any), then the request will be considered to be a request for surrender of the entire amount held in the Investment Option. If a partial surrender plus any surrender charge would reduce the Contract's accumulation value to less than $100, then a request for a partial surrender will be treated as a total surrender of the Contract and the entire accumulation value, less any charges, will be paid out.

Under certain circumstances, surrenders will be subject to surrender charges described below (at page 2). Under certain circumstances, surrenders may also be subject to a 10% tax penalty.

The full administration fee, if applicable, will also be deducted from your Contract at the time of total surrender regardless of the date of surrender. For total surrenders, any surrender charge and administration fee will be deducted from the amount paid.

We will implement partial surrenders by canceling Accumulation Units in an amount equal to the withdrawal and any applicable surrender charge. You may designate the Investment Option from which your surrender should be made. If you make no designation, your requested amount will be withdrawn from each of your Investment Options (in the proportion the Investment Option bears to your accumulation value). The surrender charge, if any, will be deducted from the value remaining after payment of the requested amount, or from the amount paid if the entire amount in an Investment Option is surrendered.

Since you assume the investment risk with respect to amounts allocated to your Variable Account (and because there are certain charges), the total amount paid upon total surrender of your Contract (including any prior surrenders) may be more or less than the total premiums that you paid.

           _________________________________
          |                                 |
          | Personal Income Plans allow you |
          |    to pre-arrange surrenders.   |
          |_________________________________|

Personal Income Plan
We administer a Personal Income Plan ("PIP") that enables you to pre-authorize periodic surrenders by entering into a PIP agreement with us that instructs us to withdraw a level dollar amount or percentage of your Contract's accumulation value on a monthly, quarterly, semi-annual or annual basis, or authorize us to calculate and distribute a required minimum distribution every year. To the extent that the total of PIP surrenders in a Contract Year exceeds 10% of your accumulation value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year), a surrender charge may be applicable. PIP surrenders may also be subject to the 10% federal tax on early withdrawals.


CHARGES AND OTHER DEDUCTIONS

     _____________________________________________________
    |                                                     |
    | You pay a $30 administration fee each Contract Year |
    |    during the Pay-in Period if your accumulation    |
    |             value is less than $25,000.             |
    |_____________________________________________________|

Administration Fees
During the Pay-in Period, we will deduct an administration fee of $30 from your Contract's accumulation value on the last day of each Contract Year for our expenses related to administration of your Contract and Variable Account. The annual administration fee will be waived for all South Carolina Contracts, and for all other states, it will be waived for any year in which the accumulation value of your Contract is $25,000 or more on the last day of that Contract Year. We reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We guarantee that the amount of this fee will not increase over the life of the Contract. This annual administration fee is not deducted during the Pay-out Period.

The fee will be deducted pro rata from all Investment Options in the same proportion that your interest in each bears to your Contract's total accumulation value. The full administration fee will also be deducted at the time of total surrender, regardless of the date of surrender. However, in the case of a total surrender, the annual administration fee will also be waived if the accumulation value of your Contract is $25,000 or more on the date of surrender.

__________________________________________________________
|                                                          |
| We deduct asset-based charges each day at an annual rate | | of 0.25% for administering the Contracts and Carillon | | Account and 1.00% for assuming certain mortality and | | expense risks. We may increase the mortality and |
|        expense risk charge to as much as 2.00%.          |
|__________________________________________________________|

We also deduct a daily administrative expense charge at an annual rate of 0.25% of the assets of your Variable Account to help defray our expenses of administering Carillon Account and the Contract. This deduction also is guaranteed not to increase over the life of the Contract.

Mortality and Expense Risk Charge
A "mortality and expense risk" charge will be deducted daily at a rate equal, on an annual basis, to 1.00% of your Contract's Variable Account. THIS CHARGE MAY INCREASE BUT WE
GUARANTEE THAT IT WILL NEVER BE MORE THAN 2.00%.

The mortality risk arises from our guarantees to make annuity benefit payments in accordance with the annuity tables in the Contract, regardless of how long the Annuitant lives and regardless of any improvement in life expectancy generally. This relieves Annuitants of the risk that they might outlive the funds that have been accumulated for retirement. The mortality risk also arises from our guarantee to pay death benefits equal to the total of all premiums paid under the Contract, with adjustments for any partial surrenders (including surrender charges), should you die during the Pay-in Period.

Our expense risk arises from the possibility that the amounts realized from the administration fees and surrender charge (which are guaranteed not to increase) will be insufficient to cover our actual administrative and distribution expenses. If these charges are insufficient to cover the expenses, the deficiency will be met from our general corporate funds, including amounts derived from the mortality and expense risk charge.

If amounts derived from the mortality and expense risk charge are insufficient to cover mortality costs and excess expenses, we will bear the loss. If the charge is more than sufficient, we will retain the balance as profit. We currently expect a profit from this charge.

 __________________________________________________________
|                                                          |
| Surrender charges may be deducted upon surrender of your | | Contracts. 10% of your accumulation value may be | | withdrawn each Contract Year without a surrender charge. | | Aggregate surrender charges will never exceed 9% of |
|                 aggregate premiums paid.                 |
|__________________________________________________________|

Surrender Charge (Contingent Deferred Sales Charge)
If you surrender your Contract in the first eight Contract
Years, then a surrender charge will be imposed on the amount withdrawn as shown below:

Contract Year                                       There-
of surrender         1   2   3   4   5   6   7   8  after

Applicable
Surrender Charge     7%  7%  6%  5%  4%  3%  2%  1%   0%

Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's accumulation value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. The cumulative total of all surrender charges is guaranteed never to exceed 9% of premiums. Also, PIP surrenders in a Contract Year totaling not more than 10% of the accumulation value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year) may be made without the imposition of the surrender charge.

Surrender charges on partial surrenders will be deducted pro rata from the value remaining in the Investment Option(s) from which the amount paid was withdrawn. However, if insufficient value remains to pay the surrender charges or if the entire amount in an Investment Option is withdrawn, then to the extent necessary, any surrender charge will be deducted from the amount to be paid. Any surrender charge on a total surrender of a Contract will be deducted from the amount paid.

The amounts we obtain from the surrender charge will be used to offset the distribution fee we pay to Carillon Investments, Inc. The surrender charge is not expected to recover all of the distribution costs associated with the Contracts. We will pay any shortfall out of our general surplus, which may include profits derived from the mortality and expense risk charge.

Certain surrenders of Contracts may also be subject to federal tax penalties. See Federal Tax Matters, page 2.

         ________________________________________
        |                                        |
        |   If state law allows, we will waive   |
        | surrender charges if your surrender is |
        | because you have a terminal illness or |
        |     are confined to a "qualified"      |
        |        health care institution.        |
        |________________________________________|

Terminal Illness/Confinement
Also, where permitted by state law, we will waive the surrender charge upon a full surrender or one or more partial surrenders of your Contract in the event of (1) or (2) below:

(1) You become confined in a qualified institution for a period of at least 30 consecutive days after the Contract
Date, subject to the following:

o You must be a natural person (not a trust, corporation, or other legal entity).
o You must have been an owner of the Contract continuously since the Contract Date.
o You were not confined in a qualified institution at any time during the 60 day period just prior to the Contract
   Date.
o We receive a written request for full or partial surrender along with due proof of confinement within 12 months following such confinement.

o A "qualified institution" means any licensed hospital or licensed skilled or intermediate care nursing facility at which:
   o medical treatment is available on a daily basis; and
   o daily medical records are kept for each patient.

(2) You contract a terminal illness after the Contract Date, subject to the following:

o You must be a natural person (not a Trust, Corporation, or other legal entity).
o You must have been an owner of the Contract continuously since the Contract Date.
o  You have less than 12 months to live.
o We must receive a written request for full or partial surrender together with a certificate from your attending physician stating your life expectancy and any other proof we may require.

o "Physician" means a medical doctor licensed in the United States who:
   o is operating within the scope of that license; and
   o is not you and is not related to you.

   ____________________________________________________
  |                                                    |
  |   The surrender charge may be reduced in certain   |
  |  circumstances, including in connection with sales |
  |    to groups or upon certain types of exchanges.   |
  |____________________________________________________|

Other Waivers or Reductions of Surrender Charge
The surrender charge may be reduced in certain instances where a large number of Contracts are issued in connection with a single sale. For example, the charge may be reduced where a corporate pension plan funded by the Contracts results in the issuance of a number of Contracts to the same owner, or where an employer-sponsored salary-deduction plan results in Contracts being issued to a number of employees of one employer. Any reduction in the surrender charge will be nondiscriminating by class of purchaser and will be based on reduced selling and other expenses.

The surrender charge may be modified for Contracts where the premium is a result of a transfer to or from:

o another Contract owned by the employer or another person for the benefit of the Contract Owner in connection with an employee benefit plan,
o a certificate (account) under certain of our group retirement annuity contracts, or
o certain of our life insurance policies or annuity contracts.

In addition, the surrender charge will be eliminated with respect to any amount payable in connection with the surrender of a Contract where such amount is forfeited by an employee under the terms of an employee benefit plan and credited to another Contract issued in connection with the plan. The reduction or elimination of the surrender charge in the foregoing circumstances recognizes the reduction of selling expense in such circumstances.

Premium Taxes
We will deduct any premium taxes imposed by state or local law when incurred, which could be:

o  at the Maturity Date,
o  when a total surrender occurs, or
o when premiums are paid (we do not currently deduct premium taxes when premiums are paid).

If the charge for premium taxes is deducted at the Maturity Date, it will be taken from each Investment Option in the proportion that your interest in the Investment Option bears to the Contract's total accumulation value. If the charge for premium taxes is deducted when premiums are paid, it will be deducted from the premium before the premium has been allocated to the Investment Option(s). Applicable premium tax rates depend upon such factors as your state of residency and the insurance laws and our status in that state when the premium taxes are incurred. Current premium tax rates range from 0 to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

         _____________________________________
        |                                     |
        |  The Funds pay investment advisory  |
        |       fees and other expenses.      |
        |_____________________________________|

Fund Expenses

There are deductions from and expenses paid out of the assets of the Funds that are fully described in the Fund prospectuses.

BENEFITS UNDER THE CONTRACT

     __________________________________________________
    |                                                  |
    |    During the Pay-in Period, a death benefit     |
    | at least equal to premiums paid (less surrenders |
    |  and related surrender charges) will be paid to  |
    |   the Beneficiary upon the death of the Owner.   |
    |__________________________________________________|


Death Benefits
If you are the Annuitant and you die during the Pay-in Period, then a death benefit will be paid to your Beneficiary, but if you are not the Annuitant, and the Annuitant dies during the Pay-in Period, you will be treated
as the Annuitant until you name a new Annuitant.   If you are
not the Annuitant, and you are a trust or corporation or some other entity that is not a living person, and the Annuitant dies during the Pay-in Period, we will pay the death benefit to your designated Beneficiary. Disclosure related to prior Contracts' definition of contract owner and their provisions concerning death benefits are as shown in Appendix D.

Subject to state insurance law, the death benefit will be the greater of:

o the sum of all premiums paid less any amounts deducted in connection with partial surrenders, including any surrender charge associated with those partial withdrawals; or

o  the Contract's accumulation value on the date we receive
   Due Proof of Death.

This formula guarantees that the death benefit will at least equal the sum of all premiums paid (less any partial surrenders and surrender charges on such partial withdrawals), independent of the investment experience of Carillon Account.

Until we receive Due Proof of Death and instructions, in the proper form, from your Beneficiaries, your Contract will remain allocated to the Subaccounts you chose, so the amount of the Death Benefit will reflect the investment performance of those Subaccounts during this period. If your Contract has multiple Beneficiaries, death benefit proceeds will be calculated when we first receive Due Proof of Death and instructions, in proper form, from any Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each Beneficiary has provided us instructions in the proper form..

If your spouse is your sole designated Beneficiary, the Contract will remain allocated to the Subaccounts you chose, even after we receive Due Proof of Death, until your spouse makes an election to either (1) continue the Contract as successor owner or (2) act as a beneficiary and choose a payment option. If you are holding the Contract in a name other than your own (i.e., as trustee of a trust), or if you designate a trust as your Beneficiary, you should consult a tax adviser concerning how this may affect your spouse's beneficiary rights under federal tax laws.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected. See page 2.

___________________________________________________________
|                                                          |
| You select the Maturity Date (when you stop paying | | premiums and start receiving annuity benefit payments) | | and may change it subsequently by giving us 30 days' |
|                     written notice.                      |
|__________________________________________________________|

Annuity Benefit Payments
Maturity Date-You may specify at the time of application the day that annuity benefit payments will commence under the Contract (the "Maturity Date"). You may change your Maturity Date at any time, provided we receive written notice of the change at least 30 days before the previously specified Maturity Date. The Maturity Date must be:

o  at least one month after the Contract Date
   (thirteen months after in New Jersey and New York);

o  the first day of a calendar month; and

o no later than the Annuitant's 95th (90th in New York) birthday (particular retirement plans and certain states may impose additional limitations).

Type of Income Payments-You may specify any proportion of your Contract's accumulation value (less premium taxes, if any) to be applied to a variable annuity or a fixed annuity. Variable annuity benefit payments will vary in accordance with the investment experience of the Subaccount(s) you select.

      ________________________________________________
     |                                                |
     | You select a fixed or variable annuity benefit |
     |  payment option at least 30 days prior to the  |
     |                  Maturity Date                 |
     |________________________________________________

At least 30 days before the Maturity Date, you must select how your Contract's accumulation value will be used to provide the monthly annuity benefit payments. If no selection is made, we will provide a fixed annuity with the proceeds of your accumulation value at maturity.

If the total accumulation value to be applied to an annuity benefit option, in the aggregate, is less than $5,000 ($2,000 in Massachusetts, New York and Texas), we will have the option of paying the accumulation value in a lump sum. If the total first monthly payment (combined Fixed and Variable) determined under the annuity benefit option selected, in the aggregate, is less than $50 ($20 in New York), we may change the payment frequency of annuity benefit payments to quarterly, semiannually or annually, or, depending on state law, we may have the option of paying the accumulation value in a lump sum.

Variable Annuity Benefit Payments
If you select a variable annuity, the amount of the first monthly annuity benefit payment will be based on your Contract's Investment Option allocation and will be obtained from the appropriate Option Table in your Contract. Subsequent monthly income payments will vary based on the investment experience of the Subaccount(s) used to reserve for the annuity.

Amount of Variable Annuity Benefit Payments - The amount of variable annuity benefit payments will depend not only upon the investment experience of the Subaccounts you select, but also upon the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the annuity benefit option chosen. We guarantee that the annuity benefit payments:

o will not be affected by any variation in the actual mortality experience of the Annuitants from what was assumed in determining the amount of the first monthly payment, and

o will not be affected by the actual amount of expenses we incur in administering the Contract.

Because variable annuity benefit payments will vary with the investment results of the Subaccounts, the amounts of those payments cannot be predetermined.

           ____________________________________
          |                                    |
          | Fixed annuity benefit payments are |
          |  based on interest credited at a   |
          |          guaranteed rate.          |
          |____________________________________|

Fixed Annuity Benefit Payments
If you select a fixed annuity, the amount of the annuity benefit payments will be determined by applying the accumulation value you want to apply to a fixed annuity at rates at least as favorable as those in the applicable annuity Option Table, in accordance with the annuity benefit option elected. This will be done at the Maturity Date. The annuity Option Tables contained in your Contract state your minimum interest rate.

We guarantee the amount of fixed annuity benefit payments. The payment depends on the annuity benefit option elected, the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the amount applied to purchase the fixed annuity.

No transfers may be made with respect to fixed annuity benefit payments.

_____________________________________________________________
|                                                           |
|A variety of annuity benefit payment options are available,| | including ones in which you receive payments for life | | or for the longer of life or a specified number of years | | and ones based on a single life or on the joint lives |
|                    of two or more people.                 |
|___________________________________________________________|


Annuity Benefit Payment Options - You may elect a fixed annuity, a variable annuity, or a combination fixed and variable annuity. All of the annuity benefit options listed below (except the alternate annuity option) are available as either fixed or variable annuities.

Up to 30 days before the Maturity Date, you may change the annuity benefit option. If an option is chosen which depends on the continuation of the life of the Annuitant or of a contingent Annuitant, proof of age will be required before annuity benefit payments begin. The annuity benefit options include:

Option 1: Life Annuity-

o Nonrefund. We will make payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. It is possible under this option that only one payment will be made if the Annuitant dies before a second payment is due, or that only two payments will be made if the Annuitant dies before the third payment, and so forth.

o 5-Years Certain. We will make payments for at least five years, and after that during the lifetime of the Annuitant.
No payments are due after the death of the Annuitant or, if later, the end of the five-year period certain.

o 10-Years Certain. We will make payments for at least 10 years, and after that during the lifetime of the Annuitant.
No payments are due after the death of the Annuitant or, if later, the end of the 10-year period certain. (This option will apply unless you select a different option.)

o Installment Refund. We will make payments for a period certain and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the period certain. The number of period certain payments is equal to the amount applied under this option divided by the amount of the first annuity payment; provided, however, that the amount of the final period certain payment shall be multiplied by that part of the answer which is not a whole number.

Option 2: Joint and Survivor Life Annuity-

o Joint and Survivor Nonrefund. We will make payments during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the last survivor of the Annuitant and contingent Annuitant. It is possible under this option that only one monthly annuity payment will be made if the Annuitant and contingent Annuitant both die before the second payment is made, or that only two payments will be made if they both die before the third payment, and so forth.

o Joint and Survivor with 10-Year Certain. We will make payments for 10 years and after that during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the survivor of the Annuitant and contingent Annuitant or, if later, the end of the 10-year period certain.

Instead of a settlement in accordance with the annuity benefit options described above, you may choose an alternate type of fixed annuity payment. Such alternate annuity option shall be based on rates at least as favorable as those for fixed-dollar single-premium immediate annuities we are issuing on the Maturity Date. This alternate annuity option may only be elected within 30 days before the Maturity Date.

If the Annuitant dies on or after the Maturity Date, but before annuity benefit payments have been made for a guaranteed period, if any, we will continue payments to the Beneficiary until the rest of the guaranteed payments have been made. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in the annuity Option Table from which the payments were determined) and pay that sum to the estate of the last to die of the Annuitant and the Beneficiary.

THE GUARANTEED ACCOUNT

    ________________________________________________________
   |                                                        |
   | Interests in the Guaranteed Account are not securities | | and Union Central is not an investment company. |
   |________________________________________________________|


PREMIUMS ALLOCATED TO THE GUARANTEED ACCOUNT AND TRANSFERS TO THE GUARANTEED ACCOUNT BECOME PART OF OUR GENERAL ASSETS, WHICH SUPPORT OUR INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GUARANTEED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS UNION CENTRAL REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER UNION CENTRAL NOR ANY INTERESTS IN OUR GENERAL ASSETS GENERALLY ARE SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND IT IS UNDERSTOOD THAT THE SEC STAFF HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACT. DISCLOSURES REGARDING THE FIXED PORTION OF THE CONTRACT AND UNION CENTRAL, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. For complete details regarding the fixed portion, see the Contract itself.

General Description
The Guaranteed Account is the value of the Contract that is part of our general assets, other than those allocated to separate investment accounts such as Carillon Account. You may elect to allocate all or part of your premiums to the Guaranteed Account, and you may also transfer values from your Variable Account to the Guaranteed Account. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account, whereas you bear the investment risk for amounts allocated or transferred to your Variable Account. We have sole discretion to invest our general assets, including assets funding the Guaranteed Account, subject to applicable law.

 __________________________________________________________
|                                                          |
| We guarantee that amounts you allocate to the Guaranteed | | Account will accumulate at a rate of at least the | | guaranteed rate stated in your Contract. We may credit |
|        more than the guaranteed rate of interest         |
|                    at our discretion.                    |
|__________________________________________________________|

Guaranteed Account Accumulations
We guarantee that we will credit interest to the Guaranteed Account at rate at least equal to the guaranteed rate stated in your Contract. Interest in excess of the guaranteed rate may be used in the calculation of the Guaranteed Account at such increased rates and in such a manner as we may determine. ANY INTEREST CREDITED TO THE GUARANTEED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED RATE STATED IN YOUR CONTRACT WILL BE DETERMINED IN OUR SOLE DISCRETION.

We guarantee that, during the Pay-in Period, the Guaranteed
Account of the Contract will be at least equal to:
o the total of all net premiums allocated to the Guaranteed Account; plus

o the total of all amounts transferred to the Guaranteed Account from the Variable Account; minus

o  the total of all amounts transferred from the Guaranteed
   Account to the Variable Account (including the transfer fee); minus

o the total of any administration fees attributable to the Guaranteed Account; minus

o  the total of all partial surrenders from the Guaranteed
   Account (including any surrender charge); plus

o interest accumulated in the Guaranteed Account (the minimum guaranteed interest rate varies according to state law and is stated in your Contract).

     ____________________________________________________
    |                                                    |
    |  You may surrender all or part of your Guaranteed  |
    | Account during the Pay-in Period, but we may delay |
    | paying your surrender proceeds for up to 6 months. |
    |____________________________________________________|

Surrenders
You may surrender all or part of your Guaranteed Account value at any time during the Pay-in Period prior to the death of the Annuitant. We intend to pay surrender requests upon receipt but reserve the right to delay payment of all surrenders from the Guaranteed Account for up to six months. Surrenders from the Guaranteed Account generally are subject to the same provisions that apply to surrenders from the Variable Account, discussed under "Surrenders" on page 2.

   _______________________________________________________
  |                                                       |
  | Transfers from the Guaranteed Account to the Variable |
  | Account may be made during the Pay-in Period. No more |
  |  than the greater of 20% of your Guaranteed Account   |
  |  (as of the first day of the Contract Year) or $1,000 |
  |       may be so transferred in a Contract Year.       |
  |_______________________________________________________|

Transfers
Amounts may be transferred between the Guaranteed Account and subdivisions of the Variable Account, at any time during the Pay-in Period. During the Pay-in Period, you may transfer up to the greater of

o  20% of the value of your Guaranteed Account (as of the
   first day of the Contract Year), or
o  $1,000

to one or more subdivisions of your Variable Account each Contract Year. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

GENERAL MATTERS

      ___________________________________________________
     |                                                   |
     |  You designate a Beneficiary to receive benefits  |
     |  upon your death during the Pay-In Period or the  |
     | death of the Annuitant during the Pay-Out Period. |
     |___________________________________________________|

Designation of Beneficiary
The Beneficiary is the person (or persons) you designate as such in your application and is the person or persons to whom benefits will be paid during the Pay-In Period upon your death, or the Annuitant's, if you are an Owner in the form of a trust or a corporation, or any other form than a living person. During the Pay-Out Period, the Beneficiary is the person to whom any remaining benefits will be paid upon the death of the Annuitant. Subject to the terms of any existing assignment or the rights of any irrevocable Beneficiary, you may change the Beneficiary by providing us with written notice. Any change will be effective at the time you signed it. We will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

    _______________________________________________________
   |                                                       |
   | In the first 10 days after you receive your Contract, | | you may return it and receive a refund from which |
   |         surrender charges are not deducted.           |
   |_______________________________________________________

10-Day Right to Examine Contract
If you are not satisfied with the Contract, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of any premium paid, or, in certain states, the Contract's accumulation value.

Contract Owner's Inquiry
You may make inquiries concerning your Contract by calling us at(800) 319-6902, or writing c/o Annuity Administration, P.O.
Box 40888, Cincinnati, Ohio 45240.

Contract Owner's Reports
Each calendar year quarter you will be sent a report at your last known address showing the following information, as of the end of the current report period: accumulation value; cash surrender value; amount of interest credited to the Guaranteed Account; change in value of the Variable Account; premiums paid since the last report; partial cash surrenders; expense charges; and any other information required by law. You will also be sent an annual and a semi-annual report for each Portfolio underlying a subdivision to which you have allocated accumulation value, including a list of the securities held in each Portfolio. In addition, when you pay premium payments, or if you transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of automatic premium payments, portfolio rebalancing, dollar cost averaging, and interest sweeps.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

FEDERAL TAX MATTERS

Introduction
The following discussion is general and is not intended as tax advice. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). We make no representation about the likelihood of continuation of these federal income tax laws or of the current interpretations by the IRS. Moreover, we have made no attempt to consider any applicable state or other tax laws.

The Contract may be used in connection with retirement plans that are qualified for special tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the Contract's accumulation value, on annuity benefit payments, and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Contract is purchased, on the tax and employment status of the individual concerned, on our tax status, and on other factors. Any person concerned about these tax implications should consult a competent tax adviser.

 ___________________________________________________________
|                                                           |
| Gains inside an annuity contract are usually tax-deferred | | (if the contract owner is a natural person) until there | | is a surrender or receipt of annuity benefit payments or | | a death benefit payment. When taxed, those gains are |
|                 taxed as ordinary income.                 |
|___________________________________________________________|

Tax Status of Contracts
The following discussion assumes that the Contracts will be treated as annuities under Section 72 of the Code.

We believe that an annuity owner generally is not taxed on increases in the value of an annuity contract until distribution occurs either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrenders), as annuity benefit payments under the annuity option elected, or as a death benefit payment. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the owner's cash value over the owner's investment in the contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity benefit payment or lump-sum payment) is taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the cash value (and in the case of a Qualified Contract, any portion of an interest in the qualified employer plan) generally will be treated as a distribution.

The following discussion applies generally to Contracts owned by natural persons.

In the case of a surrender, amounts received are treated as taxable income to the extent that they exceed the "investment in the contract." The "investment in a contract" generally equals the portion, if any, of any premium paid by or on behalf of an individual under a contract which has been included in the individual's gross income. The "investment in the contract" can be zero, which is common with Qualified Contracts. A special rule may apply to surrenders under Qualified Contracts with respect to the "investment in the contract" as of December 31, 1986. In the case of a partial surrender, amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the "investment in the contract" at that time. The "investment in the contract" is not taxable when withdrawn. For purposes of determining amounts treated as taxable income, all annuity contracts issued by the same company to the same person during any calendar year are treated as a single contract.

The recipient of an annuity benefit payment under the Contract is generally taxed on the portion of that payment that exceeds the investment in the Contract. For variable annuity benefit payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed until the investment in the Contract is recovered. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed annuity benefit payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the contract until the investment in the contract is recovered; the remainder of each payment is taxable. Once the investment in the contract is recovered, the entire amount of each payment is taxable.

      ____________________________________________________
     |                                                    |
     |  A 10% penalty tax may apply to gains distributed  |
     |         in a surrender prior to age 59 1/2.        |
     |____________________________________________________|

There may be imposed a penalty tax on surrenders equal to 10% of the amount treated as taxable income. Common exceptions to the penalty tax are for surrenders

o  made on or after age 59 1/2,
o  made as a result of death or disability, or
o received in substantially equal installments as a life annuity.

Other exceptions may apply.

A transfer of ownership of an annuity contract, or designation of an annuitant who is not also the owner, may result in certain tax consequences to the owner that are not discussed herein. If you are contemplating any such transfer or assignment of your Contract, you should contact a competent tax adviser with respect to its potential tax effects.

       _________________________________________________
      |                                                 |
      |  Federal income tax withholding provisions may  |
      |        apply to certain distributions.          |
      |_________________________________________________|

Distributions from tax-sheltered annuities, qualified pension or profit sharing plans, and state or local government deferred compensation plans that are eligible for "tax-free rollover" will be subject to an mandatory 20% federal income tax withholding unless such amounts are directly rolled over to another eligible retirement plan (which includes individual retirement plans) permitted under the Code. Withholding for federal income taxes on annuity payments or distributions from Nonqualified Contracts is required unless the recipient elects not to have any such amounts withheld and properly notifies us of that election. Failure to provide your taxpayer identification number will automatically subject any payments under the Contract to withholding.

    ______________________________________________________
   |                                                      |
   |    You should seek legal and tax advice prior to     |
   | purchasing the Contract for use in a qualified plan. |
   |______________________________________________________|

Qualified Plans
The Contract may be used with several types of qualified plans. The tax rules applicable to participants in qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Purchasers of Contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Contract.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees, directly or through voluntary salary reductions, are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In addition, effective January 1, 1989, cash distributions from a Section 403(b) annuity may not begin before the employee attains age 59 1/2, separates from his or her employer's service, dies or becomes disabled, except that cash distributions limited to the amount of premiums may be paid in the event of the employee's hardship. These restrictions apply to distributions attributable to contributions made after December 31, 1988 pursuant to a salary reduction agreement, earnings on those contributions, and earnings on amounts attributable to contributions held as of December 31, 1988 and made pursuant to a salary reduction agreement.

Individual Retirement Annuities. Sections 219, 408 and 408A of the Code permit individuals or their employers to contribute to an individual retirement plan known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis.

Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans.

H.R. 10 Plans. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10," permits self-employed individuals to establish tax-qualified plans for themselves and their employees. These plans are limited by law to maximum permissible contributions, distribution dates, and nonforfeitability of interests. In order to establish such a plan, a plan document, usually in a form approved in advance by the IRS, is adopted and implemented by the employer.

State and Local Government Deferred Compensation Plans.
Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, certain tax-exempt organizations, political subdivisions, agencies, instrumentalities and certain affiliates of such entities which enjoy special treatment. The Contracts can be used with such plans.

     TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS

Section 36.105 of the Texas Education Code permits participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon:
   o termination of employment in the Texas public institutions of higher education,
   o  retirement, or
   o  death.
Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer before the Contract can be surrendered.

           _________________________________________
          |                                         |
          |  We pay brokers to sell the Contracts.  |
          |_________________________________________

DISTRIBUTION OF THE CONTRACTS

Carillon Investments, Inc. ("Carillon Investments," a wholly-owned subsidiary of Union Central whose principal business address is 1876 Waycross Road, Cincinnati, Ohio 45240), is the principal underwriter of the Contracts. Carillon Investments is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. We will pay Carillon Investments an amount no more than 6% of premiums received over the duration of the Contract, from which Carillon Investments will pay commissions to its own registered representatives or pay a reallowance to other broker-dealers who distribute the Contracts. When the surrender charges are reduced, the amount paid to Carillon Investments will be less than 6% of premiums. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.
 From time to time, we may pay or permit other promotional incentives, in cash or production credit or other compensation. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars, and merchandise. We may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may vary, will be made by us or Carillon Investments out of our own assets and will not affect the amounts you pay to purchase, hold or surrender your Contract.

Also, Carillon Investments receives .25% from FTVIPT Templeton Foreign Securities Fund, Class 2, .25% from Seligman Communications and Information Portfolio (Class 2), and .19% from Seligman Small-Cap Value Portfolio (Class 2), in the form of 12b-1 fees. Class 12b-1 shares of these funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between .05% and .25% of subaccount assets for providing various shareholder support and marketing services.

          ____________________________________________
         |                                            |
         |  You instruct us how to vote Fund shares.  |
         |____________________________________________|

VOTING RIGHTS

To the extent required by law, we will vote the Portfolio shares held by Carillon Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding
Subaccounts of Carillon Account. However, if legal requirements should change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.

The number of votes which a person has the right to instruct will be calculated separately for each Subaccount. During the Pay-in Period, the number of votes for which you have a right to give instructions will be determined by dividing your Contract's accumulation value attributable to a subdivision by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the Annuitant has the voting interest. The number of votes during the Pay-out Period will be determined by dividing the reserve for that Contract held in a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the votes attributable to a Contract decrease as the reserves underlying the Contract decrease. In determining the number of votes, fractional shares will be recognized. Voting instructions will be solicited prior to a Fund's shareholder
meeting.   We will vote Fund shares held in Carillon Account
as to which we receive no timely instructions in proportion to the voting instructions received. Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.

FINANCIAL STATEMENTS

Financial statements of Carillon Account and Union Central are included in the SAI which may be obtained without charge by writing us at: P.O. Box 40409, Cincinnati, Ohio 45240-
0409 or telephoning us at: 1-800-319-6902.





                    APPENDIX A (Accumulation Unit Values)

                          ACCUMULATION UNIT VALUES
               (for a unit outstanding throughout the period)*

                                         Year ended December 31,
                             2004    2003    2002    2001      2000      1999       1998 1997 1996 1995
AIM VARIABLE INSURANCE FUNDS

CAPITAL APPRECIATION
SUBACCOUNT
Accumulation unit value        $9.36   $8.89   $6.95     $9.30    $12.27  $10.00(3)
Number of accumulation
 units outstanding,
 end of period               784,273 859,121 910,348 1,052,236 1,124,278 610,330(6)

GROWTH SUBACCOUNT
Accumulation unit value        $4.58   $4.29   $3.31     $4.85  $7.43(6)
 Number of accumulation
 units outstanding,
 end of period               496,080 360,351 235,245   181,579   117,890

ALGER AMERICAN FUND

LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value        $8.58   $8.03   $6.03  $9.24(8)
 Number of accumulation
 units outstanding,
 end of period               88,864  76,155  25,325     5,254

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value       $10.98   $9.83   $6.74  $9.68(8)
 Number of accumulation
 units outstanding,
 end of period              298,777 193,362  48,713    19,189

AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value        $9.28   $8.31   $6.51     $8.17  $9.03(6)
 Number of accumulation
 units outstanding,
 end of period               167,925 117,499  87,469    59,728    37,261

VALUE SUBACCOUNT
Accumulation unit value       $16.64  $14.73  $11.57    $13.40 $12.03(6)
 Number of accumulation
 units outstanding,
 end of period               465,871 433,220 414,793   341,588    35,931


                                         Year ended December 31,
                               2004      2003      2002      2001      2000

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES
 SUBACCOUNT
Accumulation unit value         $14.04    $11.99     $9.18    $11.42    $13.76
 Number of accumulation
 units outstanding,
 end of period                 652,270   591,135   564,354   479,534   515,425

                                         Year ended December 31,
                               1999      1998      1997       1996      1995
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES
 SUBACCOUNT
Accumulation unit value        $11.727   $10.893   $10.000(5)
 Number of accumulation
 units outstanding,
 end of period                 516,736   466,880   266,657

                                         Year ended December 31,
                               2004       2003        2002        2001        2000
MFS VARIABLE INSURANCE TRUST
EMERGING GROWTH SUBACCOUNT
Accumulation unit value           $14.04     $12.59     $9.78      $14.96     $22.77
 Number of accumulation
 units outstanding,
 end of period                 1,170,724  1,326,242  1,485,091  1,863,345  2,203,282

                                         Year ended December 31,
                               1999       1998     1997        1996      1995
MFS VARIABLE INSURANCE TRUST
EMERGING GROWTH SUBACCOUNT
Accumulation unit value          $16.431  $12.409  $10.000(5)
 Number of accumulation
 units outstanding,
 end of period                 1,778,952  855,018    224,193

                                         Year ended December 31,
                               2004      2003      2002      2001      2000

HIGH INCOME SUBACCOUNT
Accumulation unit value        $14.88     $13.80    $11.85    $11.69     $11.60
 Number of accumulation
 units outstanding,
 end of period                 507,328   484,014   455,157   536,804   546,223

                                         Year ended December 31,
                               1999       1998     1997        1996      1995
HIGH INCOME SUBACCOUNT
Accumulation unit value        $11.961   $12.139   $10.841   $10.000(2)
 Number of accumulation
 units outstanding,
 end of period                 569,104   442,315   269,398   108,723

                    ACCUMULATION UNIT VALUES
         (for a unit outstanding throughout the period)*

                                         Year ended December 31,
                               2004       2003        2002        2001        2000
INVESTORS TRUST SUBACCOUNT
Accumulation unit value           $15.67      $14.24      $11.81      $15.12      $18.22
 Number of accumulation
 units outstanding,
 end of period                 1,056,027   1,266,222   1,618,398   1,977,404   2,253,751

                                         Year ended December 31,
                               1999        1998        1997        1996        1995
INVESTORS TRUST SUBACCOUNT
Accumulation unit value          $17.531     $14.521     $11.352   $10.000(2)
 Number of accumulation
 units outstanding,
 end of period                 2,643,372   1,960,448   1,002,705     425,068

                                         Year ended December 31,
                             2004    2003    2002    2001    2000      1999       1998 1997 1996 1995

NEW DISCOVERY SUBACCOUNT
Accumulation unit value        $8.41   $7.99   $6.05   $8.96 $9.55(6)
 Number of accumulation
 units outstanding,
 end of period               397,753 338,917 247,919 170,528  108,257

TOTAL RETURN SUBACCOUNT
Accumulation unit value       $13.11  $11.92  $10.38  $11.08   $11.19  $10.00(3)
 Number of accumulation
 units outstanding,
 end of period               440,734 387,133 376,462 314,618  196,353  141,613

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
GUARDIAN SUBACCOUNT
Accumulation unit value       $10.10   $8.83   $6.78   $9.34 $9.60(6)
 Number of accumulation
 units outstanding,
 end of period               478,003 364,534 278,742 126,870  47,444

OPPENHEIMER VARIABLE
ACCOUNT FUND
GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value       $10.69   $9.08   $6.43   $8.36 $9.62(6)
 Number of accumulation
 units outstanding,
 end of period               287,133 213,656 138,982  73,226  47,115

MAIN STREET  SUBACCOUNT
Accumulation unit value        $8.73   $8.07   $6.45   $8.04 $9.06(6)
 Number of accumulation
 units outstanding,
 end of period               473,852 480,305 380,438 263,546 107,667

                                         Year ended December 31,
                               2004        2003        2002        2001        2000
SCUDDER VARIABLE SERIES I

CAPITAL GROWTH SUBACCOUNT
Accumulation unit value           $24.54      $23.01      $18.36      $26.25      $32.96
 Number of accumulation
 units outstanding,
 end of period                 1,197,372   1,350,544   1,588,747   2,035,301   2,478,523

                                         Year ended December 31,
                               1999        1998        1997        1996        1995
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value          $27.733     $22.803     $17.041     $14.394    $11.351
 Number of accumulation
 units outstanding,
 end of period                 2,505,505   2,278,985   1,896,320   1,593,634  1,162,999

                                         Year ended December 31,
                               2004       2003        2002        2001        2000
INTERNATIONAL SUBACCOUNT
Accumulation unit value           $19.05      $16.55      $13.12      $16.27      $23.82
 Number of accumulation
 units outstanding,
 end of period                   930,525   1,025,045   1,226,696   1,467,192   1,741,435

                                         Year ended December 31,
                               1999        1998        1997        1996        1995
INTERNATIONAL SUBACCOUNT
Accumulation unit value           $20.18     $17.256     $16.054     $14.192     $12.958
 Number of accumulation
 units outstanding,
 end of period                 1,683,640   1,695,187   1,669,242   1,564,591   1,220,160

                                         Year ended December 31,
                               2004       2003        2002        2001        2000
MONEY MARKET SUBACCOUNT
Accumulation unit value           $19.18      $19.25      $19.35      $19.29      $18.80
 Number of accumulation
 units outstanding,
 end of period                   442,132     638,133     931,730   1,140,682   1,050,647

                                         Year ended December 31,
                               1999      1998      1997      1996      1995
MONEY MARKET SUBACCOUNT
Accumulation unit value         $17.28   $16.627   $16.028   $15.468   $14.850   $14.526
 Number of accumulation
 units outstanding,
 end of period                 695,976   489,588   433,296   477,679   368,444   280,575

                                         Year ended December 31,
                             2004    2003    2002    2001     2000     1999     1998 1997 1996 1995
SELIGMAN PORTFOLIOS, INC.

COMMUNICATIONS & INFORMATION
 SUBACCOUNT
Accumulation unit value        $8.91   $8.14   $5.72 $9.09(8)
 Number of accumulation
 units outstanding,
 end of period               113,376  95,331  48,328  32,659

                  ACCUMULATION UNIT VALUES
         (for a unit outstanding throughout the period)*

                                         Year ended December 31,
                            2004      2003      2002      2001      2000      1999      1998 1997 1996 1995
SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value        $17.57    $14.87    $10.07 $12.07(8)
 Number of accumulation
 units outstanding,
 end of period                558,959   419,945   263,921    87,793

SUMMIT MUTUAL FUNDS, INC.
BALANCED INDEX SUBACCOUNT
Accumulation unit value        $10.41     $9.80     $8.43     $9.62    $10.18 $10.00(1)
 Number of accumulation
 units outstanding,
 end of period              1,001,895 1,066,099 1,167,083 1,274,745 1,363,063 1,590,562

                                         Year ended December 31,
                               2004       2003        2002        2001        2000
BOND SUBACCOUNT
Accumulation unit value           $36.45      $35.39      $33.11      $31.71      $30.05
 Number of accumulation
 units outstanding,
 end of period                   832,890     888,453     925,826     826,083     722,402

                                         Year ended December 31,
                               1999      1998      1997      1996      1995
BOND SUBACCOUNT
Accumulation unit value          $29.003     $27.584     $25.210     $23.865     $20.341
 Number of accumulation
 units outstanding,
 end of period                   840,552   1,011,680     766,722     672,511     574,421

                                         Year ended December 31,
                            2004      2003      2002      2001      2000      1999     1998 1997 1996 1995
EAFE INTERNATIONAL INDEX
SUBACCOUNT
Accumulation unit value        $15.41 $13.22(9)
 Number of accumulation
 units outstanding,
 end of period                 70,287   13,452

LEHMAN AGGREGATE BOND
INDEX SUBACCOUNT
Accumulation unit value        $10.24 $10.01(9)
 Number of accumulation
 units outstanding,
 end of period                 74,771   34,419

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value         $4.00     $3.68     $2.51     $4.06 $6.15(6)
 Number of accumulation
 units outstanding,
 end of period              1,361,584 1,303,124   802,205   756,790  342,818

RUSSELL 2000 SMALL CAP
INDEX SUBACCOUNT
Accumulation unit value        $12.52    $10.77     $7.46     $9.56 $9.54(6)
 Number of accumulation
 units outstanding,
 end of period                840,238   733,594   549,744   419,734  122,306

S&P MIDCAP 400 INDEX
 SUBACCOUNT
Accumulation unit value        $15.70    $13.73    $10.32    $12.31   $12.62 $10.00(3)
 Number of accumulation
 units outstanding,
 end of period              1,445,047 1,353,386 1,203,214 1,030,616  706,111  264,810

                                         Year ended December 31,
                               2004       2003        2002        2001        2000
S&P 500 INDEX SUBACCOUNT
Accumulation unit value           $18.35      $16.84      $13.32      $17.41      $20.12
 Number of accumulation
 units outstanding,
 end of period                 3,171,141   3,377,086   3,647,640   4,297,888   4,914,336
Payout unit value                 $18.35      $16.84      $13.32      $17.41
Number of payout
 units outstanding,
 end of period                       195         280         367         458

                                         Year ended December 31,
                               1999        1998        1997        1996        1995
S&P 500 INDEX SUBACCOUNT
Accumulation unit value          $18.876     $14.878     $11.375   $10.00(2)
 Number of accumulation
 units outstanding,
 end of period                 4,969,188   3,469,857   2,041,455    869,681
Payout unit value
Number of payout
 units outstanding,
 end of period

                                         Year ended December 31,
                               2004        2003        2002        2001        2000
ZENITH SUBACCOUNT
Accumulation unit value           $63.55      $56.06      $41.87      $55.13      $50.18
 Number of accumulation
 units outstanding,
 end of period                   723,144     758,484     840,714     933,412     962,488
Payout unit value                 $63.55      $56.06      $41.87      $55.13      $50.18
Number of payout
 units outstanding,
 end of period                   4715.14       5,193       5,690       6,147       6,766

                                         Year ended December 31,
                               1999        1998        1997        1996        1995
ZENITH SUBACCOUNT
Accumulation unit value          $41.397     $49.527     $41.682     $33.969      $27.147
 Number of accumulation
 units outstanding,
 end of period                 1,334,722   2,575,127   2,907,000   2,723,705   2,337,986
Payout unit value                 $41.72     $41.397     $49.527     $41.682     $33.969
Number of payout
 units outstanding,
 end of period                     7,689       8,295       8,952       9,142       9,796

                ACCUMULATION UNIT VALUES
       (for a unit outstanding throughout the period)*

                                                          Year ended December 31,
                                        2004      2003      2002  2001  2000  1999 1998 1997 1996 1995
UNIVERSAL INSTITUTIONAL FUNDS, INC.
CORE PLUS FIXED INCOME SUBACCOUNT
Accumulation unit value                  $10.47  $10.16(9)
 Number of accumulation
 units outstanding,
 end of period                           48,281    20,581

U.S. REAL ESTATE SUBACCOUNT
Accumulation unit value                  $17.36  $12.89(9)
Number of accumulation
 units outstanding, end of period       163,334    67,096

*Due to changes in accounting practices, values are no longer calculated to the thousandth place, and "accumulation unit values at end of period" are no longer separately provided.

(1) Commencement of operations was May 3, 1999.
    Assets of Carillon Capital subaccount were transferred to the Carillon Balanced Index Subaccount on
    October 29, 1999.
(2) Commencement of operations was May 1, 1996.
(3) Commencement of operations was May 3, 1999.
(5) Commencement of operations was May 3, 1999. Assets of American Century Investments Capital Appreciation subaccount were transferred to the AIM Capital
    Appreciation subaccount on October 29, 1999.
(6) Commencement of operations was May 1, 2000, with a beginning accumulation unit value of $10.00.
(8) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
(9) Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.


APPENDIX B--IRA DISCLOSURE STATEMENT

Part I of this statement is designed to help you understand the requirements, as they exist for tax years beginning on and after January 1, 2005, of federal tax law which apply to your traditional Individual Retirement Annuity (traditional IRA), your Simplified Employee Pension IRA (SEP-IRA for employer contributions), or to one purchased by your spouse (see Spousal IRAs below). Part II describes the requirements for your SIMPLE-IRA, and Part III describes the requirements for your Roth IRA. You can obtain more information regarding your IRA either from your sales representative or from any district office of the IRS, or by obtaining Publication 590 from IRS by calling 1-800-829-FORM or going to the following internet address: www.irs.gov.

Seven-day Review Period

Under federal law, you have seven days after you sign your application to review this statement and the prospectus without obligation. You may have a longer period under state law. If you notify us or your sales representative either orally or in writing within the applicable period that you want to revoke your application, your entire purchase payment will be refunded to you.
 Our address and telephone number are as follows:

The Union Central Life Insurance Company
1876 Waycross Road
Cincinnati, Ohio 45240
Telephone: (513) 595-2728 - 8:15 a.m.- 4:30 p.m.
           (Eastern Time Zone)


Part I.  Traditional IRA and SEP-IRA

Eligibility Requirements

If neither you, nor your spouse, is an active participant (see A. below) you may make a contribution of up to the lesser of $4,000 or 100% of compensation and take a deduction for the entire amount contributed. (Combined contributions to a traditional IRA and Roth IRA may not exceed $4,000 for the taxable year.) However, a catchup contribution is allowed for you if you have attained age
50. If you qualify for the catchup contribution, your maximum contribution limit is increased $500 to $4,500 for the calendar year 2005. If you or your spouse are an active participant but have a combined adjusted gross income (AGI) below a certain level (see B. below), you may make a fully deductible contribution. If, however, you or your spouse are an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA is scaled down and eventually eliminated.

A. Active Participant
You are an "active participant" for a year if you are covered by a retirement plan during any part of that year. Generally, you are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a tax-sheltered annuity arrangement, a 401(k) plan, a simplified employee pension plan (SEP), a SIMPLE plan, or a pension plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant in a retirement plan. (This includes Keogh/H.R. 10 plans.) Your Form W-2 for the year should indicate your participation status.

You may be an active participant even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as

o an Armed Forces Reservist, for less than 90 days of active service; or
o a volunteer firefighter covered for firefighting service by a government plan, which will not provide more than $1,800 per year at age 65.

Of course, if you are covered in any other plan, these exceptions do not apply.

If your spouse is an active participant, by employing similar rules as above to his or her situation, but you are not, deductibility for your traditional IRA will be phased out as described below, unless you file separately and do not live together at any time during the tax year.

B. Adjusted Gross Income (AGI)
If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the "Threshold Level," you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, your Threshold Level is $55,000 for taxable years beginning in 2005. The Threshold Level if you are married and file a joint tax return is $70,000 for taxable years beginning in 2005, and if you are married but file a separate tax return, the Threshold Level is $0. If you are married but file separately and you live apart from your spouse for the entire year, the IRS will treat you as not being married for purposes of active participant status and the Threshold Level. Thus, your Threshold Level is $55,000 for 2005. The Threshold Level is established for future years as follows:

                         Joint Returns
                                            The applicable
For taxable years beginning in:            Threshold Level
----------------------------------------------------------
                 2004                         $65,000
                 2005                         $70,000
                 2006                         $75,000
                 2007 and thereafter          $80,000

                     "Single" Returns
                                            The applicable
For taxable years beginning in:            Threshold Level
----------------------------------------------------------
                 2004                         $45,000
                 2005 and thereafter          $50,000

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI -Threshold Level) is called your Excess AGI.
 The Maximum Allowable Deduction is $4,000 (or $4,500 if you have attained age 50).

You can estimate your Deduction Limit as follows:


$10,000 - Excess AGI
-------------------- X Maximum Allowable Deduction = Deduction Limit
     $10,000


You must round down the result to the next lowest $10 level (the next lower number which ends in zero). For example, if the result is $1,524, you must round it down to $1,520. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

If you and your spouse file a joint tax return, and only one of you is an active participant, the applicable Threshold Level for the one who is not an active participant is $150,000 and the denominator of the fraction given above remains at $10,000.

Deductible Contributions

If you satisfy the eligibility requirements described above, contributions to your IRA will be deductible up to the deduction limit whether or not you itemize deductions on your federal income tax return. IRA or SEP-IRA contributions must be made by no later than the time you are required to file your income tax return for such year (i.e., April 15 if you are a calendar-year taxpayer) not including extensions.

Under a SEP-IRA agreement, the maximum annual contribution which your employer may make to a SEP-IRA contract is 25% of your compensation, but not more than $42,000 in 2005 (adjusted for
inflation).    Under certain circumstances an employee may elect
to have the employer make salary-reduction contributions to a SEP.
 For 2005, the maximum elective deferral is $14,000. However, a catchup contribution is allowed for individuals who have attained age 50. The maximum contribution limit is increased $4,000 to $18,000 for calendar year 2005. Employer contributions to a SEP-IRA are excludable from your gross income rather than being deductible.

If you or your employer should contribute more than the maximum contribution amount of your IRA or SEP-IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, an excise tax will be imposed on the excess for the tax year of contribution. The excise tax is equal to 6% of the excess contributions.

Once the excise tax has been imposed, an additional excise tax for the following tax year can be avoided if the excess is:

o  withdrawn before the end of the following year, or
o  treated as a current contribution for the following year.

No deductible contribution to your traditional IRA nor employee salary-reduction contribution to your SEP-IRA may be made by you during or after the tax year in which you attain age 70 1/2.

Nondeductible Contributions

Even if you are above the Threshold Level and thus may not make a deductible contribution, you may still contribute up to the lesser of 100% of compensation or $4,000 (or $4,500 if you have attained age 50) to a traditional IRA. The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS by including Form 8606 as a part of your tax return for the year.
There is a $50 penalty for failure to file Form 8606, titled
"Nondeductible IRA and Coverdell ESAs."

You may make a $4,000 contribution at any time during the year, if your compensation for the year will be at least $4,000, (or $4,500 if you have attained age 50) without having to know how much will be deductible. When you fill out your tax return you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the nondeductible amount, or to leave it in the IRA and designate that portion as a nondeductible contribution on your tax return.

No non-deductible contribution to your traditional IRA may be made by you during or after the tax year in which you attain age 70
1/2.

Spousal IRAs

Your spouse may make a contribution to a spousal IRA if he or she files a joint tax return with you and his or her gross income (if any) for the taxable year is less than yours. The maximum amount allowable as a contribution to the spousal IRA is limited to the lesser of (a) $3,000, and (b) the total of both spouses' gross income reduced by the amount, if any, contributed for your own IRA and your own Roth IRA. This means that the total contributions that can be made to your and your spouse's IRAs can be as much as $6,000 for the taxable year. However, a catchup contribution is allowed for your spouse if your spouse has attained age 50. If your spouse qualifies for the catchup contribution, your spouse's maximum contribution is increased $500 to $3,500 for calendar year 2004. Thus, the maximum contribution that can be made for you and your spouse's IRAs if you both have attained age 50 is $7,000 for the taxable year 2004.

The amount which your spouse may deduct for a spousal IRA is limited by application of the rules for active participation as described in "Eligibility Requirements," above.

You may not make a contribution to your traditional IRA for any tax year during which and after you attain age 70 1/2. Your spouse, however, may make contributions to his or her spousal IRA until the tax year in which he or she reaches age 70 1/2 if the other conditions mentioned in the previous paragraphs are met.

Rollover Contributions

Once every year, you are permitted to withdraw any portion of the value of your traditional IRA or SEP-IRA and reinvest it in another traditional IRA, a qualified plan, a Section 403(a) annuity, an eligible Section 457 governmental plan (provided it agrees to separately account for funds received from an eligible retirement plan) and another Section 403(b) annuity (TSA). Also, certain withdrawals made from such plans may be contributed to your traditional IRA. This transfer of funds from one traditional IRA to another eligible retirement plan is called a "rollover".
To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in a traditional IRA or other eligible plan within 60 days after the date it is received. You will not be allowed a tax deduction for the amount of any rollover contribution. A direct transfer of funds from one IRA to another IRA or other eligible plan also is permitted. Such direct transfers are not limited to one per year.

A similar type of rollover can be made with the proceeds of a qualified distribution from a qualified retirement plan (including TSA and HR-10 plans). Distributions from tax-sheltered annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement permitted under the Internal Revenue Code. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA or SEP-IRA contributions.

Premature Distributions

At no time can interest in your IRA or SEP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEP-IRA as a security for a loan or borrow on your IRA or SEP-IRA. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP-IRA to anyone. Use of an IRA or SEP-IRA as security or assignment of it to another will invalidate the entire annuity. The portion attributable to your deductible contributions and all earnings will be includible in your income in the year it is invalidated and will be subject to a 10% penalty if you are not at least age 59 1/2 or totally disabled, or if you do not meet certain other limited exceptions. (You may, however, assign your IRA or SEP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA or SEP-IRA.
 In the case of a surrender which does not qualify as a rollover, the amount withdrawn which is attributable to your deductible contributions and all earnings will be includible in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled, or if you do not meet certain other limited exceptions described in the following sentences. The 10% penalty does not apply to:

  o an amount equal to unreimbursed medical expenses in excess of 7.5% of your Adjusted Gross Income (AGI), or
  o amounts withdrawn to pay for medical insurance for you and your spouse and dependents if you have separated from employment and received unemployment compensation for at least 12 consecutive weeks, and the withdrawal is made in the year unemployment compensation is received or in the following year, or
  o surrenders for "qualified higher education expenses," or
  o a withdrawal up to $10,000 which is a "qualified first-time home distribution."

Qualified higher education expenses include tuition, as well as room and board, fees, books, supplies and equipment required for enrollment or attendance at a post-secondary education institution. Such qualified higher education expenses may be incurred by you or your spouse, or any child or grandchild of you or your spouse. A qualified first-time home distribution is one which is used within 120 days to rebuild, build or buy your principal residence or the principal residence of your spouse, child, grandchild or ancestor in a situation in which you or your spouse did not have any ownership interest in a principal residence in the two years ending on the date of acquisition of the residence at issue.

There is no 10% penalty if the IRA distributions are in substantially equal amounts (at least annually) over your life or life expectancy, or the joint lives or life expectancies of you and your beneficiary, and there is no 10% penalty for payments due to your death.

The 10% penalty tax does not apply to the distribution of excess contributions if you receive such distribution on or before the due date (including extensions of time) for filing your tax return, you did not deduct such excess contribution, and you also received the net income attributable to such excess contribution.
 However, the net income must be reported and may be subject to the 10% penalty tax. Unless you are 59 1/2, totally disabled, or meet the limited exceptions mentioned in the previous paragraphs, a 10% penalty tax will be imposed on the part of an excess contribution greater than the maximum contribution limit which is withdrawn after your tax filing date.

Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

The following formula is used to determine the nontaxable portion of your distributions for a taxable year:


(Nondeductible Contributions Balance) divided by (Year-end total of traditional IRA account balances plus distribution amount plus outstanding rollovers) times Total Distributions for the year equals Nontaxable Distribution for the year.


To compute the year-end total of traditional IRA account balances you treat all of your traditional IRAs as a single IRA. This includes all traditional IRAs, as well as SEP-IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

Distributions

A. Inadequate or Underdistributions - 50% Tax
Your IRA or SEP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either receive a lump-sum distribution of your IRA or start to receive distribution payments by the April 1 of the calendar year following the calendar year in which you attain age 70 1/2. If you elect other than a lump-sum distribution, the distribution must begin not later than the commencement date previously stated, and for each succeeding year a distribution must be made on or before December 31. If the payments are not sufficient to meet the requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

B. Distribution Forms
By the required beginning date, you may elect to have the balance in the account disbursed in one of the following forms:
o  a single sum payment;
o  equal or substantially equal payments over your life;
o equal or substantially equal payments over the lives of you and your designated beneficiary;
o equal or substantially equal payments over a specified period that may not be longer than your life expectancy;
   or
o equal or substantially equal payments over a specified period that may not be longer than the joint life and last survivor expectancy of you and your designated beneficiary.

C. Death Benefits
o If you die before your entire interest is distributed, the entire remaining interest will be disbursed as follows:

o If you die on or after disbursements have begun under B., the entire remaining interest must be disbursed at least as rapidly as elected under B.

o If you die before disbursements have begun under B., the entire remaining interest must be disbursed as elected by you or, if you have not so elected, as elected by the beneficiary or beneficiaries, as follows:

   o by December 31st of the year containing the fifth anniversary of your death; or

   o in equal or substantially equal payments over a period no longer than the life or life expectancy of the designated beneficiary or beneficiaries starting by December 31st of the year following the year of your death. If, however, the beneficiary is your surviving spouse, then this disbursement is not required to begin before December 31st of the year in which you would have turned 70 1/2.

The life expectancies described above will be calculated as of December 31 of the year following your death and will be reduced by one for each subsequent year for non-spouse beneficiaries. The life expectancy of a spouse beneficiary will be recalculated each subsequent year until the spouse's death. For each year after the year of the spouse's death, the spouse's remaining life expectancy will be reduced by one. If your spouse is your sole designated beneficiary on your death, such spouse may elect to be treated as you, the person originally establishing this IRA, or delay distributions until you would have reached age 70 1/2.

Prototype Status

The IRS reviewed the format of your IRA, and issued an opinion letter to us on May 19, 1986, stating that your IRA qualifies as a prototype IRA.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions, or 50% for distribution underpayments), you must file Form 5329 with the IRS. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

IRS regulations require us to report certain information to you with respect to the amount required to be distributed from your IRA for each calendar year after you attain age 70 1/2. (This reporting is not required with respect to IRAs of deceased owners.
 Also, this reporting is not required for Roth IRAs because there are no lifetime minimum distributions required for Roth IRAs.)

In compliance with the regulations, we will furnish you with a statement of the amount of the required minimum distribution and the date by which such amount must be distributed. As an alternative, we may provide you with a statement that 1) informs you that a minimum distribution is required for the calendar year and the date by which such amount must be distributed and 2) includes an offer to furnish you, upon request, with a calculation of the amount of the required minimum distribution with respect to your IRA for that calendar year. Beginning with required minimum distributions for calendar year 2004, when we report this information to you we will also be required to report similar information to the IRS.

Part II.  SIMPLE-IRA
A SIMPLE-IRA is one that is issued in conjunction with your employer's "savings incentive match plan for employees" (SIMPLE-IRA plan) which meets the requirements of Section 408 (p) of the Internal Revenue Code (Code). You should consult with your employer concerning the actual provisions of the SIMPLE-IRA plan pertaining to participation requirements, the amount of employee and employer contributions and other SIMPLE-IRA plan provisions. The following discussion concerns your SIMPLE-IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, above or the discussion in Part III of Roth IRA, unless otherwise noted.

Contributions

Your SIMPLE-IRA will accept only a cash contribution made by an employer on your behalf under a SIMPLE-IRA plan that meets the requirements of Section 408(p) of the Code, and a rollover contribution or a transfer of assets from another SIMPLE-IRA of yours. No other contributions will be accepted.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Rollovers and Transfers

Prior to the expiration of the two-year period beginning on the date you first participated in any SIMPLE-IRA plan maintained by your employer, any rollover or transfer by you of funds from this SIMPLE-IRA must be made to another SIMPLE-IRA of yours. Any distribution of funds to you during this two-year period may be subject to a 25% additional tax as a premature distribution if you do not roll over the amount distributed into a SIMPLE-IRA. After the expiration of this two-year period, you may roll over or transfer funds to any of your IRAs that are qualified under
Section 408(a), (b) or (p) of the Code.

Premature Distributions, Distributions and Reporting to the IRS

Rules similar to those pertaining to SEP-IRAs as discussed in Part I, above, in relation to premature distributions and distributions generally apply to your SIMPLE-IRA. See the section entitled "Reporting to the IRS" in Part I for an appropriate discussion of those requirements.

Prototype Status

The IRS reviewed the format of your SIMPLE-IRA and issued an opinion letter to us on September 26, 1997, stating that your Contract qualifies as a prototype SIMPLE-IRA.

Part III.  Roth IRA

A Roth IRA must meet the requirements of Section 408A of the Code.
 The following discussion concerns your Roth IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, or the discussion of the SIMPLE-IRA in Part II, above, unless otherwise noted.

Contributions

If your Roth IRA is not designated as a Roth Conversion IRA, then, except in the case of a rollover contribution described in Section 408A(e) of the Code, it will accept only cash contributions and only up to a maximum amount of $4,000 for your 2005 tax year.
(The aggregate amount of contributions for all of your Roth IRAs and traditional IRAs may not exceed $4,000.) If this Roth IRA is designated as a Roth Conversion IRA, no contributions other than IRA Conversion Contributions made during the same tax year will be accepted. Contributions may be made even after you attain age 70 1/2.

However, a catchup contribution is allowed for you if you have attained age 50. If you qualify for the catchup contribution, your maximum contribution limit is increased $500 to $4,500 for the calendar year 2004.

A Roth Conversion IRA is a Roth IRA that accepts only IRA
Conversion Contributions made during the same tax year.

IRA Conversion Contributions are amounts rolled over, transferred, or considered transferred from a non-Roth IRA to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b) of the Code, other than a Roth IRA.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Limitations on Contributions

The $4,000 (or $4,500 if you have attained age 50) limit described in the previous section is gradually reduced to $0 between certain levels of Adjusted Gross Income ("AGI"). If you are single, the limit on annual contributions is phased out between AGI of $95,000 and $110,000; if you are married and file jointly, between AGI of $150,000 and $160,000; and if you are married and file separately, between $0 and $10,000. You may not make an IRA Conversion Contribution during a tax year if your AGI for that year exceeds $100,000 or if you are married and file a separate return for that tax year. Roth IRA contributions must be made no later than the time you file your income tax return for that year (i.e., April 15, if you are a calendar year taxpayer) with no extensions.

If you should contribute more than the maximum contribution amount to your Roth IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your Roth IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for each tax year. (See Reporting to the IRS in Part I, above.).

Tax Treatment of Contributions

No federal tax deduction is allowed for your contributions to a Roth IRA.

Required Distribution on Benefits (Required Only Upon Your Death)

(The term "designated beneficiary" means any individual designated as beneficiary by you.)

A. If you die before your entire interest is distributed and your surviving spouse is not your sole designated beneficiary, the entire remaining interest will at your election, or if you have not so elected, at the election of the designated beneficiary, either:

   (1) be distributed by December 31 of the year containing the fifth anniversary of your death;
       or
   (2) be distributed over the life expectancy of the designated beneficiary starting no later than December 31 of the year following your death.
      If distributions do not begin by the date described above, distribution method (1) will apply.

B. In the case of distribution method (A)(2) above, to determine the minimum annual payment for each year, divide your entire interest as of the close of business on December 31 of the preceding year, by the life expectancy of the designated beneficiary, using the attained age of the designated beneficiary as of the beneficiary's birthday in the year distributions are required to commence, and subtract one for each subsequent year.

C. If your spouse is your sole designated beneficiary on your death, such spouse may elect to be treated as you, the person originally establishing this Roth IRA, or delay distributions until you would have reached age
   70 1/2.

Taxation of Distributions

A distribution from your Roth IRA is not includible in income if it is a "qualified distribution." A "qualified distribution" is one that is made after the first five years beginning with the first tax year in which you made a contribution to your Roth IRA, and which is made when you are at least age 59 1/2 or totally disabled or to your beneficiary or your estate upon your death or due to a qualified first-time home distribution. (See the discussion under the Premature Distributions section of Part I, above, concerning what a qualified first-time home distribution is.)

If a distribution from your Roth IRA is not a qualified distribution as described in the previous paragraph, it will be includible in your income to the extent that it is not treated as made from a contribution. This is determined by adding your current distribution to the total amount of all previous distributions and comparing this total with the amount of your contributions to your Roth IRA.

If, within the 5 year period starting with the year of a Conversion Contribution, any part of a withdrawal from this Roth
IRA is from the taxable part of an amount converted, the 10% tax on premature distributions applies, unless one of the exceptions applies.

For purposes of determining the correct tax treatment of withdrawals (other than the withdrawal of excess contributions and the earnings on them), the following rule sets forth the order of withdrawal:

   1. Regular contributions;
   2. Conversion Contributions, on a first-in-first-out basis, and then taken account of as the taxable portion first and then the nontaxable portion;
   3. Earnings on contributions.

As with a Traditional IRA, you may not use your Roth IRA as a security for a loan or borrow on your Roth IRA.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA, for example, going from a Roth IRA to a traditional IRA. This is called recharacterizing the contribution.

To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. The contribution will not be treated as having been made to the second IRA unless the transfer includes any net earnings allocable to the contribution. After the transfer has taken place, you cannot change your election to recharacterize.

You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made. No deduction is allowed for the contribution to the first IRA and any net earnings transferred with the recharacterized contribution are treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent that any deduction was allowed with respect to the contribution to the first IRA.

Prototype Status

Your Roth IRA is deemed to meet the statutory requirement for a Roth IRA pursuant to IRS guidelines.

               APPENDIX C - DISCLAIMERS

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Fund and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the index or data included in the index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the index or any data included therein, or any security (or combination thereof) comprising the index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the index or any data or any security (or combination thereof) included therein.

"Standard & Poor's(R)", "S&P(R), "S&P 500(R)", "Standard & Poor's 500(R)", "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Fund. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's.
 See further discussion in the Summit Fund prospectus.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to The Union Central Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R).
The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the funds, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

APPENDIX D

The Contract in use through 2001, and still in use in Vermont and New York, is Union Central Form 2617. This contract form contains different provisions concerning contract ownership and death benefit payments. Below is the prospectus disclosure language that accompanied use of Form 2617.

The following definition of contract owner substitutes for the definition on page CA-4:

"Contract Owner ("You") - During the Annuitant's lifetime and prior to the Maturity Date, the person designated as the owner in the Contract or as subsequently changed. During the Pay-out Period, the Annuitant is the Contract Owner. After the Annuitant's death, the beneficiary is the Contract Owner. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner."

The following provision substitutes for the language under "Annuity Benefit Payments" on pages CA-6:

"Annuity Benefit Payments

You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and the Annuitant was the Contract Owner or the Contract Owner is still living, then we will pay the beneficiary a death benefit equal to the greater of:

  o the Contract's accumulation value, or
  o the sum of all premiums paid less any amounts deducted in connection with partial surrenders."

The following provision substitutes for the language under "Death
Benefits" on pages CA-23:

"Death Benefits

If the Annuitant is the Contract Owner and dies during the Pay-in Period, or if the Annuitant dies during the Pay-in Period while the Contract Owner is living, then a death benefit will be paid to the Beneficiary. Subject to state insurance law, the death benefit will be the greater of:

  o the sum of all premiums paid less any amounts deducted in connection with partial surrenders, including any surrender charge associated with those partial withdrawals; or
  o the Contract's accumulation value on the date we receive Due Proof of Death.

This formula guarantees that the death benefit will at least equal the sum of all premiums paid (less any partial surrenders and surrender charges on such partial withdrawals), independent of the investment experience of Carillon Account.

If a Contract Owner who is not the Annuitant dies during the Pay-in Period and while the Annuitant is living, we normally will pay the Contract's accumulation value (measured as of the date we receive Due Proof of Death and instructions from your Beneficiary(ies) in proper form) to the Contract Owner's estate or to a successor Contract Owner. However, if the Contract Owner's spouse is the designated beneficiary under the Contract, that spouse will become the Contract Owner and no distribution will be required as a result of the death of the original Contract Owner.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected. "

                      CARILLON ACCOUNT

                             of

          THE UNION CENTRAL LIFE INSURANCE COMPANY

 1876 Waycross Road * Cincinnati, Ohio 45240 * 513-595-2600


             STATEMENT OF ADDITIONAL INFORMATION


                         May 1, 2005

     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Account's ("CA") current Prospectus, dated May 1, 2005, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at (513) 595-2600, or writing to 1876 Waycross Road, Cincinnati, Ohio 45240.

                  --------------------------------



                     TABLE OF CONTENTS


                                                    Page

Distribution of Contracts . . . . . . . . . . . . . .B-2
Determination of Annuity Payments . . . . . . . . . .B-2
Federal Tax Matters . . . . . . . . . . . . . . . . .B-3
Miscellaneous Contract Provisions . . . . . . . . . .B-4
Custody of CA's Assets. . . . . . . . . . . . . . . .B-5
Independent Registered Public Accounting Firm . . . .B-5
Financial Statements of CA and of
     Union Central. . . . . . . . . . . . (following B-5)

                DISTRIBUTION OF CONTRACTS

     Contracts are offered on a continuous basis through life insurance agents of Union Central who are also registered representatives of Carillon Investments, Inc., or another broker-dealer member of the National Association of Securities Dealers, Inc.

     As principal underwriter of the Contracts, the following distribution fees were paid to Carillon
Investments, Inc., by Union Central:

                  Year             Amount
                  2004          $2,776,487
                  2003          $2,822,156
                  2002          $3,241,287

            DETERMINATION OF ANNUITY PAYMENTS

     The amount of the first Variable Annuity payment is calculated by applying the Accumulation Value (less any premium tax charge deducted at this time), measured as of a date not more than 10 business days prior to the Maturity
Date, to the Annuity Tables in the Contract. This is done separately for each amount to be used to provide an annuity reserved for in a different Subaccount.

     The first Variable Annuity payment is divided by the appropriate Annuity Unit value (as of the same date that the amount of the first payment was determined) to determine the number of Annuity Units upon which later annuity payments will be based. This number of Annuity Units will not change. Variable Annuity payments after the first will be equal to the number of Annuity Units determined in this manner times the Annuity Unit value for each respective Subaccount calculated on a uniform basis not more than 10 business days before each annuity payment is due.

     Annuity Unit Value - The value of an Annuity Unit in each Subaccount of CA was initially set at $10. Annuity Units of each Subaccount are valued separately and will vary with the investment experience of the particular Subaccount.

     The value of the Annuity Unit for each Subaccount at the end of any valuation period is calculated by: (a) multiplying the prior Annuity Unit value by the Subaccount's Net Investment Factor for the period; and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity payment. In this manner, the Annuity Unit values will most likely change (except when the investment performance exactly equals the assumed interest rate) for each annuity payment (although the number of Annuity Units will remain fixed) and therefore the amount of the Variable Annuity payments will most likely vary.

     For administrative purposes, we may assign a Contract owner who elects a fixed annuity option for his or her Contract to our immediate fixed annuity contract. If we do so, the owner will receive a guaranteed interest rate no lower than the rate provided by his or her Contract.

                   FEDERAL TAX MATTERS

Taxation of Union Central

     Union Central is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("Code"). Since CA is not an entity separate from Union Central, and its operations form a part of Union Central, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of CA are reinvested and taken into account in determining the Accumulation and Annuity Unit values. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a Contract issued in connection with CA. Accordingly, Union Central does not anticipate that it will incur any federal income tax liability attributable to CA, and therefore Union Central does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Union Central being taxed on income or gains attributable to CA or certain types of Contracts, then Union Central may impose a charge against CA (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contracts

     Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each Portfolio of the Funds in which the Separate Account invests may be invested.
Union Central does not have control over the Funds or their investments. However, Union Central believes that each Portfolio in which the Separate Account owns shares will meet the diversification requirements and that therefore the Contracts will be treated as annuities under the Code.

     The Treasury has stated that regulations on diversification requirements do not provide guidance concerning the extent to which contract holders may direct their investments to the Portfolios of the Funds.
Regulations in this regard may be issued in the future. It is possible that when regulations are issued the Funds may not be in compliance with such regulations. Although Union
Central can provide no assurances that any such regulations will not adversely affect the tax treatment of existing
Contracts in all events, based upon a private letter ruling
Union Central has received on the Contracts, Union Central believes that any such regulations would be applied only on a prospective basis. For these reasons, Union Central reserves the right to modify the Contract as necessary to prevent the contract holder from being considered the owner of the assets of the Funds or otherwise to qualify the contract for favorable tax treatment.

     In addition, Nonqualified Contracts will not be treated as annuity contracts for purposes of Section 72 unless such contracts provide: (a) that if the contract holder dies on or after the annuity starting date but prior to the time before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contract holder's death; and (b) if the contract holder dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the contract holder. These requirements should be considered satisfied if any portion of the contract holder's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such designated beneficiary (or over a period that does not extend beyond the life expectancy of the designated beneficiary) and such distributions begin within one year of the contract holder's death. (A contract holder's designated beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person.) However, if the contract holder's designated beneficiary is the surviving spouse of the contract holder, the contract may be continued in the name of the spouse as the contract holder. Union Central believes that the Contracts described in this Prospectus meet these requirements. However, no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements. Other rules may apply to Qualified Contracts.

     For a discussion of the tax treatment of the contracts as annuities under Section 72, see "Tax Status of the Contracts" in the Prospectus.

             MISCELLANEOUS CONTRACT PROVISIONS

Delay of Payments

     Union Central will pay all amounts due from the Variable Account under the Contract within seven days, unless:

     (1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     (2) An emergency exists as defined by the Securities and Exchange Commission;

     (3) Federal regulators require us to block a Contract under federal regulations related to anti-money laundering, anti-terrorism or homeland security efforts; or

     (4) The Securities and Exchange Commission permits delay for the protection of the security holders.

Participating

     The Contract is issued on a participating basis, and as such is eligible to share in Union Central's profits and surplus to the extent determined by Union Central's Board of Directors in its sole discretion. Union Central anticipates that such participation, if at all, will be small in amount and will occur only in later years of the Contract.

Misstatement and Proof of Age, Sex or Survival

     Proof of age, sex, or survival of the Annuitant and any contingent Annuitant may be required prior to making annuity payments under any Annuity Option which depends on the continuation of life. If any age or sex has been misstated, Union Central will pay the amounts which would have been provided at the correct age and sex. After the annuity payments begin, Union Central will make up any underpayments in a lump sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the overpayment is made up.

Settlements

     Union Central may require the return of the Contract prior to any settlement. Due proof of the Annuitant's death must be received prior to settlement of a death claim.

Assignments

     The Contract Owner may assign the Contract prior to the Maturity Date and during the Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary, although the ability to assign certain Qualified Contracts may be restricted. An assignment will not be binding until received in writing by Union Central, and Union Central will not be responsible for the validity of an assignment. An assignment or pledge of the Contract may result in income tax liability to the owner.

     No Beneficiary may assign benefits under the Contract until they are due, and to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modification

     Union Central may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

                CUSTODY OF CA'S ASSETS

     Title to the assets of CA is held by Union Central.
Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements of CA at December 31, 2004 and 2003 and for the periods then ended, and of The Union Central Life Insurance Company at December 31, 2004 and 2003 and for the years then ended, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

CARILLON ACCOUNT

Period ended December 31, 2004

[LOGO]
ERNST & YOUNG

                Ernst& Young LLP       Phone: (513)612-4400
                1900 Scripps Center    www.ey.com
                312 Walnut Street
                Cincinnati, Ohio 45202




Report of Independent Registered Public Accounting Firm

To the Contract holders of Carillon
Account and the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Carillon Account, comprising the separate account divisions described in Note 2, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Account at December 31, 2004 and the results of their operations and changes in their net assets for the respective stated periods in conformity with U.S. generally accepted accounting principles.

                        Ernst & Young LLP


February 13, 2005

A Member Practice of Ernst & Young Global

CARILLON ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                             Summit Mutual Funds, Inc.
                                                 (affiliated issuer)
                             --------------------------------------------------------------
                                           Balanced                    S&P       S&P MidCap
                               Zenith       Index         Bond      500 Index    400 Index
                             Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                             ----------   ----------   ----------   ----------   ----------
ASSETS
Investments in shares of
Summit Mutual Funds, Inc.,
at fair value (cost
$36,373,458; $11,147,396;
$32,133,786; $69,528,378;
$19,500,409; $8,711,773;
$4,905,459; $1,144,836;
$1,166,119)                  $47,534,153  $10,960,842  $32,458,678  $60,435,248  $24,747,998
                             -----------  -----------  -----------  -----------  ------------
   Total Invested Assets      47,534,153   10,960,842   32,458,678   60,435,248   24,747,998

OTHER ASSETS &
 (LIABILITIES)                   (3,288)        2,398       10,306      (1,164)      (1,406)
                             -----------  -----------  -----------  -----------  -----------
NET ASSETS
(Contract Owners' Equity)    $47,530,865  $10,963,240  $32,468,984  $60,434,084  $24,746,592
                             ===========  ===========  ===========  ===========  ===========

                                             Summit Mutual Funds, Inc.
                                                 (affiliated issuer)
                             -----------------------------------------------------
                            Russell 2000                 Lehman
                              Small Cap    Nasdaq-100    Aggregate      EAFE
                               Index         Index       Bond Index  International
                             Subaccount    Subaccount    Subaccount    Subaccount
                             ----------    ----------    ----------    ----------
<s>                          <c>           <c>           <c>           <c>>
ASSETS
Investments in shares of
Summit Mutual Funds, Inc.,
at fair value (cost
$36,373,458; $11,147,396;
$32,133,786; $69,528,378;
$19,500,409; $8,711,773;
$4,905,459; $1,144,836;
$1,166,119)                  $11,524,180   $6,081,736    $1,149,316    $1,321,680
                             -----------   ----------    ----------    ----------
   Total Invested Assets      11,524,180    6,081,736     1,149,316     1,321,680

OTHER ASSETS & (LIABILITIES)       1,723           460           54           114
                             -----------   ----------    ----------    ----------
NET ASSETS (Contract
Owners' Equity)              $11,525,903    $6,082,196   $1,149,370    $1,321,794
                             ===========    ==========   ==========    ==========

                                     Scudder Variable Series I
                                       (unaffiliated issuer)
                              --------------------------------------
                                Money       Capital
                                Market       Growth    International
                              Subaccount   Subaccount   Subaccount
                              ----------   ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers, at
fair value (cost $9,289,521;
$42,426,664; $21,210,821;
$10,053,862; $2,158,733;
$1,268; $4,999)               $9,289,520   $29,524,086  $18,053,179
                              ----------   -----------  -----------
  Total Invested Assets        9,289,520    29,524,086   18,053,179

OTHER ASSETS & (LIABILITIES)         644      (10,443)       (1,226)
                              ----------   ----------   ----------
NET ASSETS (Contract
Owners' Equity)               $9,290,164   $29,513,643  $18,051,953
                              ==========   ===========  ===========


                                                  AIM Variable
                                              Insurance Funds, Inc.
                                              (unaffiliated issuer)
                              -----------------------------------------------------
                                Capital
                              Appreciation     Growth       Balanced       Basic
                               Subaccount    Subaccount    Subaccount    Subaccount
                              ------------   ----------    ----------    ----------
ASSETS
Investments in securities
of unaffiliated issuers, at
fair value (cost $9,289,521;
$42,426,664; $21,210,821;
$10,053,862; $2,158,733;
$1,268; $4,999)                $7,642,337     $2,459,305     $1,259        $5,012
                               ----------     ----------     ------        ------
   Total Invested Assets        7,642,337      2,459,305      1,259         5,012

OTHER ASSETS & (LIABILITIES)         (63)           (14)        ---           ---
                               ----------     ----------     ------        ------
NET ASSETS (Contract
Owners' Equity)                $7,642,274     $2,459,291     $1,259        $5,012
                               ==========     ==========     ======        ======

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004



                                                      MFS Variable
                                                     Insurance Trust
                                                  (unaffiliated issuer)
                              --------------------------------------------------------------
                              Investors       High      Emerging      Total         New
                                 Trust       Income       Growth      Return      Discovery
                              Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                              ----------   ----------   ----------   ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers, at
fair value (cost $18,341,793;
$7,503,284; $29,022,063;
$5,832,612; $3,314,026;
$1,739,774; $7,202,846;
$4,802)                       $16,769,569  $8,180,247   $16,672,727  $6,745,263   $3,757,486
                              -----------  ----------   -----------  ----------   ----------
  Total Invested Assets        16,769,569   8,180,247    16,672,727   6,745,263    3,757,486

OTHER ASSETS AND
LIABILITIES                        1,084       6,367        (3,112)         681           78
                              -----------  ----------   -----------  ----------   ----------
NET ASSETS (Contract
Owners' Equity)               $16,770,653  $8,186,614   $16,669,615  $6,745,944   $3,757,564
                              -----------  ----------   -----------  ----------   ----------


                                             American Century
                                         Variable Portfolios, Inc.
                                           (unaffiliated issuer)
                                 ---------------------------------------
                                   Income
                                  & Growth       Value     International
                                 Subaccount    Subaccount    Subaccount
                                 ----------    ----------    ----------
ASSETS
Investments in securities
of unaffiliated issuers, at
fair value (cost $18,341,793;
$7,503,284; $29,022,063;
$5,832,612; $3,314,026;
$1,739,774; $7,202,846;
$4,802)                          $2,039,279    $8,765,625    $    5,050
                                 ----------    ----------    ----------
  Total Invested Assets           2,039,279     8,765,625         5,050

OTHER ASSETS AND
LIABILITIES                             273           884           ---
                                 ----------    ----------    ----------

NET ASSETS (Contract
Owners' Equity                   $2,039,552    $8,766,509    $    5,050
                                 ----------    ----------    ----------



                                                                       Franklin Templeton
                                     Oppenheimer Variable              Variable Insurance
                                         Account Funds                    Products Trust
                                     (unaffiliated issuer)             (unaffiliated issuer)
                              -------------------------------------   -----------------------
                                             Global      Capital        Foreign       Growth
                              Main Street  Securities  Appreciation    Securities   Securities
                              Subaccount   Subaccount   Subaccount     Subaccount   Subaccount
                              ----------   ----------   ----------     ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers, at
fair value (cost $3,990,753;
$2,589,679; $0; $8,591,475;
$5,656 $4,416,214; $744,180;
$2,963,728)                   $4,744,003   $3,394,859      $   ---     $9,789,771   $    5,851
                              ----------   ----------   ----------     ----------   ----------
   Total Invested Assets       4,744,003    3,394,859          ---      9,789,771        5,851

OTHER ASSETS & (LIABILITIES)         602          444          ---          (534)            1
                              ----------   ----------   ----------     ----------   ----------
NET ASSETS (Contract
Owners' Equity)               $4,744,605   $3,395,303   $      ---     $9,789,237   $    5,852
                              ==========   ==========   ==========     ==========   ==========


                             Neuberger Berman
                                 Advisers
                             Management Trust        Alger American Fund
                          (unaffiliated issuer)    (unaffiliated issuer)
                           -------------------      -------------------
                                                    Leveraged      MidCap
                                Guardian              AllCap       Growth
                               Subaccount           Subaccount   Subaccount
                               ----------           ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers, at
fair value (cost $3,990,753;
 $2,589,679; $0; $8,591,475;
$5,656 $4,416,214; $744,180;
$2,963,728)                    $5,331,033           $842,594     $3,420,015
                               ----------           --------     ----------
  Total Invested Assets         5,331,033            842,594      3,420,015

OTHER ASSETS & (LIABILITIES)          257                 86            102
                               ----------           --------     ----------
NET ASSETS (Contract
 Owners' Equity)               $5,331,290           $842,680     $3,420,117
                               ----------           --------     ----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                      Universal
                              Seligman Portfolios, Inc.      Institutional Funds, Inc.
                                 (unaffiliated issuer)          (unaffiliated issuer)
                              -------------------------      -------------------------
                              Communications  Small-Cap        Core Plus       U.S .
                              & Information    Value         Fixed Income   Real Estate
                                Subaccount   Subaccount        Subaccount   Subaccount
                                ----------   ----------        ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost $982,003;
$8,067,993; $724,394;
$2,840,433)                     $1,181,850   $10,795,714      $  730,909   $3,471,513
                                ----------   -----------      ----------   ----------
   Total Invested Assets         1,181,850    10,795,714         730,909    3,471,513

OTHER ASSETS & (LIABILITIES)            25           712             141         (828)
                                ----------   ----------        ----------   ----------
NET ASSETS (Contract
Owners' Equity)                 $1,181,875   $10,796,426       $  731,050   $3,470,685
                                ----------   ----------        ----------   ----------


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)


                                              Balanced                    S&P
                                 Zenith        Index         Bond      500 Index
                               Subaccount    Subaccount   Subaccount   Subaccount
                               ----------    ----------   ----------   ----------
INVESTMENT INCOME
Ordinary dividend income       $  678,588    $  177,370   $1,480,064   $  237,444

EXPENSES
Mortality and expense
risk charge                     444,435        108,689     334,700      580,239
Administration fee               110,635         26,915      82,670      144,216
                               ----------    ----------   ----------   ----------
                                  555,070       135,604      417,370      724,455
                               ----------    ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)      123,518        41,766    1,062,694    (487,011)
                               ----------    ----------   ----------   ----------


REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (los
  on investments                 (555,493)     (179,131)     (98,721)  (1,712,764)
Realized gain distributions           ---           ---          ---          ---
                               ----------    ----------   ----------   ----------
Net realized gain (loss)         (555,493)     (179,131)     (98,721)  (1,712,764)

Net unrealized appreciation
  of investments                6,079,693       784,462       27,590    7,223,514
                               ----------    ----------   ----------   ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS      5,524,200       605,331      (71,131)   5,510,750
                               ----------    ----------   ----------   ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS         $5,647,718    $  647,097   $  991,563   $5,023,739
                               ==========    ==========   ==========   ==========



                                             Russell 2000                  Lehman
                                S&P MidCap    Small Cap     Nasdaq-100    Aggregate
                                400  Index      Index         Index       Bond Index
                                Subaccount    Subaccount    Subaccount    Subaccount
                                ----------    ----------    ----------    ----------
INVESTMENT INCOME
Ordinary dividend income           $53,616       $18,906       $  ---        $20,602

EXPENSES
Mortality and expense
  risk charge                      217,359       100,367        57,766         7,673
Administration fee                  53,686        24,724        14,144         1,834
                                ----------    ----------    ----------    ----------
                                   271,045       125,091        71,910         9,507
                                ----------    ----------    ----------    ----------
NET INVESTMENT INCOME (LOSS)      (217,429)     (106,185)      (71,910)       11,095
                                ----------    ----------    ----------    ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
  on investments                    44,532       301,069       (53,360)         (443)
Realized gain distributions            ---           ---           ---           ---
                                ----------    ----------    ----------    ----------
Net realized gain (loss)            44,532       301,069       (53,360)         (443)

Net unrealized appreciation
       of investments            3,198,630     1,357,005       601,014         4,913

                                ----------    ----------    ----------    ----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS       3,243,162     1,658,074       547,654         4,470
                                ----------    ----------    ----------    ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS          $3,025,733    $1,551,889    $  475,744    $   15,565
                                ==========    ==========    ==========    ==========



(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc Balanced and Basic
Value Subaccounts and the American Century Variable
Portfolios, Inc's International Subaccount and the
Oppenheimer Variable Account Funds' Capital Appreciation
Subaccount and the Frankin Templeton Variable Insurance
Products Trust's Growth Securities Subaccount.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)



                               Summit
                          Mutual Funds, Inc.        Scudder Variable Series I
                         (affiliated issuer)           (unaffiliated issuer)
                         -------------------  ---------------------------------------
                                EAFE
                            International       Money        Capital
                                Index           Market        Growth    International
                              Subaccount      Subaccount    Subaccount    Subaccount
                              ----------      ----------    ----------    ----------
INVESTMENT INCOME
Ordinary dividend income          $5,012         $92,856      $163,486      $220,998

EXPENSES
Mortality and expense
   risk charge                     7,887         107,880       296,546       168,730
Administration fee                 1,911          26,589        74,070        42,033
                              ----------      ----------    ----------    ----------
                                   9,798         134,469       370,616       210,763
                              ----------      ----------    ----------    ----------
NET INVESTMENT INCOME (LOSS)      (4,786)        (41,613)     (207,130)       10,235
                              ----------      ----------    ----------    ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
   on investments                 10,165             ---    (2,581,745)   (1,228,712)
Realized gain distributions        5,789             ---           ---           ---
Net realized gain (loss)          15,954             ---    (2,581,745)   (1,228,712)
                              ----------      ----------    ----------    ----------
Net unrealized appreciation
   (depreciations) of
   investments                   133,744             ---     4,676,707     3,634,746
                              ----------      ----------    ----------    ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS       149,698             ---     2,094,962     2,406,034
                              ----------      ----------    ----------    ----------
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS      $144,912        ($41,613)   $1,887,832    $2,416,269
                              ==========      ==========    ==========    ==========

<captiion>


                                                      AIM
                                                 Insurance Funds
                                              (unaffiliated issuer)
                              ------------------------------------------------------
                                 Capital
                              Appreciation     Growth       Balanced     Basic Value
                               Subaccount    Subaccount    Subaccount    Subaccount
                               ----------    ----------    ----------    ----------
INVESTMENT INCOME
Ordinary dividend income            $ ---         $ ---           $18         $ ---

EXPENSES
Mortality and expense
  risk charge                      75,718        20,261             1             1
Administration fee                 18,800         5,004           ---           ---
                               ----------    ----------    ----------    ----------
                                   94,518        25,265             1             1
                               ----------    ----------    ----------    ----------
NET INVESTMENT INCOME (LOSS)      (94,518)      (25,265)           17            (1)
                               ----------    ----------    ----------    ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
   on investments              (1,000,659)      (19,769)            1           ---
Realized gain distributions           ---           ---           ---           ---
                               ----------    ----------    ----------    ----------
Net realized gain (loss)       (1,000,659)      (19,769)            1           ---

Net unrealized appreciation
  (depreciations)
  of investments                1,471,069       198,877            (8)           13
                               ----------    ----------    ----------    ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS        470,410       179,108            (7)           13
                               ----------    ----------    ----------    ----------
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS       $375,892      $153,843           $10           $12
                               ==========    ==========    ==========    ==========

(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc Balanced and Basic
Value Subaccounts and the American Century Variable Portfolios, Inc's International Subaccount and the Oppenheimer Variable Account Funds' Capital Appreciation Subaccount and the
Frankin Templeton Variable Insurance Products Trust's Growth Securities Subaccount.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)



                                                       MFS Variable
                                                      Insurance Trust
                                                   (unaffiliated issuer)
                               --------------------------------------------------------------
                                Investors      High       Emerging      Total      New
                                 Trust        Income       Growth       Return     Discovery
                               Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                               ----------   ----------   ----------   ----------   ----------
INVESTMENT INCOME
Ordinary dividend income         $106,514     $338,992        $ ---      $92,074        $ ---

EXPENSES
Mortality and expense
   risk charge                    166,437       73,539      161,133       57,913       34,077
Administration fee                 41,487       18,161       40,176       14,150        8,339
                               ----------   ----------   ----------   ----------   ----------
                                  207,924       91,700      201,309       72,063       42,416
                               ----------   ----------   ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)     (101,410)     247,292     (201,309)      20,011      (42,416)
                               ----------   ----------   ----------   ----------   ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
   on investments                (689,028)    (154,091)  (1,242,605)      46,169      (67,815)
Realized gain distributions           ---          ---          ---          ---          ---
                               ----------   ----------   ----------   ----------   ----------
Net realized gain (loss)         (689,028)    (154,091)  (1,242,605)      46,169      (67,815)

Net unrealized appreciation
       of investments           2,332,591      462,712    3,217,717      495,858      297,838
                               ----------   ----------   ----------   ----------   ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS             1,643,563      308,621    1,975,112      542,027      230,023
                               ----------   ----------   ----------   ----------   ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS         $1,542,153     $555,913   $1,773,803     $562,038     $187,607
                               ==========   ==========   ==========   ==========   ==========


                                               American Century
                                           Variable Portfolios, Inc.
                                             (unaffiliated issuer)
                                   --------------------------------------------
                                    Income
                                   & Growth         Value         International
                                  Subaccount      Subaccount       Subaccount
                                  ----------      ----------      ----------
INVESTMENT INCOME
Ordinary dividend income             $18,162         $75,479           $ ---

EXPENSES
Mortality and expense
risk charge                           14,999          78,509               6
Administration fee                     3,604          19,228               2
                                  ----------      ----------      ----------
                                      18,603          97,737               8
                                  ----------      ----------      ----------
NET INVESTMENT INCOME (LOSS)            (441)        (22,258)             (8)
                                  ----------      ----------      ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments   10,841         148,494               1
Realized gain distributions              ---          58,550             ---
                                  ----------      ----------      ----------
Net realized gain (loss)              10,841         207,044               1

Net unrealized appreciation
       of investments                176,868         771,290             248
                                  ----------      ----------      ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                  187,709         978,334             249
                                  ----------      ----------      ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS              $187,268        $956,076            $241
                                  ==========      ==========      ==========


(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc Balanced and Basic
Value Subaccounts and the American Century Variable
Portfolios, Inc's International Subaccount and the
Oppenheimer Variable Account Funds' Capital Appreciation
Subaccount and the Franklin Templeton Variable Insurance
Products Trust's Growth Securities Subaccount.


The accompanying notes are an integral part of the financial statments.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)

                                                                         Franklin Templeton
                                      Oppenheimer Variable               Variable Insurance
                                          Account Funds                    Products Trust
                                      (unaffiliated issuer)             (unaffiliated issuer)
                              --------------------------------------   -----------------------
                                              Global       Capital       Foreign       Growth
                              Main Street   Securities  Appreciation    Securities   Securities
                               Subaccount   Subaccount   Subaccount     Subaccount   Subaccount(A)
                               ----------   ----------   ----------     ----------   ----------
INVESTMENT INCOME
Ordinary dividend income          $38,163      $29,694        $ ---        $88,868        $ ---

EXPENSES
Mortality and expense
risk charge                        46,411       26,299          ---         83,453            8
Administration fee                 11,317        6,441          ---         20,665            1
                               ----------   ----------   ----------     ----------   ----------
                                   57,728       32,740          ---         04,118            9
                               ----------   ----------   ----------     ----------   ----------
NET INVESTMENT LOSS               (19,565)      (3,046)         ---        (15,250)          (9)
                               ----------   ----------   ----------     ----------   ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
   on investments                 (13,809)      17,925          ---       (405,881)         ---
Realized gain distributions           ---          ---          ---            ---          ---
                               ----------   ----------   ----------     ----------   ----------
Net realized gain (loss)          (13,809)      17,925          ---       (405,881)         ---

Net unrealized appreciation
       of investments             391,421      457,530          ---      1,804,174          195
                               ----------   ----------   ----------     ----------   ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS               377,612      475,455          ---      1,398,293          195
                               ----------   ----------   ----------     ----------   ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS           $358,047     $472,409        $ ---     $1,383,043         $186
                               ==========   ==========   ==========     ==========   ==========


                              NewbergerBerman
                            Advisers Management
                                   Trust                Alger American Fund
                           (unaffiliated issuer)       (unaffiliated issuer)
                           ---------------------    ---------------------------
                                                    Leveraged         MidCap
                                 Guardian             AllCap          Growth
                                Subaccount          Subaccount       Subaccount
                                ----------          ----------       ----------
INVESTMENT INCOME
Ordinary dividend income            $5,694               $ ---            $ ---

EXPENSES
Mortality and expense
   risk charge                      42,424               7,970           27,718
Administration fee                  10,403               1,954            6,867
                                ----------          ----------       ----------
                                    52,827               9,924           34,585
                                ----------          ----------       ----------
NET INVESTMENT LOSS                (47,133)             (9,924)         (34,585)
                                ----------          ----------       ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
    on investments                 (12,158)             43,735          154,670
Realized gain distributions            ---                 ---              ---
                                ----------          ----------       ----------
Net realized gain (loss)           (12,158)             43,735          154,670

Net unrealized appreciation
       of investments              693,995              10,038          213,423
                                ----------          ----------       ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                681,837              53,773          368,093
                                ----------          ----------       ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS            $634,704             $43,849         $333,508
                                ==========          ==========       ==========


(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc Balanced and Basic
Value Subaccounts and the American Century Variable
Portfolios, Inc's International Subaccount and the
Oppenheimer Variable Account Funds' Capital Appreciation
Subaccount and the Franklin Templeton Variable Insurance
Products Trust's Growth Securities Subaccount.


The accompanying notes are an integral part of the financial statments.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)

                              Seligman Portfolios, Inc.    Universal Institutional Funds, Inc.
                                (unaffiliated issuer)          (unaffiliated issuer)
                             --------------------------    ----------------------------------
                             Communications   Small-Cap         Core Plus      U.S.
                             & Information      Value         Fixed Income  Real Estate
                               Subaccount    Subaccount        Subaccount   Subaccount
                               ----------    ----------        ----------   ----------
INVESTMENT INCOME
Ordinary dividend income            $ ---       $17,034           $13,966      $61,960


EXPENSES
Mortality and expense
   risk charge                     11,253        86,806             4,280       18,816
Administration fee                  2,732        21,379             1,032        4,593
                               ----------    ----------        ----------   ----------
                                   13,985       108,185             5,312       23,409
                               ----------    ----------        ----------   ----------
NET INVESTMENT LOSS               (13,985)      (91,151)            8,654       38,551
                               ----------    ----------        ----------   ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
  on investments                   29,487       138,598              (150)      45,971
Realized gain distributions           ---           ---               ---          ---
                               ----------    ----------        ----------   ----------
Net realized gain (loss)           29,487       138,598              (150)      45,971

Net unrealized appreciation
   of investments                  76,645     1,453,976             4,152      566,399
                               ----------    ----------        ----------   ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS               106,132     1,592,574             4,002      612,370
                               ----------    ----------        ----------   ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS            $92,147    $1,501,423           $12,656     $650,921
                               ==========    ==========        ==========   ==========


(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc Balanced and Basic
Value Subaccounts and the American Century Variable
Portfolios, Inc's International Subaccount and the
Oppenheimer Variable Account Funds' Capital Appreciation
Subaccount and the Frankin Templeton Variable Insurance
Products Trust's Growth Securities Subaccount.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                          Zenith Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment gain (loss)           $123,518             ($420,449)
Net realized loss on investments     (555,493)           (2,415,413)
Net unrealized appreciation
    of investments                  6,079,693            14,006,605
                                  -----------           -----------
Net increase in net assets
   resulting from operations        5,647,718            11,170,743
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          2,213,648             1,439,169
Transfers between subaccounts
(including fixed account), net        442,104              (844,548)
Surrenders                         (4,423,372)           (4,133,903)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (1,767,620)           (3,539,282)
                                  -----------           -----------

NET INCREASE IN NET ASSETS          3,880,098             7,631,461

NET ASSETS (Beginning of year)     43,650,767            36,019,306
                                  -----------           -----------
NET ASSETS (End of year)          $47,530,865           $43,650,767
                                  -----------           -----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                      Balanced Index Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment income                 $41,766              $123,486
Net realized loss on investments     (179,131)             (450,842)
Net unrealized appreciation
    of investments                    784,462             1,880,119
                                  -----------           -----------
Net increase in net assets
   resulting from operations          647,097             1,552,763
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            743,708               692,535
Transfers between subaccounts
(including fixed account), net       (250,344)               (2,482)
Surrenders                         (1,122,670)           (1,444,434)
                                  -----------           -----------
Net withdrawals from
    equity transactions              (629,306)             (754,381)
                                  -----------           -----------

NET INCREASE IN NET ASSETS             17,791               798,382

NET ASSETS (Beginning of year)     10,945,449            10,147,067
                                  -----------           -----------
NET ASSETS (End of year)          $10,963,240           $10,945,449
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                           Bond Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment income              $1,062,694            $1,922,796
Net realized loss on investments      (98,721)             (823,687)
Net unrealized appreciation
    of investments                     27,590             1,193,014
                                  -----------           -----------
Net increase in net assets
   resulting from operations          991,563             2,292,123
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          3,579,537             2,663,228
Transfers between subaccounts
(including fixed account), net     (1,870,289)              (42,053)
Surrenders                         (4,171,826)           (3,693,803)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (2,462,578)           (1,072,628)
                                  -----------           -----------

NET INCREASE (DECREASE)
   IN NET ASSETS                   (1,471,015)            1,219,495

NET ASSETS (Beginning of year)     33,939,999            32,720,504
                                  -----------           -----------
NET ASSETS (End of year)          $32,468,984           $33,939,999
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                      S&P 500 Index Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------

OPERATIONS
Net investment loss                 ($487,011)           ($152,860)
Net realized loss on investments   (1,712,764)          (2,702,692)
Net unrealized appreciation
    of investments                  7,223,514           14,962,532
                                  -----------           -----------
Net increase in net assets
   resulting from operations        5,023,739            12,106,980
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          3,664,168             3,558,495
Transfers between subaccounts
(including fixed account), net     (1,533,365)           (1,776,560)
Surrenders                         (5,096,174)           (4,824,759)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (2,965,371)           (3,042,824)
                                  -----------           -----------

NET INCREASE IN NET ASSETS          2,058,368             9,064,156

NET ASSETS (Beginning of year)     58,375,716            49,311,560
                                  -----------           -----------
NET ASSETS (End of year)          $60,434,084           $58,375,716
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                   S&P MidCap 400 Index Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                 ($217,429)            ($106,527)
Net realized gain (loss)
 on investments                        44,532              (681,237)
Net unrealized appreciation
    of investments                  3,198,630             5,112,921
                                  -----------           -----------
Net increase in net assets
   resulting from operations        3,025,733             4,325,157
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          2,832,074             1,976,364
Transfers between subaccounts
(including fixed account), net        773,746             1,255,240
Surrenders                         (1,529,100)           (1,063,731)
                                  -----------           -----------
Net proceeds from
   equity transactions              2,076,720             2,167,873
                                  -----------           -----------

NET INCREASE IN NET ASSETS          5,102,453             6,493,030

NET ASSETS (Beginning of year)     19,644,139            13,151,109
                                  -----------           -----------
NET ASSETS (End of year)          $24,746,592           $19,644,139
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                     Summit Mutual Funds, Inc.
                              Russell 2000 Small Cap Index Subaccount
                              ---------------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------

Net investment loss                 ($106,185)             ($39,508)
Net realized gain (loss)
 on investments                       301,069              (155,334)
Net unrealized appreciation
    of investments                  1,357,005             2,374,277
                                  -----------           -----------
Net increase in net assets
   resulting from operations        1,551,889             2,179,435
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,348,484             1,065,989
Transfers between subaccounts
(including fixed account), net        716,474             1,176,065
Surrenders                           (640,416)             (426,503)
                                  -----------           -----------
Net proceeds from
    equity transactions             1,424,542             1,815,551
                                  -----------           -----------

NET INCREASE IN NET ASSETS          2,976,431             3,994,986

NET ASSETS (Beginning of year)      8,549,472             4,554,486
                                  -----------           -----------
NET ASSETS (End of year)          $11,525,903            $8,549,472
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                     Nasdaq-100 Index Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($71,910)             ($45,745)
Net realized loss on investments      (53,360)             (286,763)
Net unrealized appreciation
    of investments                    601,014             1,669,073
                                  -----------           -----------
Net increase in net assets
   resulting from operations          475,744             1,336,565
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            729,511               726,958
Transfers between subaccounts
(including fixed account), net           (169)            1,431,436
Surrenders                           (613,320)             (267,650)
                                  -----------           -----------
Net proceeds from
    equity transactions               116,022             1,890,744
                                  -----------           -----------

NET INCREASE IN NET ASSETS            591,766             3,227,309

NET ASSETS (Beginning of year)      5,490,430             2,263,121
                                  -----------           -----------
NET ASSETS (End of year)           $6,082,196            $5,490,430
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                               Lehman Aggregate Bond Index Subaccount
                               --------------------------------------

                                       Period Ended December 31,

                                      2004                  2003(A)
                                  -----------           -----------

OPERATIONS
Net investment income                 $11,095                $3,032
Net realized loss on investments         (443)                  (91)
Net unrealized appreciation
  (depreciation) of investments         4,913                  (433)
                                  -----------           -----------
Net increase in net assets
   resulting from operations           15,565                 2,508
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            604,958               235,094
Transfers between subaccounts
(including fixed account), net        118,422               211,698
Surrenders                            (33,472)               (5,403)
                                  -----------           -----------
Net proceeds from
 equity transactions                  689,908               441,389
                                  -----------           -----------

NET INCREASE IN NET ASSETS            705,473               443,897

NET ASSETS (Beginning of year)        443,897                   ---
                                  -----------           -----------
NET ASSETS (End of year)           $1,149,370              $443,897
                                  ===========           ===========

(A) Period from May 1, 2003 to December, 2003.



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                 EAFE International Index Subaccount
                                 -----------------------------------

                                       Period Ended December 31,

                                      2004                  2003(A)
                                  -----------           -----------
OPERATIONS
Net investment loss                   ($4,786)                ($879)
Net realized gain on investments       15,954                 5,696
Net unrealized appreciation
    of investments                    133,744                21,818
                                  -----------           -----------
Net increase in net assets
   resulting from operations          144,912                26,635
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            466,693               138,295
Transfers between subaccounts
(including fixed account), net        494,925                92,308
Surrenders                            (41,741)                 (233)
                                  -----------           -----------
Net proceeds from
   equity transactions                919,877               230,370
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,064,789               257,005

NET ASSETS (Beginning of year)        257,005                   ---
                                  -----------           -----------
NET ASSETS (End of year)           $1,321,794              $257,005
                                  ===========           ===========

<A) Period from May 1, 2003 to December 31, 2003.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Scudder Variable Series I
                                        Money Market Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($41,613)             ($71,276)
                                  -----------           -----------
Net decrease in net assets
  resulting from operations           (41,613)              (71,276)
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          2,385,586             3,380,582
Transfers between subaccounts
(including fixed account), net     (3,280,359)           (6,585,787)
Surrenders                         (2,985,755)           (3,429,292)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (3,880,528)           (6,634,497)
                                  -----------           -----------

NET DECREASE IN NET ASSETS         (3,922,141)           (6,705,773)

NET ASSETS (Beginning of year)     13,212,305            19,918,078
                                  -----------           -----------
NET ASSETS (End of year)           $9,290,164           $13,212,305
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Scudder Variable Series I
                                      Capital Growth Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                 ($207,130)            ($239,602)
Net realized loss on investments   (2,581,745)           (4,011,294)
Net unrealized appreciation
    of investments                  4,676,707            10,897,520
                                  -----------           -----------
Net increase in net assets
   resulting from operations        1,887,832             6,646,624
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,118,625               986,240
Transfers between subaccounts
(including fixed account), net     (1,506,724)           (2,843,660)
Surrenders                         (3,197,554)           (2,874,589)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (3,585,653)           (4,732,009)
                                  -----------           -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                     (1,697,821)            1,914,615

NET ASSETS (Beginning of year)     31,211,464            29,296,849
                                  -----------           -----------
NET ASSETS (End of year)          $29,513,643           $31,211,464
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Scudder Variable Series I
                                      International Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment income (loss)          $10,235              ($72,764)
Net realized loss on investments   (1,228,712)           (3,243,688)
Net unrealized appreciation
    of investments                  3,634,746             7,015,029
                                  -----------           -----------
Net increase in net assets
   resulting from operations        2,416,269             3,698,577
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            678,409               756,409
Transfers between subaccounts
(including fixed account), net       (687,584)           (1,817,511)
Surrenders                         (1,605,569)           (1,726,329)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (1,614,744)           (2,787,431)
                                  -----------           -----------

NET INCREASE IN NET ASSETS            801,525               911,146

NET ASSETS (Beginning of year)     17,250,428            16,339,282
                                  -----------           -----------
NET ASSETS (End of year)          $18,051,953           $17,250,428
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  AIM Variable Insurance Fund, Inc.
                                   Capital Appreciation Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($94,518)             ($86,737)
Net realized loss on investments   (1,000,659)             (986,185)
Net unrealized appreciation
    of investments                  1,471,069             2,792,484
                                  -----------           -----------
Net increase in net assets
   resulting from operations          375,892             1,719,562
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            583,099               596,125
Transfers between subaccounts
(including fixed account), net       (450,078)             (244,191)
Surrenders                           (744,773)             (693,156)
                                  -----------           -----------
Net withdrawals from
    equity transactions              (611,752)             (341,222)
                                  -----------           -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                       (235,860)            1,378,340

NET ASSETS (Beginning of year)      7,878,134             6,499,794
                                  -----------           -----------
NET ASSETS (End of year)           $7,642,274            $7,878,134
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  AIM Variable Insurance Fund, Inc.
                                          Growth Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($25,265)             ($13,866)
Net realized loss on investments      (19,769)              (98,518)
Net unrealized appreciation
    of investments                    198,877               404,001
                                  -----------           -----------
Net increase in net assets
   resulting from operations          153,843               291,617
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            673,348               414,859
Transfers between subaccounts
(including fixed account), net        116,342               144,582
Surrenders                           (122,164)              (52,132)
                                  -----------           -----------
Net proceeds from
 equity transactions                  667,526               507,309
                                  -----------           -----------

NET INCREASE IN NET ASSETS            821,369               798,926

NET ASSETS (Beginning of year)      1,637,922               838,996
                                  -----------           -----------
NET ASSETS (End of year)           $2,459,291            $1,637,922
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                   AIM Variable Insurance Fund, Inc.
                                         Balanced Subaccount
                                  ---------------------------------

                                      Period Year Ended December 31,

                                                2004(A)
                                              -----------
OPERATIONS
Net investment income                                 $17
Net realized gain on investments                        1
Net unrealized depreciation of investments             (8)
                                              -----------
Net increase in net assets
   resulting from operations                           10
                                              -----------

EQUITY TRANSACTIONS
Contract purchase payments                          1,250
Transfers between subaccounts
(including fixed account), net                         (1)
Surrenders                                            ---
                                              -----------
Net proceeds from
 equity transactions                                1,249
                                              -----------

NET INCREASE IN NET ASSETS                          1,259

NET ASSETS (Beginning of year)                        ---
                                              -----------
NET ASSETS (End of year)                           $1,259
                                              ===========

(A) Period from October 18, 2004 to December 31, 2004


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  AIM Variable Insurance Fund, Inc.
                                        Basic Value Subaccount
                                  ---------------------------------

                                      Period Year Ended December 31,

                                                2004(A)
                                              -----------
OPERATIONS
Net investment loss                                   ($1)
Net realized gain on investments                      ---
Net unrealized appreciation
    of investments                                     13
                                              -----------
Net increase in net assets
   resulting from operations                           12
                                              -----------

EQUITY TRANSACTIONS
Contract purchase payments                          5,000
Transfers between subaccounts
(including fixed account), net                        ---
Surrenders                                            ---
                                              -----------
Net proceeds from equity transactions               5,000
                                              -----------

NET INCREASE IN NET ASSETS                          5,012

NET ASSETS (Beginning of year)                        ---
                                              -----------
NET ASSETS (End of year)                           $5,012
                                              ===========

(A) Period from October 18, 2004 to December 31, 2004.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    MFS Variable Insurance Trust
                                     Investors Trust Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                 ($101,410)            ($101,737)
Net realized loss on investments     (689,028)           (1,512,909)
Net unrealized appreciation
    of investments                  2,332,591             4,928,495
                                  -----------           -----------
Net increase in net assets
   resulting from operations        1,542,153             3,313,849
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            627,188               598,566
Transfers between subaccounts
(including fixed account), net     (1,103,856)           (1,914,311)
Surrenders                         (2,594,768)           (2,948,208)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (3,071,436)           (4,263,953)
                                  -----------           -----------

NET DECREASE IN NET ASSETS         (1,529,283)             (950,104)

NET ASSETS (Beginning of year)     18,299,936            19,250,040
                                  -----------           -----------
NET ASSETS (End of year)          $16,770,653           $18,299,936
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    MFS Variable Insurance Trust
                                        High Income Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment income                $247,292              $176,898
Net realized loss on investments     (154,091)             (267,527)
Net unrealized appreciation
    of investments                    462,712             1,041,596
                                  -----------           -----------
Net increase in net assets
   resulting from operations          555,913               950,967
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            987,853               855,267
Transfers between subaccounts
(including fixed account), net        226,667               481,263
Surrenders                           (639,415)             (836,755)
                                  -----------           -----------
Net proceeds from
    equity transactions               575,105               499,775
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,131,018             1,450,742

NET ASSETS (Beginning of year)      7,055,596             5,604,854
                                  -----------           -----------
NET ASSETS (End of year)           $8,186,614            $7,055,596
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                     MFS Variable Insurance Trust
                                      Emerging Growth Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                 ($201,309)            ($193,634)
Net realized loss on investments   (1,242,605)           (1,750,758)
Net unrealized appreciation
    of investments                  3,217,717             5,815,773
                                  -----------           -----------
Net increase in net assets
   resulting from operations        1,773,803             3,871,381
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            763,536               971,863
Transfers between subaccounts
(including fixed account), net       (997,696)           (1,140,890)
Surrenders                         (1,783,490)           (1,519,191)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (2,017,650)           (1,688,218)
                                  -----------           -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                       (243,847)            2,183,163

NET ASSETS (Beginning of year)     16,913,462            14,730,299
                                  -----------           -----------
NET ASSETS (End of year)          $16,669,615           $16,913,462
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    MFS Variable Insurance Trust
                                       Total Return Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment income                 $20,011              $21,108
Net realized gain (loss)
    on investments                     46,169              (62,395)
Net unrealized appreciation
    of investments                    495,858              713,175
                                  -----------           -----------
Net increase in net assets
   resulting from operations          562,038               671,888
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,306,191               766,741
Transfers between subaccounts
(including fixed account), net        337,201               127,125
Surrenders                           (651,445)             (790,808)
                                  -----------           -----------
Net proceeds from
    equity transactions               991,947               103,058
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,553,985              774,946

NET ASSETS (Beginning of year)      5,191,959             4,417,013
                                  -----------           -----------
NET ASSETS (End of year)           $6,745,944            $5,191,959
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                     MFS Variable Insurance Trust
                                       New Discovery Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($42,416)             ($27,794)
Net realized loss on investments      (67,815)             (118,140)
Net unrealized appreciation
    of investments                    297,838               760,423
                                  -----------           -----------
Net increase in net assets
   resulting from operations          187,607               614,489
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            672,592               524,816
Transfers between subaccounts
(including fixed account), net         93,783               342,337
Surrenders                           (238,041)             (146,200)
                                  -----------           -----------
Net proceeds from
    equity transactions               528,334               720,953
                                  -----------           -----------

NET INCREASE IN NET ASSETS            715,941             1,335,442

NET ASSETS (Beginning of year)      3,041,623             1,706,181
                                  -----------           -----------
NET ASSETS (End of year)           $3,757,564            $3,041,623
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                             American Century Variable Portfolios, Inc.
                                     Income & Growth Subaccount
                             ------------------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                     ($441)              ($1,772)
Net realized gain (loss)
     on investments                    10,841               (54,721)
Net unrealized appreciation
    of investments                    176,868               283,985
                                  -----------           -----------
Net increase in net assets
   resulting from operations          187,268               227,492
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            581,456               254,393
Transfers between subaccounts
(including fixed account), net        259,484               142,239
Surrenders                           (222,261)              (81,844)
                                  -----------           -----------
Net proceeds from
    equity transactions               618,679               314,788
                                  -----------           -----------

NET INCREASE IN NET ASSETS            805,947               542,280

NET ASSETS (Beginning of year)      1,233,605               691,325
                                  -----------           -----------
NET ASSETS (End of year)           $2,039,552            $1,233,605
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                              American Century Variable Portfolios, Inc.
                                           Value Subaccount
                              ------------------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($22,258)             ($11,948)
Net realized gain (loss)
     on investments                   207,044              (156,813)
Net unrealized appreciation
    of investments                    771,290             1,563,721
                                  -----------           -----------
Net increase in net assets
   resulting from operations          956,076             1,394,960
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,128,270               948,612
Transfers between subaccounts
(including fixed account), net        502,970                12,377
Surrenders                           (915,313)             (474,559)
                                  -----------           -----------
Net proceeds from
 equity transactions                  715,927               486,430
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,672,003             1,881,390

NET ASSETS (Beginning of year)      7,094,506             5,213,116
                                  -----------           -----------
NET ASSETS (End of year)           $8,766,509            $7,094,506
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                             American Century Variable Portfolios, Inc.
                                      International Subaccount
                             ------------------------------------------

                                      Period Year Ended December 31,

                                                2004(A)
                                              -----------
OPERATIONS
Net investment loss                                  ($8)
Net realized gain on investments                       1
Net unrealized appreciation
    of investments                                    248
                                              -----------
Net increase in net assets
   resulting from operations                          241
                                              -----------

EQUITY TRANSACTIONS
Contract purchase payments                          4,808
Transfers between subaccounts
(including fixed account), net                          1
Surrenders                                            ---
                                              -----------
Net proceeds from equity transactions               4,809
                                              -----------

NET INCREASE IN NET ASSETS                          5,050

NET ASSETS (Beginning of year)                        ---
                                              -----------
NET ASSETS (End of year)                           $5,050
                                              ===========

(A) Period from October 18, 2004 to December 31, 2004.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Oppenheimer Variable Account Funds
                                        Main Street Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($19,565)             ($12,764)
Net realized loss on investments      (13,809)             (122,328)
Net unrealized appreciation
    of investments                    391,421               930,146
                                  -----------           -----------
Net increase in net assets
   resulting from operations          358,047               795,054
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            464,291               848,270
Transfers between subaccounts
(including fixed account), net         88,452               126,310
Surrenders                           (608,452)             (110,790)
                                  -----------           -----------
Net proceeds (withdrawals)
    from equity transactions          (55,709)              863,790
                                  -----------           -----------

NET INCREASE IN NET ASSETS            302,338             1,658,844

NET ASSETS (Beginning of year)      4,442,267             2,783,423
                                  -----------           -----------
NET ASSETS (End of year)           $4,744,605            $4,442,267
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Oppenheimer Variable Account Funds
                                     Global Securities Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                   ($3,046)              ($8,418)
Net realized gain (loss)
 on investments                        17,925               (56,460)
Net unrealized appreciation
    of investments                    457,530               596,897
                                  -----------           -----------
Net increase in net assets
   resulting from operations          472,409               532,019
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            554,173               474,825
Transfers between subaccounts
(including fixed account), net        411,074               243,689
Surrenders                           (208,115)             (138,075)
                                  -----------           -----------
Net proceeds from
 equity transactions                  757,132               580,439
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,229,541             1,112,458

NET ASSETS (Beginning of year)      2,165,762             1,053,304
                                  -----------           -----------
NET ASSETS (End of year)           $3,395,303            $2,165,762
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Oppenheimer Variable Account Funds
                                   Capital Appreciation Subaccount
                                  ---------------------------------

                                      Period Year Ended December 31,

                                                2004(A)
                                              -----------
OPERATIONS
Net investment gain                                   ---
Net realized gain on investments                      ---
Net unrealized appreciation
    of investments                                    ---
                                              -----------
Net increase in net assets
   resulting from operations                          ---
                                              -----------

EQUITY TRANSACTIONS
Contract purchase payments                            ---
Transfers between subaccounts
(including fixed account), net                        ---
Surrenders                                            ---
                                              -----------
Net proceeds from equity transactions                 ---
                                              -----------

NET INCREASE IN NET ASSETS                            ---

NET ASSETS (Beginning of year)                        ---
                                              -----------
NET ASSETS (End of year)                              ---
                                              ===========

(A) Period from October 18, 2004 to December 31, 2004.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Franklin Templeton
                                  Variable Insurance Products Trust
                                    Foreign Securities Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment income (loss)         ($15,250)              $24,396
Net realized loss on investments     (405,881)           (1,189,695)
Net unrealized appreciation
    of investments                  1,804,174             2,786,576
                                  -----------           -----------
Net increase in net assets
   resulting from operations        1,383,043             1,621,277
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,345,432               982,947
Transfers between subaccounts
(including fixed account), net        479,495               296,698
Surrenders                           (817,285)             (838,992)
                                  -----------           -----------
Net proceeds from
    equity transactions             1,007,642               440,653
                                  -----------           -----------

NET INCREASE IN NET ASSETS
                                    2,390,685             2,061,930

NET ASSETS (Beginning of year)      7,398,552             5,336,622
                                  -----------           -----------
NET ASSETS (End of year)           $9,789,237            $7,398,552
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Franklin Templeton
                                  Variable Insurance Products Trust
                                    Growth Securities Subaccount
                                  ---------------------------------

                                      Period Year Ended December 31,

                                                2004(A)
                                              -----------
OPERATIONS
Net investment loss                                   ($9)
Net realized gain on investments                      ---
Net unrealized appreciation
    of investments                                    195
                                              -----------
Net increase in net assets
   resulting from operations                          186
                                              -----------

EQUITY TRANSACTIONS
Contract purchase payments                          5,665
Transfers between subaccounts
(including fixed account), net                          1
Surrenders                                            ---
                                              -----------
Net proceeds from equity transactions               5,666
                                              -----------

NET INCREASE IN NET ASSETS                          5,852

NET ASSETS (Beginning of year)                        ---
                                              -----------
NET ASSETS (End of year)                           $5,852
                                              ===========

(A) Period from October 18, 2004 to December 31, 2004.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                             Neuberger Berman Advisers Management Trust
                                         Guardian Subaccount
                             ------------------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($47,133)              ($7,792)
Net realized loss on investments      (12,158)             (115,406)
Net unrealized appreciation
    of investments                    693,995               843,783
                                  -----------           -----------
Net increase in net assets
   resulting from operations          634,704               720,585
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,037,769               624,050
Transfers between subaccounts
(including fixed account), net        365,894               314,136
Surrenders                           (295,737)             (155,214)
                                  -----------           -----------
Net proceeds from
   equity transactions              1,107,926               782,972
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,742,630             1,503,557

NET ASSETS (Beginning of year)      3,588,660             2,085,103
                                  -----------           -----------
NET ASSETS (End of year)           $5,331,290            $3,588,660
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Alger American Fund
                                     Leveraged AllCap Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($9,924)               ($4,712)
Net realized gain (loss)
    on investments                     43,735                (9,066)
Net unrealized appreciation
    of investments                     10,038               112,261
                                  -----------           -----------
Net increase in net assets
   resulting from operations           43,849                98,483
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            193,854               187,753
Transfers between subaccounts
(including fixed account), net         20,205               238,921
Surrenders                            (88,782)              (15,961)
                                  -----------           -----------
Net proceeds from
equity transactions                   125,277               410,713
                                  -----------           -----------

NET INCREASE IN NET ASSETS            169,126               509,196

NET ASSETS (Beginning of year)        673,554               164,358
                                  -----------           -----------
NET ASSETS (End of year)             $842,680              $673,554
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Alger American Fund
                                       MidCap Growth Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($34,585)            ($11,036)
Net realized gain on investments      154,670                15,541
Net unrealized appreciation
    of investments                    213,423               305,931
                                  -----------           -----------
Net increase in net assets
   resulting from operations          333,508               310,436
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            757,393               475,062
Transfers between subaccounts
(including fixed account), net        566,194               941,994
Surrenders                           (251,731)              (57,284)
                                  -----------           -----------
Net proceeds from
   equity transactions              1,071,856             1,359,772
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,405,364             1,670,208

NET ASSETS (Beginning of year)      2,014,753               344,545
                                  -----------           -----------
NET ASSETS (End of year)           $3,420,117            $2,014,753
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                        Seligman Portfolios, Inc.
                               Communications & Information Subaccount
                               ---------------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($13,985)              ($7,285)
Net realized gain (loss)
    on investments                     29,487               (11,444)
Net unrealized appreciation
    of investments                     76,645               215,144
                                  -----------           -----------
Net increase in net assets
   resulting from operations           92,147               196,415
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            191,855               147,255
Transfers between subaccounts
(including fixed account), net         73,521               251,984
Surrenders                           (113,702)              (23,474)
                                  -----------           -----------
Net proceeds from
 equity transactions                  151,674               375,765
                                  -----------           -----------

NET INCREASE IN NET ASSETS
                                      243,821               572,180

NET ASSETS (Beginning of year)        938,054               365,874
                                  -----------           -----------
NET ASSETS (End of year)           $1,181,875              $938,054
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Seligman Portfolios, Inc
                                      Small-Cap Value Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($91,151)             ($12,967)
Net realized gain (loss)
 on investments                       138,598               (61,131)
Net unrealized appreciation
    of investments                  1,453,976             1,726,298
                                  -----------           -----------
Net increase in net assets
   resulting from operations        1,501,423             1,652,200
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,736,660             1,004,470
Transfers between subaccounts
(including fixed account), net      1,559,578             1,550,475
Surrenders                           (782,953)             (415,836)
                                  -----------           -----------
Net proceeds from
 equity transactions                2,513,285             2,139,109
                                  -----------           -----------

NET INCREASE IN NET ASSETS          4,014,708             3,791,309

NET ASSETS (Beginning of year)      6,781,718             2,990,409
                                  -----------           -----------
NET ASSETS (End of year)          $10,796,426            $6,781,718
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                 Universal Institutional Funds, Inc.
                                  Core Plus Fixed Income Subaccount
                                 ----------------------------------

                                      Period Year Ended December 31,

                                      2004                  2003(A)
                                  -----------           -----------
OPERATIONS
Net investment income (loss)          $8,654                  ($941)
Net realized gain (loss)
 on investments                          (150)                  561
Net unrealized appreciation
    of investments                      4,152                 2,363
                                  -----------           -----------
Net increase in net assets
   resulting from operations           12,656                 1,983
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            355,830                80,004
Transfers between subaccounts
(including fixed account), net        172,865               143,645
Surrenders                            (31,179)               (4,754)
                                  -----------           -----------
Net proceeds from
 equity transactions                  497,516               218,895
                                  -----------           -----------

NET INCREASE IN NET ASSETS            510,172               220,878

NET ASSETS (Beginning of year)        220,878                   ---
                                  -----------           -----------
NET ASSETS (End of year)             $731,050              $220,878
                                  ===========           ===========

(A) Period from May 1, 2003 to December 31, 2003.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                 Universal Institutional Funds, Inc.
                                     U.S. Real Estate Subaccount
                                 ----------------------------------

                                        Year Ended December 31,

                                      2004                2003(A)
                                  -----------           -----------
OPERATIONS
Net investment income (loss)          $38,551               ($2,674)
Net realized gain on investments       45,971                 1,810
Net unrealized appreciation
    of investments                    566,399                64,681
                                  -----------           -----------
Net increase in net assets
   resulting from operations          650,921                63,817
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,084,848               371,179
Transfers between subaccounts
(including fixed account), net        923,517               508,710
Surrenders                           (127,795)               (4,512)
                                  -----------           -----------
Net proceeds from
 equity transactions                1,880,570               875,377
                                  -----------           -----------

NET INCREASE IN NET ASSETS          2,531,491               939,194

NET ASSETS (Beginning of year)        939,194                   ---
                                  -----------           -----------
NET ASSETS (End of year)           $3,470,685              $939,194
                                  ===========           ===========

(A) Period from May 1, 2003 to December 31, 2003.

The accompanying notes are an integral part of the financial statements.

                    CARILLON ACCOUNT
             NOTES TO FINANCIAL STATEMENTS
======================================================
===
December 31, 2004

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Account of The Union Central Life Insurance
Company (the Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on February 6, 1984 by resolution of the Board of Directors of The Union Central Life
Insurance Company (Union Central) and commenced operations on June 7, 1985. The Account is comprised of thirty-six subaccounts, each of which invests in a corresponding Portfolio of Summit
Mutual Funds, Inc. , Scudder Variable Series I, AIM
Variable Insurance Fund, Inc., MFS Variable
Insurance Trust, American Century Variable
Portfolios, Inc., Oppenheimer Variable Account
Funds,  Franklin Templeton Variable Insurance
Products Trust, Neuberger Berman Advisers Management
Trust, Alger American Fund, Seligman Portfolios,
Inc., or Universal Institutional Fund, Inc.  (the
Funds). The Funds are no-load, diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts. Carillon Investments,
Inc., a broker-dealer registered under the Securities Exchange Act of 1934 and a wholly owned subsidiary of Union Central, serves as the distributor of variable life policies and variable annuity contracts issued by Summit Mutual Funds, Inc. The shares of Scudder Variable Series I, AIM
Variable Insurance Funds, Inc., MFS Variable
Insurance Trust, American Century Variable
Portfolios, Inc., Oppenheimer Variable Account
Funds, Franklin Templeton Variable Insurance
Products Trust, Neuberger Berman Advisers Management
Trust, Alger American Fund, Seligman Portfolios,
Inc., and Universal Institutional Funds, Inc. are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts. Scudder
Investor Services, Inc., a wholly owned subsidiary of Zurich Scudder Investments, Inc., is the distributor of variable life insurance policies and variable annuity contracts issued by Scudder
Variable Series I. AIM Distributors, Inc. is the distributor of the shares issued by AIM Variable
Insurance Fund, Inc. MFS Fund Distributors, Inc., a wholly owned subsidiary of Massachusetts Financial
Services Company, is the distributor of the shares issued by the MFS Variable Insurance Trust.
American Century Investment Services, Inc. is the distributor of the shares issued by American Century
Variable Portfolios, Inc.  Oppenheimer Funds
Distributor, Inc. is the distributor of the shares issued by Oppenheimer Variable Account Funds.
Franklin Templeton Distributors, Inc. is the distributor of variable annuity and variable life insurance contracts issued by Franklin Templeton
Variable Insurance Products Trust.  Neuberger Berman
Management, Inc. is the distributor of the shares issued by Neuberger Berman Advisers Management
Trust. Fred Alger & Company, Incorporated is the distributor of the shares issued by Alger American
Fund. Seligman Advisors, Inc. is the distributor of the shares issued by Seligman Portfolios, Inc.
Morgan Stanley & Co. Incorporated is the distributor of the shares issued by Universal Institutional
Funds.

On May 1, 2003, the Account began operations in the Summit Mutual Funds Inc.'s Lehman Aggregate Bond
Index Portfolio and EAFE International Index
Portfolio and the Universal Institutional Funds
Inc.'s Core Plus Fixed Income Fund and U.S. Real
Estate Fund.

On October 18, 2004, the Account began operations in the AIM Variable Insurance Funds, Inc.'s Balanced
Subaccount and Basic Subaccount and the American
Century Variable Portfolios, Inc.'s International
Subaccount and the Oppenheimer Variable Account
Funds' Capital Appreciation Subaccount and the
Franklin Templeton Variable Insurance Products
Trust's Growth Subaccount.

The assets of the Account are segregated from the other assets of Union Central, and the investment performance of the Account is independent of the investment performance of both Union Central?s general assets and other separate accounts.

Investment valuation - Assets of the Account are invested in shares of the Funds at the net asset value of the Funds? shares. Investments in the Funds? shares are subsequently valued at the net asset value of the Funds? shares held.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.
 Estimates also affect the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.

Securities transactions and investment income -
Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of the Funds? shares are calculated on the first-in, first-out basis for financial reporting and tax purposes.
All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

Federal income taxes - The operations of the Account form a part of and are taxed with the operations of Union
Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code.
Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.

NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2004 (year ended unless otherwise noted) were as follows:

                                           Purchases     Sales
                                           ----------    ----------
SUMMIT MUTUAL FUNDS, INC.
Zenith Subaccount                          $2,417,386    $4,062,238
Balanced Index Subaccount                    $722,607    $1,310,241
Bond Subaccount                            $5,987,520    $7,390,624
S&P 500 Index Subaccount                   $2,352,116    $5,803,101
S&P MidCap 400 Index Subaccount            $3,601,985    $1,742,971
Russell 2000 Small Cap Index Subaccount    $2,921,067    $1,603,725
Nasdaq-100 Index Subaccount                $1,665,369    $1,621,690
Lehman Aggregate Bond Index Subaccount       $851,355      $150,397
EAFE International Index Subaccount          $990,262       $69,491

SCUDDER VARIABLE SERIES I
Money Market Subaccount                    $3,701,670    $7,621,965
Capital Growth Subaccount                    $530,226    $4,319,741
International Subaccount                     $700,153    $2,304,275

AIM VARIABLE INSURANCE FUND, INC.
Capital Appreciation Subaccount              $413,127    $1,119,767
Growth Subaccount                            $798,344      $156,060
Balanced Subaccount (1)                        $2,519        $1,253
Basic Value Subaccount (1)                     $5,000         $ ---

MFS VARIABLE INSURANCE TRUST
Investors Trust Subaccount                   $383,617    $3,556,941
High Income Subaccount                     $2,631,711    $1,810,797
Emerging Growth Subaccount                   $336,138    $2,555,175
Total Return Subaccount                    $1,801,261      $789,343
New Discovery Subaccount                     $816,485      $330,568

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Income & Growth Subaccount                   $941,546      $323,452
Value Subaccount                           $1,951,572    $1,199,734
International Subaccount (1)                   $4,828           $27

OPPENHEIMER VARIABLE ACCOUNT FUND
Main Street Subaccount                       $579,030      $652,438
Global Securities Subaccount               $1,004,988      $251,038
Capital Appreciation Subaccount (1)             $ ---         $ ---

FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
Foreign Securities Subaccount              $1,678,076      $685,397
Growth Securities Subaccount (1)               $5,664            $8

NEUBERGER BERMAN ADVISERS MANAGEMENT
 TRUST
Guardian Subaccount                        $1,332,992      $272,267

ALGER AMERICAN FUND
Leveraged AllCap Subaccount                  $325,711      $210,398
MidCap Growth Subaccount                   $1,592,606      $555,341

SELIGMAN PORTFOLIOS, INC.
Communications & Information Subaccount      $401,975      $264,267
Small-Cap Value Subaccount                 $3,183,898      $762,779

UNIVERSAL INSTITUTIONAL FUNDS, INC.
Core Plus Fixed Income Subaccount            $596,932       $90,885
U.S. Real Estate Subaccount                $2,152,204      $232,958

(1)    Period from October 18, 2004 through December 31, 2004.

NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccount of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., and Universal Institutional Funds, Inc. as of December 31, 2004:


                                      Summit Mutual Funds, Inc.
                   --------------------------------------------------------------
                                 Balanced                  S&P 500     S&P MidCap
                     Zenith       Index         Bond        Index      400 Index
                   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                   ----------   ----------   ----------   ----------   ----------
Net asset value
 per share            $91.30       $45.55       $48.26       $80.48      $60.76
Number of shares     520,637      240,633      672,579      750,935     407,307


                                 Summit Mutual Funds, Inc.
                  ------------------------------------------------------
                                                Lehman
                  Russell 2000                 Aggregate       EAFE
                    Small Cap    Nasdaq-100      Bond      International
                     Index         Index         Index         Index
                   Subaccount    Subaccount    Subaccount    Subaccount
                   ----------    ----------    ----------    ----------
Net asset value
 per share            $63.92        $22.81        $50.13       $74.34
Number of shares     180,291       266,626        22,927       17,779


                            Scudder Variable Series I
                    ------------------------------------------
                      Money         Capital
                      Market         Growth      International
                    Subaccount     Subaccount     Subaccount
                    ----------     ----------     ----------
Net asset value
 per share               $1.00         $15.67          $9.50
Number of shares     9,289,520      1,884,115      1,900,335


                            AIM Variable Insurance Fund, Inc.
                  ------------------------------------------------------
                    Capital
                  Appreciation     Growth       Balanced     Basic Value
                   Subaccount    Subaccount    Subaccount    Subaccount
                   ----------    ----------    ---------     ----------
Net asset value
 per share            $22.69        $16.05        $10.59        $11.84
Number of shares     336,815       153,228           119           423


                                   MFS Variable Insurance Trust
                   -------------------------------------------------------------
                    Investors     High        Emerging     Total         New
                      Trust       Income       Growth      Return      Discovery
                   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                   ----------   ----------   ----------   ----------   ----------
Net asset value
 per share            $18.08      $10.37       $17.52       $21.43       $14.87
Number of shares     927,520     788,838      951,640      314,758      252,689

                     American Century Variable Portfolios, Inc.
                    -------------------------------------------
                      Income
                     & Growth        Value      International
                    Subaccount     Subaccount     Subaccount
                    ----------     ----------     ----------
Net asset value
 per share              $7.32           $8.75       $7.35
Number of shares      278,590       1,001,786         687



                                                                 Franklin Templeton
                                 Oppenheimer                     Variable Insurance
                           Variable Account Funds                 Products Trust
                  ---------------------------------------      -----------------------
                                  Global       Capital          Foreign      Growth
                  Main Street   Securities   Appreciation      Securities   Securities
                   Subaccount   Subaccount    Subaccount       Subaccount   Subaccount
                  ----------    ---------     ----------       ----------   ----------
Net asset value
 per share            $20.84       $29.51        $36.99           $14.35      $12.83
Number of shares     227,639      115,041           ---          682,214         456



                Neuberger Berman
               Advisers Management    Alger American Fund         Seligman Portfolios, Inc.
               -------------------   -----------------------     --------------------------
                                     Leveraged      MidCap       Communications   Small-Cap
                    Guardian           AllCap       Growth       & Information      Value
                   Subaccount        Subaccount   Subaccount       Subaccount    Subaccount
                   ----------        ----------   ----------      ------------   ----------
Net asset value
 per share            $16.17           $30.39        $20.80          $12.76        $19.26
Number of shares     329,687           27,726       164,424          92,621       560,525


                            Univeral Institutional Funds, Inc.
                           ----------------------------------
                               Core Plus            U.S.
                             Fixed Income        Real Estate
                              Subaccount          Subaccount
                              ----------          ----------
Net asset value
 per share                      $11.56               $20.48
Number of shares                63,227              169,507


NOTE 4 - ACCOUNT CHARGE

Mortality and expense risk charge - A mortality and expense risk charge for Union Central at an annual rate of 1.0% for Variable Annuity Class 1; 1.2% for Variable
Annuity Class 2; and 1.5% for Variable Annuity Class 3 of the net assets of the Account is determined daily. The charge may be increased or decreased by Union Central's
Board of Directors but cannot exceed a 2.0% annual rate.
The mortality risk results from a provision in the contract in which Union Central agrees to make annuity payments in accordance with the annuity tables, regardless of how long a particular annuitant or other payee lives.
The expense risk assumed by Union Central is the risk that deductions for administration fees and surrender charges will be insufficient to cover actual administrative and distribution expenses.

Administrative fee - An administrative fee for Union
Central, at an annual rate of 0.25% of the net assets of the Account, is determined daily. This fee is intended to defray expenses incurred by Union Central in connection with premium billing and collection, record keeping, processing death benefit claims, cash surrenders and contract changes, calculating accumulation unit values, reporting and other communications to contract owners, and other similar expenses and overhead costs.

NOTE 5 - ELATED PARTY TRANSACTIONS

Investment advisory fees - Summit Mutual Funds, Inc. pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory
Agreement (the Agreement). The Adviser is a wholly-owned subsidiary of Union Central. Certain officers and directors of the Adviser are affiliated with Summit Mutual
Funds, Inc. Summit Mutual Funds, Inc. pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

    (a) for the Zenith Portfolio - .64% of the current net asset value.

    (b) for the Bond Portfolio - .47% of the current net asset value.

    (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

    (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

    (e) for the Balanced Index Portfolio - .30% of the current net asset value.

    (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

    (g) for the Russell 2000 Small Cap Index Portfolio
        - .35% of the current net asset value.

    (h) for the EAFE International Index Portfolio
        - .56% of the current net asset value.

    (i) for the Lehman Aggregate Bond Index Portfolio
        - .30% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets.
 The Adviser will pay any expenses of the Russell 2000
Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed
0.40% of that Portfolio's average annual net asset.  The
Adviser will pay any expenses of the EAFE International
Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.69% of that Portfolio's average annual net asset. The Adviser agreed to waive its fees and/or reimburse expenses of the EAFE International Index Portfolio, to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the Portfolio until December 31, 2004.
 The Adviser will pay any expenses of the Lehman Aggregate
Bond Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.30% of that Portfolio's average annual net asset.

Administration fees - Summit Mutual Funds, Inc. pays the
Adviser to perform certain administration services.
Summit Mutual Funds, Inc. shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of Summit
Mutual Funds, Inc. at an annual rate of .10% of each portfolio's average annual net assets. The Advisor has agreed to waive administration fees for the Bond
Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

Waivers and Reimbursements - For the period ended December
31, 2004, the Adviser waived fees of $25,289 for Bond
Portfolio and $246,464 for S&P 500 Index Portfolio, and the Adviser reimbursed fees of $32,604 for Balanced Index
Portfolio, $33,625 for Nasdaq-100 Index Portfolio, $8,798 for Russell 2000 Small Cap Index Portfolio, $211,892 for
EAFE International Index Portfolio, and $29,690 for Lehman
Aggregate Bond Index Portfolio.

NOTE 6 - CHANGES IN UNITS OUTSTANDING

Below are the changes in units outstanding for the periods ended December 31 (year ended unless otherwise noted):

                                           Summit Mutual Funds, Inc.
                --------------------------------------------------------------------------------
                                                    Balanced
                         Zenith                      Index                        Bond
                       Subaccount                  Subaccount                  Subaccount
                -------------------------   -------------------------   ------------------------
                2004          2003          2004          2003          2004          2003
Units Issued     57,837.25     42,998.38     56,493.14     95,672.34    156,461.46    228,702.80
Units Redeemed   69,335.61    120,537.15    120,453.35    181,640.49    248,505.56    241,823.32
Net Increase
(Decrease)      (11,498.36)   (77,538.77)   (63,960.21)   (85,968.15)   (92,044.10)   (13,120.52)


                                           Summit Mutual Funds, Inc.
                  ----------------------------------------------------------------
-----------
                            S&P 500                S&P MidCap
Russell 2000
                             Index                 400 Index              Small
Cap Index
                          Subaccount               Subaccount
Subaccount
                  -----------------------   -----------------------   ------------
-----------
                 2004          2003         2004         2003         2004
 2003
Units Issued     180,690.81    242,769.46   273,357.20   306,719.36    266,728.22  356,642.07
Units Redeemed   319,287.38    433,372.17   116,551.06   149,309.55    138,936.83  173,405.26
Net Increase
 (Decrease)     (138,596.57)  (190,602.71)  156,806.14   157,409.81    127,791.39  183,236.81

                                                 Lehman                 EAFE
                          Nasdaq-100         Aggregate Bond         International
                            Index                Index                 Index
                          Subaccount          Subaccount            Subaccount
                  -----------------------    --------------         -------------
                  2004         2003         2004         2003         2004         2003
Units Issued     464,749.49    965,505.12    82,554.36   44,587.49     71,463.24   50,360.04
Units Redeemed   439,002.37    375,832.52    14,489.64      234.09      4,851.45   30,916.18
Net Increase
 (Decrease)       25,747.12    589,672.60    68,064.72   44,353.40     66,611.79   19,443.86

                                            Scudder Variable Series I
                 --------------------------------------------------------------------------------
                           Money                      Capital
                           Market                      Growth                International
                         Subaccount                  Subaccount                Subaccount
                 --------------------------  ------------------------  --------------------------
                 2004         2003           2004          2003           2004         2003
Units Issued     217,529.53    306,597.22      18,964.69     23,926.11     33,682.82    145,036.62
Units Redeemed   424,308.35    691,863.01     174,150.90    265,594.98    128,303.07    351,579.64
Net Increase
 (Decrease)     (206,778.82)  (385,265.79)   (155,186.21)  (241,668.87)   (94,620.25)  (206,543.02)



                                         AIM Variable Insurance Fund, Inc.
                 ----------------------------------------------------------------------------
                           Capital
                        Appreciation                  Growth                 Balanced
                         Subaccount                 Subaccount               Subaccount(2)
                -------------------------   ----------------------    ----------------------
                2004          2003           2004        2003                2004
Units Issued     52,106.85     82,560.05     189,341.49   174,807.76          234.17
Units Redeemed  122,185.93    130,549.57      34,690.79    46,342.49          117.09
Net Increase
 (Decrease)     (70,079.08)   (47,989.52)    154,650.70   128,465.27          117.08




(1)     Period from May 1, 2003 through December 31, 2003.
(2)     Period from October 18, 2004 through December 31, 2004.


                         AIM Variable
                      Insurance Fund, Inc.            MFS Variable Insurance Trust
                 -------------------------    -----------------------------------------------
                                                   Investors                    High
                        Basic Value                  Trust                     Income
                         Subaccount(2)             Subaccount                Subaccount
                 -----------------------    ------------------------   ----------------------
                          2004               2004          2003          2004        2003
Units Issued              448.63              23,329.80     34,389.46   172,409.69  137,758.36
Units Redeemed               ---             240,928.12    374,590.97   127,929.46   97,303.33
Net Increase
 (Decrease)               448.63            (217,598.32)  (340,201.51)   44,480.23   40,455.03

                                            MFS Variable Insurance Trust
                  ---------------------------------------------------------------------------
                            Emerging                  Total                      New
                             Growth                   Return                  Discovery
                           Subaccount               Subaccount                Subaccount
                 ------------------------   ------------------------   ----------------------
                 2004         2003          2004         2003          2004        2003
Units Issued      31,925.52     53,916.40    141,811.09  122,695.14    108,123.57  132,927.78
Units Redeemed   190,662.92    220,116.30     62,337.22  112,779.82     41,491.37   33,690.79
Net Increase
 (Decrease)     (158,737.40)  (166,199.90)    79,473.87    9,915.32     66,632.20   99,236.99

                                     American Century Variable Portfolios, Inc.
                  -----------------------------------------------------------------------------
                             Income
                            & Growth                    Value                 International
                           Subaccount                 Subaccount               Subaccount(2)
                  ------------------------   --------------------------    -------------------
                  2004          2003         2004            2003                2004
                                                                                     >
Units Issued      106,697.26    65,417.75    122,857.43      116,165.07           449.46
Units Redeemed     36,632.26    23,399.73     75,709.27       85,371.88             1.96
Net Increase
 (Decrease)        70,065.00    42,018.02     47,148.16       30,793.19           447.50



                                    Oppenheimer Variable Account Funds
                  -------------------------------------------------------------------------
                                                  Global                   Capital
                       Main Street               Securities               Appreciation
                        Subaccount               Subaccount                Subaccount(2)
                  ----------------------   ----------------------    ----------------------
                 2004         2003         2004         2003                 2004
Units Issued      69,685.58   170,115.55   104,827.48   100,059.63              ---
Units Redeemed    76,391.30    51,124.26    25,688.37    25,376.27              ---
Net Increase
 (Decrease)       (6,705.72)  118,991.29    79,139.11    74,683.36              ---



(1)     Period from May 1, 2003 through December 31, 2003.
(2)     Period from October 18, 2004 through December 31, 2004.

                           Franklin Templeton Variable               Neuberger Berman
                             Insurance Products Trust           Advisers Management Trust
                 -------------------------------------------    -------------------------
                          Foreign               Growth
                        Securities            Securities                 Guardian
                        Subaccount            Subaccount(2)             Subaccount
                  ----------------------  ------------------    ------------------------
                  2004        2003             2004             2004         2003
Units Issued      140,859.22  159,689.00       526.83           149,008.16   144,842.45
Units Redeemed     53,155.03  119,879.72          ---            27,439.30    45,686.46
Net Increase
 (Decrease)        87,704.19   39,809.28       526.83           121,568.86    99,155.99


                              Alger American Fund                 Seligman Portfolios, Inc.
                 ----------------------------------------------   -------------------------
                        Leveraged              MidCap                Communications
                          AllCap               Growth                 & Information
                        Subaccount           Subaccount(2)             Subaccount
                  --------------------   ----------------------   ---------------------
                  2004       2003        2003        2004         2004        2003
Units Issued      40,482.34  65,365.69   160,863.75  185,689.08   46,961.13   58,062.33
Units Redeemed    26,122.95   8,688.39    54,199.21   31,913.03   29,720.61    6,733.71
Net Increase
 (Decrease)       14,359.39  56,677.30   106,664.54  153,776.05   17,240.52   51,328.62


                 Seligman Portfolios, Inc.         Universal Institutional Funds, Inc.
                 ------------------------   -------------------------------------------------
                          Small-Cap                Core Plus                   U.S.
                            Value                 Foxed Income               Real Estate
                         Subaccount                Subaccount                Subaccount
                 -----------------------    ------------------------   ----------------------
                2004           2003         2004          2003(1)      2004        2003(1)
Units Issued    210,385.66     207,757.75   57,141.15     22,673.93    145,399.42   75,070.66
Units Redeemed   47,484.32      48,733.40    8,616.52        929.02     16,450.95    2,179.07
Net Increase
 (Decrease)     162,901.34     159,024.35   48,524.63     21,744.91    128,948.47   72,891.59



(1)     Period from May 1, 2003 through December 31, 2003.
(2)     Period from October 18, 2004 through December 31, 2004.

NOTE 7 - SELECTED PER UNIT DATA
Below is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds for the periods ended
December 31 (year ended unless otherwise noted):

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
SUMMIT MUTUAL FUNDS, INC.

ZENITH SUBACCOUNT
Accumulation unit value-class 1                   $63.55        $56.06        $41.87        $55.13
Prior year accumulation unit value-class 1        $56.06        $41.87        $55.13        $50.18
Number of accumulation units outstanding,
 end of period-class 1                        723,144.15    758,483.67    840,714.42    933,411.56
Change in number of units - class 1          (35,339.52)   (82,230.75)   (92,697.14)   (29,076.01)
Total net assets-class 1                      46,252,968    42,522,000    35,203,454    51,460,678
Payout unit value-class 1                         $63.55        $56.06        $41.87        $55.13
Prior year payout unit value-class 1              $56.06        $41.87        $55.13        $50.18
Number of payout units outstanding,
end of period-class 1                           4,715.14      5,193.08      5,689.80      6,146.92
Change in number of units - payout              (477.94)      (496.72)      (457.12)      (618.70)
Total net assets-payout                          299,631       291,124       238,250       338,891
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          13.35%        33.88%       -24.05%         9.86%
Investment income ratio - class 1 (3)              1.49%         0.13%         0.61%           ---(7)
Accumulation unit value-class 2                   $14.35        $12.69         $9.49        $12.52
Prior year accumulation unit value-class 2        $12.69         $9.49        $12.52        $11.42
Number of accumulation units outstanding,
end of period-class 2                          84,850.13     66,026.72     60,838.02     36,626.49
Change in number of units - class 2            18,823.41      5,188.70     24,211.53     35,022.29
Total net assets-class 2                       1,217,776       837,643       577,602       458,746
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          13.13%        33.62%       -24.20%         9.66%
Investment income ratio - class 2 (3)              1.27%         0.11%         0.49%           ---(7)
Accumulation unit value-class 3                 $10.94(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                           5,495.69
Change in number of units - class 3             5,495.69
Total net assets-class 3                          60,121
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                         9.40%(5)
Investment income ratio - class 3 (3)                ---

BALANCED INDEX SUBACCOUNT
Accumulation unit value-class 1                   $10.41         $9.80         $8.43         $9.62
Prior year accumulation unit value-class 1         $9.80         $8.43         $9.62        $10.18
Number of accumulation units outstanding,
 end of period-class 1                      1,001,894.54  1,066,098.76  1,167,082.96  1,274,744.86
Change in number of units - class 1          (64,204.22)  (100,984.20)  (107,661.90)   (88,318.29)
Total net assets-class 1                      10,431,215    10,445,966     9,836,152    12,259,833
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           6.26%        16.26%       -12.37%        -5.56%
Investment income ratio - class 1 (3)              1.62%         2.40%         3.60%          ---(7)
Accumulation unit value-class 2                    $9.80         $9.24         $7.97         $9.11
Prior year accumulation unit value-class 2         $9.24         $7.97         $9.11         $9.67
Number of accumulation units outstanding,
end of period-class 2                          54,288.97     54,044.96     39,028.91     31,620.58
Change in number of units - class 2               244.01     15,016.05      7,408.34     21,194.39
Total net assets-class 2                         532,025       499,483       310,915       288,039
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           6.04%        16.01%       -12.55%        -5.76%
Investment income ratio - class 2 (3)              1.67%         2.28%         3.97%          ---(7)
Accumulation unit value-class 3                 $10.56(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                                ---
Change in number of units - class 3                  ---
Total net assets-class 3                             ---
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                         5.59%(5)
Investment income ratio - class 3 (3)                ---


SUMMIT MUTUAL FUNDS, INC.

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
BOND SUBACCOUNT
Accumulation unit value-class 1                   $36.45        $35.39        $33.11        $31.71
Prior year accumulation unit value-class 1        $35.39        $33.11        $31.71        $30.05
Number of accumulation units outstanding,
end of period-class 1                         832,890.05    888,453.07     925,826.28   826,083.48
Change in number of units - class 1          (55,563.02)   (37,373.21)      99,742.80   103,681.82
Total net assets-class 1                      30,361,841    31,442,763     30,656,497   26,194,149
Expense ratio-class 1 (1)                          1.25%         1.25%          1.25%        1.25%
Total return-class 1 (2)                           3.00%         6.88%          4.43%        5.51%
Investment income ratio - class 1 (3)              4.50%         7.07%          5.97%         ---(7)
Accumulation unit value-class 2                   $12.53        $12.19         $11.42       $10.96
Prior year accumulation unit value-class 2        $12.19        $11.42         $10.96       $10.41
Number of accumulation units outstanding,
end of period-class 2                         167,267.67    204,919.39     180,666.70   100,048.41
Change in number of units - class 2          (37,651.72)     24,252.69      80,618.29    77,182.92
Total net assets-class 2                       2,095,416     2,497,236      2,064,007    1,096,751
Expense ratio-class 2 (1)                          1.45%         1.45%          1.45%        1.45%
Total return-class 2 (2)                           2.80%         6.67%          4.22%        5.28%
Investment income ratio - class 2 (3)              3.87%         7.08%          6.32%         ---(7)
Accumulation unit value-class 3                 $10.02(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                           1,170.64
Change in number of units - class 3             1,170.64
Total net assets-class 3                          11,728
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                         0.19%(5)
Investment income ratio - class 3 (3)                ---

S&P 500 INDEX SUBACCOUNT
Accumulation unit value-class 1                   $18.35        $16.84        $13.32        $17.41
Prior year accumulation unit value-class 1        $16.84        $13.32        $17.41        $20.12
Number of accumulation units outstanding,
end of period-class 1                       3,171,141.08  3,377,085.68  3,647,640.38  4,297,887.68
Change in number of units - class 1         (205,944.60)  (270,554.69)  (650,247.30)  (616,448.48)
Total net assets-class 1                      58,196,294    56,855,264    48,582,704    74,826,869
Payout unit value-class 1                         $18.35        $16.84        $13.32        $17.41
Prior year payout unit value-class 1              $16.84        $13.32        $17.41           ---
Number of payout units outstanding,
end of period-class 1                             194.65        280.36        366.95        458.23
Change in number of units - payout               (85.71)       (86.60)        -91.28        458.23
Total net assets-payout                            3,572         4,720         4,887         7,978
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           9.00%        26.40%       -23.50%       -13.47%
Investment income ratio - class 1 (3)              0.40%         0.90%         0.41%         ---(7)
Accumulation unit value-class 2                    $8.19         $7.53         $5.97         $7.82
Prior year accumulation unit value-class 2         $7.53         $5.97         $7.82         $9.05
Number of accumulation units outstanding,
end of period-class 2                         255,392.22    201,349.95    121,311.37     79,733.30
Change in number of units - class 2            54,042.27     80,038.58     41,578.07     46,426.10
Total net assets-class 2                       2,091,438     1,515,732       723,969       623,311
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           8.78%        26.14%       -23.66%       -13.65%
Investment income ratio - class 2 (3)              0.35%         0.65%         0.38%         ---(7)
Accumulation unit value-class 3                 $10.93(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                          13,391.47
Change in number of units - class 3            13,391.47
Total net assets-class 3                         146,353
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                          9.29%(5)
Investment income ratio - class 3 (3)                ---


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
SUMMIT MUTUAL FUNDS, INC.

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value-class 1                   $15.70        $13.73        $10.32        $12.31
Prior year accumulation unit value-class 1        $13.73        $10.32        $12.31        $12.62
Number of accumulation units outstanding,
end of period-class 1                       1,455,046.90  1,353,385.90  1,203,214.08  1,030,615.76
Change in number of units - class 1           101,661.00    150,171.82    172,598.32    324,504.90
Total net assets-class 1                      22,843,087    18,584,100    12,415,846    12,690,601
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          14.33%        33.07%       -16.20%        -2.39%
Investment income ratio - class 1 (3)              0.25%         0.48%         0.53%         ---(7)
Accumulation unit value-class 2                   $13.15        $11.53         $8.68        $10.38
Prior year accumulation unit value-class 2        $11.53         $8.68        $10.38        $10.65
Number of accumulation units outstanding,
end of period-class 2                         130,127.46     91,947.62     84,709.63     82,290.84
Change in number of units - class 2            38,179.84      7,237.99      2,418.79     49,280.42
Total net assets-class 2                       1,711,625     1,060,039       735,263       853,978
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          14.09%        32.82%       -16.36%        -2.58%
Investment income ratio - class 2 (3)              0.20%         0.49%         0.53%          ---(7)
Accumulation unit value-class 3                 $11.31(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                          16,965.30
Change in number of units - class 3            16,965.30
Total net assets-class 3                         191,880
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        13.10%(5)
Investment income ratio - class 3 (3)                ---

RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
Accumulation unit value-class 1                   $12.52        $10.77         $7.46         $9.56
Prior year accumulation unit value-class 1        $10.77         $7.46         $9.56         $9.54
Number of accumulation units outstanding,
end of period-class 1                         840,237.79    733,594.39    549,744.05    419,734.10
Change in number of units - class 1           106,643.40    183,850.34    130,009.95    297,427.87
Total net assets-class 1                      10,519,172     7,899,983     4,099,387     4,014,219
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          16.25%        44.41%       -22.03%         0.29%
Investment income ratio - class 1 (3)              0.19%         0.52%         0.21%         ---(7)
Accumulation unit value-class 2                   $12.19        $10.50         $7.29         $9.37
Prior year accumulation unit value-class 2        $10.50         $7.29         $9.37         $9.36
Number of accumulation units outstanding,
end of period-class 2                          77,177.96     61,834.83     62,448.36     50,049.63
Change in number of units - class 2            15,343.13       -613.53     12,398.73     39,743.95
Total net assets-class 2                         940,483       649,489       455,099       468,746
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          16.02%        44.13%       -22.19%         0.08%
Investment income ratio - class 2 (3)              0.17%         0.56%         0.20%         ---(7)
Accumulation unit value-class 3                 $11.41(8)
Prior year accumulation unit value-class 3        $ ---
Number of accumulation units outstanding,
end of period-class 3                           5,804.86
Change in number of units - class 3             5,804.86
Total net assets-class 3                          66,248
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        14.12%(5)
Investment income ratio - class 3 (3)                ---

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
SUMMIT MUTUAL FUNDS, INC.

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value-class 1                    $4.00         $3.68         $2.51         $4.06
Prior year accumulation unit value-class 1         $3.68         $2.51         $4.06         $6.15
Number of accumulation units outstanding,
end of period-class 1                       1,361,584.15  1,303,124.03    802,204.94    756,789.81
Change in number of units - class 1            58,460.12    500,919.09     45,415.12    413,971.44
Total net assets-class 1                       5,447,099     4,794,545     2,010,590     3,072,181
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           8.73%        46.80%       -38.26%       -33.96%
Investment income ratio - class 1 (3)                ---           ---           ---         ---(7)
Accumulation unit value-class 2                    $3.98         $3.67         $2.51         $4.07
Prior year accumulation unit value-class 2         $3.67         $2.51         $4.07         $6.17
Number of accumulation units outstanding,
end of period-class 2                         155,394.44    189,525.65    100,772.14     82,530.96
Change in number of units - class 2          (34,131.21)     88,753.51     18,241.18     57,588.46
Total net assets-class 2                         619,091       695,885       252,531       335,653
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           8.51%        46.52%       -38.38%       -34.09%
Investment income ratio - class 2 (3)                ---          ---            ---         ---(7)
Accumulation unit value-class 3                 $11.29(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                           1,418.21
Change in number of units - class 3             1,418.21
Total net assets-class 3                          16,005
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                         12.85(5)
Investment income ratio - class 3 (3)                ---

LEHMAN AGGREGATE BOND INDEX SUBACCOUNT
Accumulation unit value-class 1                   $10.24      $10.01(4)
Prior year accumulation unit value-class 1        $10.01           ---
Number of accumulation units outstanding,
end of period-class 1                          74,770.66     34,419.42
Change in number of units - class 1            40,351.24     34,419.42
Total net assets-class 1                         765,580       344,579
Expense ratio-class 1 (1)                          1.25%         1.25%
Total return-class 1 (2)                           2.28%       0.11%(5)
Investment income ratio - class 1 (3)              2.96%         0.91%
Accumulation unit value-class 2                   $10.20      $10.00(4)
Prior year accumulation unit value-class 2        $10.00           ---
Number of accumulation units outstanding,
end of period-class 2                          35,920.24      9,933.98
Change in number of units - class 2            25,986.26      9,933.98
Total net assets-class 2                         366,534        99,318
Expense ratio-class 2 (1)                          1.45%         1.45%
Total return-class 2 (2)                           2.06%      -0.02%(5)
Investment income ratio - class 2 (3)              1.78%         1.69%
Accumulation unit value-class 3                  $9.99(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                           1,727.22
Change in number of units - class 3             1,727.22
Total net assets-class 3                          17,256
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        -0.09%(5)
Investment income ratio - class 3 (3)                ---

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
SUMMIT MUTUAL FUNDS, INC.

EAFE INTERNATIONAL INDEX SUBACCOUNT
Accumulation unit value-class 1                   $15.41      $13.22(4)
Prior year accumulation unit value-class 1        $13.22           ---
Number of accumulation units outstanding,
end of period-class 1                          70,287.26     13,451.90
Change in number of units - class 1            56,835.36     13,451.90
Total net assets-class 1                       1,083,080       177,877
Expense ratio-class 1 (1)                          1.25%         1.25%
Total return-class 1 (2)                          16.53%      32.23%(5)
Investment income ratio - class 1 (3)              0.63%           ---
Accumulation unit value-class 2                   $15.36      $13.21(4)
Prior year accumulation unit value-class 2        $13.21           ---
Number of accumulation units outstanding,
end of period-class 2                          14,924.54      5,991.96
Change in number of units - class 2             8,932.58      5,991.96
Total net assets-class 2                         229,202        79,128
Expense ratio-class 2 (1)                          1.45%         1.45%
Total return-class 2 (2)                          16.29%      32.06%(5)
Investment income ratio - class 2 (3)              0.67%           ---
Accumulation unit value-class 3                $11.27(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                             843.85
Change in number of units - class 3               843.85
Total net assets-class 3                           9,511
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        12.71%(5)
Investment income ratio - class 3 (3)                ---

SCUDDER VARIABLE SERIES I

MONEY MARKET SUBACCOUNT
Accumulation unit value-class 1                   $19.18        $19.25        $19.35        $19.29
Prior year accumulation unit value-class 1        $19.25        $19.35        $19.29        $18.80
Number of accumulation units outstanding,
end of period-class 1                         442,132.46    638,133.42    931,729.76  1,140,681.85
Change in number of units - class 1         (196,000.96)  (293,596.34)  (208,952.10)     90,034.42
Total net assets-class 1                       8,481,953    12,286,838    18,025,188    22,007,619
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          -0.35%        -0.43%         0.24%         2.61%
Investment income ratio - class 1 (3)              0.83%         0.84%         1.44%         ---(7)
Accumulation unit value-class 2                   $10.38        $10.43        $10.49        $10.49
Prior year accumulation unit value-class 2        $10.43        $10.49        $10.49        $10.24
Number of accumulation units outstanding,
end of period-class 2                          76,293.79     88,720.06    180,389.51  1,099,911.22
Change in number of units - class 2          (12,426.27)   (91,669.45)  (919,521.71)    985,450.93
Total net assets-class 2                         791,734       925,467     1,892,890    11,539,664
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          -0.52%        -0.59%         0.02%         2.41%
Investment income ratio - class 2 (3)              0.81%         0.95%         2.05%         ---(7)
Accumulation unit value-class 3                $10.00(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                           1,648.41
Change in number of units - class 3             1,648.41
Total net assets-class 3                          16,477
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        -0.05%(5)
Investment income ratio - class 3 (3)              0.06%


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
SCUDDER VARIABLE SERIES I

CAPITAL GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $24.54        $23.01        $18.36        $26.25
Prior year accumulation unit value-class 1        $23.01        $18.36        $26.25        $32.96
Number of accumulation units outstanding,
 end of period-class 1                      1,197,371.59  1,350,544.48  1,588,747.29  2,035,301.14
Change in number of units - class 1         (153,172.89)  (238,202.81)  (446,553.85)  (443,221.69)
Total net assets-class 1                      29,379,571    31,073,422    29,169,845    53,428,344
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           6.64%        25.31%       -30.06%       -20.36%
Investment income ratio - class 1 (3)              0.54%         0.43%         0.34%         ---(7)
Accumulation unit value-class 2                    $6.39         $6.00         $4.80         $6.88
Prior year accumulation unit value-class 2         $6.00         $4.80         $6.88         $8.65
Number of accumulation units outstanding,
 end of period-class 2                         20,975.24     22,988.56     26,454.62     36,315.39
Change in number of units - class 2           (2,013.32)    (3,466.06)    (9,860.77)     18,993.38
Total net assets-class 2                         134,072       138,042       127,004       249,784
Expense ratio-class 2 (1)                          1.45%       1.45%       1.45%       1.45%
Total return-class 2 (2)                           6.45%       25.08%       -30.20%       -20.51%
Investment income ratio - class 2 (3)              0.54%       0.39%       0.40%       ---       (7)
Accumulation unit value-class 3                   $10.84       (8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                               ---
Change in number of units - class 3                  ---
Total net assets-class 3                             ---
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                         8.43%(5)
Investment income ratio - class 3 (3)                ---

INTERNATIONAL SUBACCOUNT
Accumulation unit value-class 1                   $19.05        $16.55        $13.12        $16.27
Prior year accumulation unit value-class 1        $16.55        $13.12        $16.27        $23.82
Number of accumulation units outstanding,
 end of period-class 1                        930,525.29  1,025,045.10  1,226,695.97  1,467,192.11
Change in number of units - class 1          (94,519.81)  (201,650.87)  (240,496.13)  (274,243.03)
Total net assets-class 1                      17,723,324    16,963,707    16,088,191    23,864,276
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          15.09%        26.18%       -19.37%       -31.71%
Investment income ratio - class 1 (3)              1.25%         0.73%         0.88%          ---(7)
Accumulation unit value-class 2       $6.92       $6.02       $4.78       $5.94
Prior year accumulation unit value-class 2       $6.02       $4.78       $5.94       $8.72
Number of accumulation units outstanding,
 end of period-class 2       47,498.91       47,599.35       52,491.50       42,867.14
Change in number of units - class 2       (100.44)       -4,892.15       9,624.36       12,083.67
Total net assets-class 2       328,629       286,721       251,091       254,836
Expense ratio-class 2 (1)       1.45%       1.45%       1.45%       1.45%
Total return-class 2 (2)       14.86%       25.93%       -19.54%       -31.85%
Investment income ratio - class 2 (3)       1.27%       0.73%       0.81%       ---       (7)


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
AIM VARIABLE INSURANCE FUND, INC.

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value-class 1       $9.36       $8.89       $6.95       $9.30
Prior year accumulation unit value-class 1         $8.89        $6.95          $9.30        $12.27
Number of accumulation units outstanding,
 end of period-class 1                        784,272.84   859,121.04     910,348.24  1,052,236.08
Change in number of units - class 1          (74,848.20)   (51,227.20)  (141,887.84)   (72,042.30)
Total net assets-class 1                       7,340,731     7,635,679     6,324,790     9,785,228
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           5.31%        27.92%       -25.29%       -24.23%
Investment income ratio - class 1 (3)                ---           ---           ---         ---(7)
Accumulation unit value-class 2                    $6.18         $5.88         $4.61         $6.18
Prior year accumulation unit value-class 2         $5.88         $4.61         $6.18         $8.17
Number of accumulation units outstanding,
 end of period-class 2                         42,442.13     41,220.60     37,982.92     49,992.93
Change in number of units - class 2             1,221.53      3,237.68   (12,010.01)     13,371.00
Total net assets-class 2                         262,360       242,455       175,004       308,946
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           5.10%        27.66%       -25.44%       -24.37%
Investment income ratio - class 2 (3)                ---           ---           ---         ---(7)
Accumulation unit value-class 3                 $11.04(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                          3,547.59
Change in number of units - class 3             3,547.59
Total net assets-class 3                          39,183
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        10.45%(5)
Investment income ratio - class 3 (3)                ---

GROWTH SUBACCOUNT
Accumulation unit value-class 1                    $4.58         $4.29         $3.31        $4.85
Prior year accumulation unit value-class 1         $4.29         $3.31         $4.85        $7.43
Number of accumulation units outstanding,
 end of period-class 1                        496,080.11    360,350.88    235,244.75    181,578.75
Change in number of units - class 1           135,729.23    125,106.13     53,666.00     63,689.12
Total net assets-class 1                       2,272,176     1,544,194       777,752       880,596
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           6.88%        29.61%       -31.83%       -34.70%
Investment income ratio - class 1 (3)               ---           ---           ---          ---(7)
Accumulation unit value-class 2                    $4.60         $4.32         $3.34         $4.90
Prior year accumulation unit value-class 2         $4.32         $3.34         $4.90         $7.52
Number of accumulation units outstanding,
 end of period-class 2                         40,634.68     21,713.21     18,354.07     20,821.31
Change in number of units - class 2            18,921.47      3,359.14    (2,467.24)      5,195.10
Total net assets-class 2                         187,115        93,728        61,244       102,108
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           6.68%        29.36%       -31.96%       -34.83%
Investment income ratio - class 2 (3)               ---           ---           ---          ---(7)

BALANCED SUBACCOUNT
Accumulation unit value-class 3                $10.76(8)
Prior year accumulation unit value-class 3        $ ---
Number of accumulation units outstanding,
 end of period-class 3                           117.08
Change in number of units - class 3              117.08
Total net assets-class 3                          1,259
Expense ratio-class 3 (1)                         1.75%
Total return-class 3 (2)                       7.57%(5)
Investment income ratio - class 3 (3)             1.40%

BASIC VALUE SUBACCOUNT
Accumulation unit value-class 3               $11.17(8)
Prior year accumulation unit value-class 3       $ ---
Number of accumulation units outstanding,
 end of period-class 3                          448.63
Change in number of units - class 3             448.63
Total net assets-class 3                         5,012
Expense ratio-class 3 (1)                        1.75%
Total return-class 3 (2)                     11.72%(5)
Investment income ratio - class 3 (3)              ---


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
MFS VARIABLE INSURANCE TRUST

INVESTORS TRUST SUBACCOUNT
Accumulation unit value-class 1                   $15.67        $14.24        $11.81        $15.12
Prior year accumulation unit value-class 1        $14.24        $11.81        $15.12        $18.22
Number of accumulation units outstanding,
 end of period-class 1                      1,056,026.70  1,266,221.76  1,618,398.26  1,977,403.94
Change in number of units - class 1         (210,195.06)  (352,176.50)  (359,005.68)  (276,347.48)
Total net assets-class 1                      16,543,440    18,036,215    19,107,214    29,905,505
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           9.98%        20.65%       -21.94%       -16.99%
Investment income ratio - class 1 (3)              0.61%         0.65%         0.56%        ---(7)
Accumulation unit value-class 2                    $8.41         $7.66         $6.36         $8.17
Prior year accumulation unit value-class 2         $7.66         $6.36         $8.17         $9.86
Number of accumulation units outstanding,
 end of period-class 2                         27,011.26     34,414.52     22,439.53     21,233.29
Change in number of units - class 2           (7,403.26)     11,974.99      1,206.24      7,209.55
Total net assets-class 2                         227,213       263,722       142,826       173,476
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           9.77%        20.40%       -22.09%       -17.16%
Investment income ratio - class 2 (3)              0.68%         0.53%         0.67%        ---(7)

HIGH INCOME SUBACCOUNT
Accumulation unit value-class 1                   $14.88        $13.80        $11.85        $11.69
Prior year accumulation unit value-class 1        $13.80        $11.85        $11.69        $11.60
Number of accumulation units outstanding,
 end of period-class 1       507,328.47       484,013.81    455,156.94   536,803.63
Change in number of units - class 1            23,314.66     28,856.87   (81,646.68)    (9,419.57)
Total net assets-class 1                       7,550,818     6,681,724     5,392,313     6,276,823
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           7.81%        16.52%         1.32%         0.84%
Investment income ratio - class 1 (3)              4.49%         4.05%         7.38%        ---(7)
Accumulation unit value-class 2                   $11.76        $10.93         $9.40         $9.30
Prior year accumulation unit value-class 2        $10.93         $9.40         $9.30         $9.24
Number of accumulation units outstanding,
 end of period-class 2                         45,083.25     34,209.48     22,611.32     45,248.57
Change in number of units - class 2            10,873.77     11,598.16   (22,637.25)     29,542.35
Total net assets-class 2                         530,083       373,872       212,541       420,734
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           7.58%        16.27%         1.09%         0.61%
Investment income ratio - class 2 (3)              4.28%         3.52%        10.04%        ---(7)
Accumulation unit value-class 3                $10.27(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                         10,291.80
Change in number of units - class 3            10,291.80
Total net assets-class 3                         105,713
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        2.72%(5)
Investment income ratio - class 3 (3)                ---

                         60

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
MFS VARIABLE INSURANCE TRUST

EMERGING GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $14.04        $12.59         $9.78        $14.96
Prior year accumulation unit value-class 1        $12.59         $9.78        $14.96        $22.77
Number of accumulation units outstanding,
 end of period-class 1                      1,170,724.42  1,326,242.36  1,485,090.97  1,863,345.02
Change in number of units - class 1         (155,517.94)  (158,848.61)  (378,254.05)  (339,937.40)
Total net assets-class 1                      16,438,025    16,690,999    14,531,303    27,869,251
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          11.57%        28.62%       -34.58%       -34.31%
Investment income ratio - class 1 (3)                ---           ---           ---        ---(7)
Accumulation unit value-class 2                    $5.00         $4.49         $3.50         $5.36
Prior year accumulation unit value-class 2         $4.49         $3.50         $5.36         $8.17
Number of accumulation units outstanding,
 end of period-class 2                         46,342.24     49,561.70     56,912.99     75,635.46
Change in number of units - class 2           (3,219.46)    (7,351.29)   (18,722.47)     36,593.53
Total net assets-class 2                         231,591       222,464       198,996       405,035
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          11.33%        28.38%       -34.71%       -34.44%
Investment income ratio - class 2 (3)                ---           ---           ---        ---(7)

TOTAL RETURN SUBACCOUNT
Accumulation unit value-class 1                   $13.11        $11.92        $10.38        $11.08
Prior year accumulation unit value-class 1        $11.92        $10.38        $11.08        $11.19
Number of accumulation units outstanding,
 end of period-class 1                        440,733.64    387,132.97    376,461.60    314,617.74
Change in number of units - class 1            53,600.67     10,671.37     61,843.86    118,264.53
Total net assets-class 1                      5,776,643      4,615,310     3,906,286     3,485,096
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           9.94%        14.89%        -6.33%        -0.98%
Investment income ratio - class 1 (3)              1.58%         1.71%         1.66%        ---(7)
Accumulation unit value-class 2                   $13.04        $11.89        $10.37        $11.09
Prior year accumulation unit value-class 2        $11.89        $10.37        $11.09        $11.22
Number of accumulation units outstanding,
 end of period-class 2                         74,011.79     48,515.02     49,271.07     43,802.08
Change in number of units - class 2            25,496.77       -756.05      5,468.98     40,065.86
Total net assets-class 2                         965,294       576,649       510,727       485,737
Expense ratio-class 2 (1)                           1.45%        1.45%         1.45%         1.45%
Total return-class 2 (2)                            9.73%       14.67%        -6.53%        -1.19%
Investment income ratio - class 2 (3)               1.27%        1.61%         1.88%        ---(7)
Accumulation unit value-class 3                 $10.64(8)
Prior year accumulation unit value-class 3          $ ---
Number of accumulation units outstanding,
 end of period-class 3                             376.43
Change in number of units - class 3                376.43
Total net assets-class 3                            4,007
Expense ratio-class 3 (1)                           1.75%
Total return-class 3 (2)                         6.45%(5)
Investment income ratio - class 3 (3)                 ---

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
MFS VARIABLE INSURANCE TRUST

NEW DISCOVERY SUBACCOUNT
Accumulation unit value-class 1                    $8.41         $7.99         $6.05         $8.96
Prior year accumulation unit value-class 1         $7.99         $6.05         $8.96         $9.55
Number of accumulation units outstanding,
 end of period-class 1                        397,752.51    338,916.64    247,919.43    170,527.89
Change in number of units - class 1            58,835.87     90,997.21     77,391.54     62,271.03
Total net assets-class 1                       3,344,478     2,708,944     1,500,460     1,528,343
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           5.20%        32.07%       -32.47%        -6.20%
Investment income ratio - class 1 (3)                ---          ---           ---         ---(7)
Accumulation unit value-class 2                    $7.84         $7.47         $5.67         $8.41
Prior year accumulation unit value-class 2         $7.47         $5.67         $8.41         $8.98
Number of accumulation units outstanding,
 end of period-class 2                         51,631.19     44,553.00     36,313.22     32,284.78
Change in number of units - class 2             7,078.19      8,239.78      4,028.44     11,580.90
Total net assets-class 2                         404,806       332,680       205,721       271,430
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           5.00%       31.81%       -32.62%       -6.39%
Investment income ratio - class 2 (3)               ---       ---       ---       ---       (7)
Accumulation unit value-class 3               $11.53(8)
Prior year accumulation unit value-class 3        $ ---
Number of accumulation units outstanding,
 end of period-class 3                            718.14
Change in number of units - class 3               718.14
Total net assets-class 3                           8,281
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       15.31%(5)
Investment income ratio - class 3 (3)               ---

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value-class 1                    $9.28         $8.31         $6.51         $8.17
Prior year accumulation unit value-class 1         $8.31         $6.51         $8.17         $9.03
Number of accumulation units outstanding,
 end of period-class 1                        167,925.10    117,499.36     87,468.64     59,728.25
Change in number of units - class 1            50,425.74     30,030.72     27,740.39     22,466.95
Total net assets-class 1                       1,558,248       976,975       569,264       488,105
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          11.60%        27.76%       -20.36%        -9.48%
Investment income ratio - class 1 (3)              1.15%         1.01%         0.89%        ---(7)
Accumulation unit value-class 2                    $9.38         $8.42         $6.61         $8.31
Prior year accumulation unit value-class 2         $8.42         $6.61         $8.31         $9.20
Number of accumulation units outstanding,
 end of period-class 2                         43,024.35     30,461.21     18,473.91     15,580.98
Change in number of units - class 2            12,563.14     11,987.30      2,892.94     15,580.98
Total net assets-class 2                         403,697       256,630       122,061       129,531
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          11.37%        27.51%       -20.52%        -9.66%
Investment income ratio - class 2 (3)              1.08%         0.87%         0.93%        ---(7)
Accumulation unit value-class 3                $10.97(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                          7,076.12
Change in number of units - class 3             7,076.12
Total net assets-class 3                          77,607
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        9.67%(5)
Investment income ratio - class 3 (3)                ---

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VALUE SUBACCOUNT
Accumulation unit value-class 1                   $16.64        $14.73        $11.57        $13.40
Prior year accumulation unit value-class 1        $14.73        $11.57        $13.40        $12.03
Number of accumulation units outstanding,
 end of period-class 1                        465,871.27    433,219.53    414,792.73    341,587.70
Change in number of units - class 1            32,651.74     18,426.80     73,205.02    305,656.36
Total net assets-class 1                       7,750,542     6,382,602     4,797,767     4,578,341
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          12.92%        27.37%       -13.70%        11.44%
Investment income ratio - class 1 (3)              0.96%         0.97%         0.92%        ---(7)
Accumulation unit value-class 2                   $16.76        $14.87        $11.70        $13.59
Prior year accumulation unit value-class 2        $14.87        $11.70        $13.59        $12.22
Number of accumulation units outstanding,
 end of period-class 2                         57,197.36     47,860.73     35,494.34     35,166.90
Change in number of units - class 2             9,336.63     12,366.39        327.44     28,372.54
Total net assets-class 2                         958,877       711,904       415,349       477,792
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          12.71%        27.11%       -13.87%        11.20%
Investment income ratio - class 2 (3)              0.91%         0.79%         1.03%        ---(7)
Accumulation unit value-class 3                $11.06(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                          5,159.79
Change in number of units - class 3             5,159.79
Total net assets-class 3                          57,090
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       10.64%(5)
Investment income ratio - class 3 (3)                ---

INTERNATIONAL SUBACCOUNT
Accumulation unit value-class 3                $11.29(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                            447.50
Change in number of units - class 3               447.50
Total net assets-class 3                           5,050
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       12.85%(5)
Investment income ratio - class 3 (3)                ---

                         63

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

MAIN STREET SUBACCOUNT
Accumulation unit value-class 1                    $8.73         $8.07         $6.45         $8.04
Prior year accumulation unit value-class 1         $8.07         $6.45         $8.04         $9.06
Number of accumulation units outstanding,
 end of period-class 1                        473,852.32    480,305.05    380,438.35    263,546.49
Change in number of units - class 1           (6,452.73)     99,866.70    116,891.86    155,879.59
Total net assets-class 1                       4,135,920     3,877,906     2,454,143     2,119,728
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           8.11%        25.16%       -19.80%       -11.27%
Investment income ratio - class 1 (3)              0.83%         0.85%         0.69%        ---(7)
Accumulation unit value-class 2                    $8.64         $8.00         $6.41         $8.01
Prior year accumulation unit value-class 2         $8.00         $6.41         $8.01         $9.04
Number of accumulation units outstanding,
 end of period-class 2                         69,395.97     70,514.64     51,390.05     51,297.88
Change in number of units - class 2           (1,118.67)     19,124.59         92.17     24,197.52
Total net assets-class 2                         599,253       564,361       329,280       410,644
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           7.89%        24.91%       -19.96%       -11.44%
Investment income ratio - class 2 (3)              0.85%         0.75%         0.76%        ---(7)
Accumulation unit value-class 3                $10.89(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                            865.68
Change in number of units - class 3               865.68
Total net assets-class 3                           9,432
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        8.95%(5)
Investment income ratio - class 3 (3)                ---

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value-class 1                   $10.69         $9.08         $6.43         $8.36
Prior year accumulation unit value-class 1         $9.08         $6.43         $8.36         $9.62
Number of accumulation units outstanding,
 end of period-class 1                        287,133.15    213,656.46    138,981.85     73,225.62
Change in number of units - class 1            73,476.69     74,674.61     65,756.23     26,110.59
Total net assets-class 1                       3,068,994     1,940,387       893,492       612,094
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          17.69%        41.27%       -23.09%       -13.12%
Investment income ratio - class 1 (3)              1.06%         0.56%         0.45%        ---(7)
Accumulation unit value-class 2                   $10.39         $8.84         $6.27         $8.17
Prior year accumulation unit value-class 2         $8.84         $6.27         $8.17         $9.42
Number of accumulation units outstanding,
 end of period-class 2                         28,702.95     25,489.46     25,480.70     18,542.27
Change in number of units - class 2             3,213.49          8.76      6,938.44     14,054.32
Total net assets-class 2                         298,080       225,374       159,812       151,527
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          17.45%        40.98%       -23.25%       -13.29%
Investment income ratio - class 2 (3)              1.25%         0.64%         0.53%        ---(7)
Accumulation unit value-class 3                $11.53(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                          2,448.93
Change in number of units - class 3             2,448.93
Total net assets-class 3                          28,228
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       15.27%(5)
Investment income ratio - class 3 (3)                ---

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value-class 3                $10.85(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                               ---
Change in number of units - class 3                  ---
Total net assets-class 3                             ---
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        8.53%(5)
Investment income ratio - class 3 (3)                ---


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FOREIGN SECURITIES SUBACCOUNT
Accumulation unit value-class 1                   $14.04        $11.99         $9.18        $11.42
Prior year accumulation unit value-class 1        $11.99         $9.18        $11.42        $13.76
Number of accumulation units outstanding,
 end of period-class 1                        652,270.13    591,135.47    564,354.43    479,534.21
Change in number of units - class 1            61,134.66     26,781.04     84,820.22   (35,890.83)
Total net assets-class 1                       9,156,535     7,089,127     5,182,760     5,475,005
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          17.06%        30.59%       -19.57%       -17.04%
Investment income ratio - class 1 (3)              1.05%         1.51%         1.65%        ---(7)
Accumulation unit value-class 2                    $9.77         $8.36         $6.41         $7.99
Prior year accumulation unit value-class 2         $8.36         $6.41         $7.99         $9.65
Number of accumulation units outstanding,
 end of period-class 2                         55,682.19     37,017.54     23,989.30      8,398.92
Change in number of units - class 2            18,664.65     13,028.24     15,590.38      5,098.71
Total net assets-class 2                         543,772       309,425       153,862        67,106
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          16.83%        30.33%       -19.73%       -17.19%
Investment income ratio - class 2 (3)              0.89%         1.29%         8.85%        ---(7)
Accumulation unit value-class 3                $11.25(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                          7,904.88
Change in number of units - class 3             7,904.88
Total net assets-class 3                          88,930
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       12.50%(5)
Investment income ratio - class 3 (3)                ---

GROWTH SECURITIES SUBACCOUNT
Accumulation unit value-class 3                $11.11(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                            526.83
Change in number of units - class 3               526.83
Total net assets-class 3                           5,852
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       11.07%(5)
Investment income ratio - class 3 (3)                ---

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

GUARDIAN SUBACCOUNT
Accumulation unit value-class 1                   $10.10         $8.83         $6.78         $9.34
Prior year accumulation unit value-class 1         $8.83         $6.78         $9.34         $9.60
Number of accumulation units outstanding,
 end of period-class 1                        478,003.29    364,534.17    278,742.36    126,869.80
Change in number of units - class 1           113,469.12     85,791.81    151,872.56     79,425.48
Total net assets-class 1                       4,825,821     3,217,557     1,890,403     1,184,373
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          14.38%        30.15%       -27.35%        -2.73%
Investment income ratio - class 1 (3)              0.13%         0.89%         0.51%        ---(7)
Accumulation unit value-class 2                   $10.10         $8.85         $6.81         $9.40
Prior year accumulation unit value-class 2         $8.85         $6.81         $9.40         $9.68
Number of accumulation units outstanding,
 end of period-class 2                         50,043.08     41,943.34     28,579.16     19,419.23
Change in number of units - class 2             8,099.74     13,364.18      9,159.93     17,526.65
Total net assets-class 2                         505,469       371,102       194,700       182,488
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          14.16%        29.87%       -27.50%        -2.91%
Investment income ratio - class 2 (3)              0.12%         0.97%         0.72%        ---(7)


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
ALGER AMERICAN FUND

LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value-class 1                    $8.58         $8.03         $6.03      $9.24(6)
Prior year accumulation unit value-class 1         $8.03         $6.03         $9.24           ---
Number of accumulation units outstanding,
 end of period-class 1                         88,863.65     76,154.66     25,325.33      5,253.60
Change in number of units - class 1            12,708.99     50,829.33     20,071.73      5,253.60
Total net assets-class 1                         762,479       611,531       152,826        48,569
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           6.85%        33.07%       -34.73%     -7.55%(5)
Investment income ratio - class 1 (3)                ---           ---         0.01%        ---(7)
Accumulation unit value-class 2                    $8.52         $7.99         $6.01      $9.23(6)
Prior year accumulation unit value-class 2         $7.99         $6.01         $9.23           ---
Number of accumulation units outstanding,
 end of period-class 2                          9,415.76      7,765.36      1,917.39      1,360.74
Change in number of units - class 2             1,650.40      5,847.97        556.65      1,360.74
Total net assets-class 2                          80,201        62,023        11,532        12,564
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           6.64%        32.80%       -34.86%     -7.67%(5)
Investment income ratio - class 2 (3)                ---           ---         0.01%        ---(7)
Accumulation unit value-class 3                $11.31(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                               ---
Change in number of units - class 3                  ---
Total net assets-class 3                             ---
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       13.12%(5)
Investment income ratio - class 3 (3)                ---

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $10.98         $9.83         $6.74      $9.68(6)
Prior year accumulation unit value-class 1         $9.83         $6.74         $9.68           ---
Number of accumulation units outstanding,
 end of period-class 1                        298,776.71    193,362.12     48,713.41     19,188.72
Change in number of units - class 1           105,414.59    144,648.71     29,524.68     19,188.72
Total net assets-class 1                       3,280,461     1,901,639       328,180       185,765
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          11.64%        45.98%       -30.41%     -3.19%(5)
Investment income ratio - class 1 (3)                ---           ---           ---        ---(7)
Accumulation unit value-class 2                   $10.90         $9.78         $6.71      $9.67(6)
Prior year accumulation unit value-class 2         $9.78         $6.71         $9.67           ---
Number of accumulation units outstanding,
 end of period-class 2                         12,814.68     11,564.73      2,437.39      1,405.78
Change in number of units - class 2             1,249.95      9,127.34      1,031.61      1,405.78
Total net assets-class 2                         139,656       113,114        16,365        13,591
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          11.42%        45.68%       -30.55%     -3.32%(5)
Investment income ratio - class 2 (3)                ---           ---           ---        ---(7)
Accumulation unit value-class 3                $11.59(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                               ---
Change in number of units - class 3                  ---
Total net assets-class 3                             ---
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       15.92%(5)
Investment income ratio - class 3 (3)                ---

                         66

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
SELIGMAN PORTFOLIOS, INC.

COMMUNICATIONS & INFORMATION SUBACCOUNT
Accumulation unit value-class 1                    $8.91         $8.14         $5.72      $9.09(6)
Prior year accumulation unit value-class 1         $8.14         $5.72         $9.09           ---
Number of accumulation units outstanding,
 end of period-class 1                        113,375.97     95,330.97     48,327.72     32,659.45
Change in number of units - class 1            18,045.00     47,003.25     15,668.27     32,659.45
Total net assets-class 1                       1,010,721       776,196       276,563       296,783
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           9.49%        42.28%       -37.03%     -9.13%(5)
Investment income ratio - class 1 (3)                ---           ---           ---        ---(7)
Accumulation unit value-class 2                    $8.85         $8.10         $5.70      $9.08(6)
Prior year accumulation unit value-class 2         $8.10         $5.70         $9.08           ---
Number of accumulation units outstanding,
 end of period-class 2                         18,677.47     19,980.55     15,655.18     13,720.98
Change in number of units - class 2           (1,303.08)      4,325.37      1,934.20     13,720.98
Total net assets-class 2                         165,322       161,858        89,311       124,529
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           9.27%        42.00%       -37.14%     -9.24%(5)
Investment income ratio - class 2 (3)                ---           ---           ---        ---(7)
Accumulation unit value-class 3                   $11.70(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                            498.60
Change in number of units - class 3               498.60
Total net assets-class 3                           5,832
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       16.97%(5)
Investment income ratio - class 3 (3)                ---

SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value-class 1                   $17.57        $14.87        $10.07     $12.07(6)
Prior year accumulation unit value-class 1        $14.87        $10.07        $12.07           ---
Number of accumulation units outstanding,
 end of period-class 1                        558,958.62    419,944.98    263,920.64     87,793.08
Change in number of units - class 1           139,013.64    156,024.34    176,127.56     87,793.08
Total net assets-class 1                       9,821,590     6,246,136     2,657,266     1,059,413
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          18.14%        47.73%       -16.56%     20.67%(5)
Investment income ratio - class 1 (3)              0.19%         0.80%           ---        ---(7)
Accumulation unit value-class 2                   $17.44        $14.80        $10.04     $12.05(6)
Prior year accumulation unit value-class 2        $14.80        $10.04        $12.05           ---
Number of accumulation units outstanding,
 end of period-class 2                         47,620.99     36,197.45     33,197.44     19,340.14
Change in number of units - class 2            11,423.54      3,000.01     13,857.29     19,340.14
Total net assets-class 2                         830,672       535,582       333,143       233,070
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          17.89%        47.44%       -16.73%     20.51%(5)
Investment income ratio - class 2 (3)              0.19%         0.73%           ---        ---(7)
Accumulation unit value-class 3                $11.57(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                         12,464.16
Change in number of units - class 3            12,464.16
Total net assets-class 3                         144,163
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       15.66%(5)
Investment income ratio - class 3 (3)              0.12%


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
UNIVERSAL INSTITUTIONAL FUNDS, INC

CORE PLUS FIXED INCOME SUBACCOUNT
Accumulation unit value-class 1                   $10.47     $10.16(4)
Prior year accumulation unit value-class 1        $10.16         $ ---
Number of accumulation units outstanding,
 end of period-class 1                         48,280.54     20,580.95
Change in number of units - class 1            27,699.59     20,580.95
Total net assets-class 1                         505,686       209,070
Expense ratio-class 1 (1)                          1.25%         1.25%
Total return-class 1 (2)                           3.11%      1.58%(5)
Investment income ratio - class 1 (3)              3.77%         0.03%
Accumulation unit value-class 2                   $10.44     $10.14(4)
Prior year accumulation unit value-class 2        $10.14         $0.00
Number of accumulation units outstanding,
 end of period-class 2                         11,583.36      1,163.96
Change in number of units - class 2            10,419.40      1,163.96
Total net assets-class 2                         120,873        11,807
Expense ratio-class 2 (1)                          1.45%         1.45%
Total return-class 2 (2)                           2.87%      1.44%(5)
Investment income ratio - class 2 (3)              0.76%         0.01%
Accumulation unit value-class 3                $10.04(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                         10,405.64
Change in number of units - class 3            10,405.64
Total net assets-class 3                         104,492
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        0.42%(5)
Investment income ratio - class 3 (3)                ---


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
UNIVERSAL INSTITUTIONAL FUNDS, INC

U.S. REAL ESTATE SUBACCOUNT
Accumulation unit value-class 1                   $17.36     $12.89(4)
Prior year accumulation unit value-class 1        $12.89         $ ---
Number of accumulation units outstanding,
 end of period-class 1                        163,334.02     67,096.47
Change in number of units - class 1            96,237.55     67,096.47
Total net assets-class 1                       2,835,198       864,612
Expense ratio-class 1 (1)                          1.25%         1.25%
Total return-class 1 (2)                          34.71%     28.86%(5)
Investment income ratio - class 1 (3)              3.05%           ---
Accumulation unit value-class 2                   $17.30     $12.87(4)
Prior year accumulation unit value-class 2        $12.87         $0.00
Number of accumulation units outstanding,
 end of period-class 2                         33,442.30      5,795.12
Change in number of units - class 2            27,647.18      5,795.12
Total net assets-class 2                         578,646        74,582
Expense ratio-class 2 (1)                          1.45%         1.45%
Total return-class 2 (2)                          34.45%     28.70%(5)
Investment income ratio - class 2 (3)              1.68%           ---
Accumulation unit value-class 3                $11.23(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                          5,063.74
Change in number of units - class 3             5,063.74
Total net assets-class 3                          56,842
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       12.25%(5)
Investment income ratio - class 3 (3)                ---

(1) These amounts represent the annualized contract expenses of the separate account consisting primarily of mortality and expense charges for each period indicated.
The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of the dividends by the underlying fund in which the subaccounts invest.
(4) Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.
(5)  Returns presented are since inception.
(6) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
(7)  Information not available.
(8) Commencement of operations was October 18, 2004, with a beginning accumulation unit value of $10.00.


NOTE 8 - SUBSEQUENT EVENT (Unaudited)
In January 2005, the Board of Directors of The Union
Central Life Insurance Company and the Ameritas Acacia
Companies voted to combine at the mutual holding company level. The target date for the consolidation is the end of 2005. Members and policyholders of the companies must approve the transaction. In addition, a number of regulatory approvals must be met, including approval from the Department of Insurance in Nebraska and Ohio.

CONSOLIDATED FINANCIAL STATEMENTS

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

YEARS ENDED DECEMBER 31, 2004 AND 2003 WITH REPORT OF INDEPENDENT AUDITORS

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

           CONSOLIDATED FINANCIAL STATEMENTS


         Years ended December 31, 2004 and 2003


                        CONTENTS
                                                   Page
                                                   ----
Report of Independent Auditors . . . . . . . . . . . .1

Consolidated Balance Sheets. . . . . . . . . . . . . .2

Consolidated Statements of Income. . . . . . . . . . .3

Consolidated Statements of Changes in Equity . . . . .4

Consolidated Statements of Cash Flows. . . . . . . . .5

Notes to Consolidated Financial Statements . . . . . .6

[Ernst & Young Letterhead]


               Report of Independent Auditors



To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
 We did not audit the financial statements of Union
Central Mortgage Funding, Inc, a wholly-owned subsidiary, which statements reflect 2.3% and 9.5% of total consolidated pre-tax income for the years ended 2004 and 2003, respectively. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Union Central Mortgage Funding, Inc., is based solely on the report of other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.
Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance
Company and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United
States.


                                    Ernst & Young LLP


February 8, 2005

  THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED BALANCE SHEETS
                        (in thousands)

                                                            December 31,
                                                      -----------------------
                                                         2004         2003
                                                      ----------   ----------
ASSETS
Investments:
 Fixed maturities available-for-sale at fair value
 (amortized cost:    2004 - $3,365,283 and
 2003 - $3,365,149)                                   $3,448,772   $3,448,932
 Other fixed maturities                                   13,236       24,260
 Equity securities available-for-sale at fair value
   (cost: 2004 - $16,681 and 2003 - $59,810)              17,475       63,077
 Other equity securities                                   4,135       13,803
 Cash and short-term investments                          15,840        5,958
 Other invested assets                                    32,647       32,926
 Mortgage loans held-for-investment                      512,292      508,655
 Mortgage loans held-for-sale                            107,020       18,996
 Amounts receivable under repurchase agreement            71,730       36,457
 Real estate                                              10,056       11,272
 Policy loans                                            142,611      144,037
                                                      ----------   ----------
   Total investments                                   4,375,814    4,308,373

Accrued investment income                                 47,646       46,126
Deferred policy acquisition costs                        370,223      358,632
Property, plant and equipment, at cost, less
 accumulated depreciation (2004 - $94,522
 and 2003 - $86,040)                                      37,871       41,904
Federal income tax recoverable                             4,972           --
Receivable for securities                                105,709        7,904
Other assets                                             403,421      291,224
Separate account assets                                2,095,848    1,809,545
                                                      ----------   ----------
 Total assets                                         $7,441,504   $6,863,708
                                                      ==========   ==========

LIABILITIES AND EQUITY
Policy liabilities:
 Future policy benefits                               $4,028,737   $4,003,852
 Deposit funds                                           114,896      119,116
 Policy and contract claims                               28,982       37,126
 Policyholders' dividends                                  8,398        9,152
                                                      ----------   ----------
    Total policy liabilities                           4,181,013    4,169,246
Deferred revenue                                          50,990       60,902
Payable for securities                                   107,086          185
Warehouse line of credit                                  84,565       18,970
Other liabilities                                        133,241       99,768
Federal income tax payable                                    --          895
Deferred federal income tax liability                     17,020        8,928
Surplus notes payable                                     49,810       49,801
Obligation under repurchase agreement                     71,041       36,257
Separate account liabilities                           2,095,848    1,809,545
                                                      ----------   ----------
 Total liabilities                                     6,790,614    6,254,497

EQUITY
Policyholders' equity                                    650,505      606,984
Accumulated other comprehensive income                       385      2,227
                                                      ----------   ----------
 Total equity                                            650,890      609,211
                                                      ----------   ----------
 Total liabilities and equity                         $7,441,504   $6,863,708
                                                      ==========   ==========

The accompanying notes are an integral part of the financial statements.

  THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED BALANCE SHEETS
                        (in thousands)

                                                            December 31,
                                                      -----------------------
                                                         2004         2003
                                                      ----------   ----------
REVENUE
Insurance revenue:
 Traditional insurance premiums                         $113,805     $117,285
 Universal life policy charges                            61,657       63,291
 Annuities                                                32,336       31,854
Net investment income                                    242,634      252,776
Net realized gains on investments                          7,910       29,151
Fee income                                                23,969       24,885
Other                                                      8,384        9,208
                                                        --------     --------
 Total revenue                                           490,695      528,450

BENEFITS AND EXPENSES
Benefits                                                 114,654      112,058
Increase in reserves for future policy benefits              993        4,942
Interest expense:
 Universal life                                           63,438       72,754
 Investment products                                      71,603       77,885
Underwriting, acquisition and insurance expense          168,721      198,169
Policyholders' dividends                                  11,629       13,740
                                                        --------     --------
 Total benefits and expenses                             431,038      479,548
                                                        --------     --------
Income before federal income tax expense                  59,657       48,902
Federal income tax expense                                16,136       16,051
                                                      ----------     --------
Net Income                                              $ 43,521     $ 32,851
                                                        ========     ========

The accompanying notes are an integral part of the financial statements.

  THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED BALANCE SHEETS
                        (in thousands)

                                   Accumulated
                                      Other
                                  Comprehensive  Policyholders'
                                      Income        Equity       Total
                                  -------------  -------------- --------
Balance at January 1, 2003            $  8,388     $574,133     $582,521

Net income                                           32,851       32,851
Unrealized losses on securities,
 net of tax and reclassification
 adjustment                             (3,090)                   (3,090)
Minimum pension liability
 adjustment                             (3,071)                   (3,071)
                                                                --------

Comprehensive income                                              26,690
                                      --------     --------     --------

Balance at December 31, 2003             2,227      606,984      609,211
                                      ========     ========     ========

Net income                                           43,521       43,521
Unrealized gains on securities,
 net of tax and reclassification
 adjustment                                789                       789
Minimum pension liability
 adjustment                             (2,631)                   (2,631)
                                                                --------
Comprehensive income                                              41,679
                                      --------     --------     --------
Balance at December 31, 2004          $    385     $650,505     $650,890
                                      ========     ========     ========

The accompanying notes are an integral part of the financial statements.

  THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED BALANCE SHEETS
                        (in thousands)


                                                      Year ended December 31
                                                      ----------------------
                                                         2004         2003
                                                      ----------   ----------
OPERATING ACTIVITIES
Net income                                            $   43,521   $   32,851

Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
 Interest credited to universal life policies             63,438       72,754
 Interest credited to investment products                 71,603       77,885
 Accrual of discounts on investments, net                  8,685       10,441
 Net realized gains on investments                        (7,910)     (29,151)
 Depreciation                                              8,482       10,580
 Amortization of deferred policy acquisition costs        56,351       69,019
 Amortization of deferred revenue                        (15,341)     (10,558)
 Policy acquisition cost deferred                        (63,959)     (59,823)
 Revenue deferred                                          5,429        2,873
 Deferred federal income tax expense                       9,002        5,701
 Cost of mortgage loans held for sale, net               (85,442)     (18,899)
Change in operating assets and liabilities:
 Accrued investment income                                (1,520)        (863)
 Receivable for securities                               (97,805)        (964)
 Other assets                                           (112,197)     (83,877)
 Amounts receivable under repurchase agreement           (35,273)     (36,457)
 Policy liabilities                                       72,269        6,070
 Payable for securities                                  106,901     (140,748)
 Obligation under repurchase agreement                    34,784       36,257
 Other items, net                                          4,396       (2,006)
                                                      ----------   ----------
 Cash Provided by (Used in) Operating Activities          65,414      (58,915)
                                                      ----------   ----------
INVESTING ACTIVITIES
Costs of investments acquired                         (2,457,237)  (3,534,371)
Proceeds from sale, maturity or
  repayment of investments                             2,510,121    3,500,802
(Increase) decrease in policy loans                        1,426          (11)
Purchases of property and equipment, net                  (4,449)      (4,355)
                                                      ----------   ----------
 Cash Provided by (Used in) Investing Activities          49,861      (37,935)
                                                      ----------   ----------
FINANCING ACTIVITIES
Receipts from universal life and
 investment contracts                                    560,266      654,871
Withdrawals from universal life and
 investment contracts                                   (755,809)    (702,495)
Net proceeds from the issuance of
 line of credit debt                                      65,595       18,970
Reverse repurchase agreements                             24,555           --
                                                      ----------   ----------
 Cash Used in Financing Activities                      (105,393)     (28,654)
                                                      ----------   ----------
Increase (decrease) in cash and
 short term investments                                    9,882     (125,504)

Cash and short term investments
 at beginning of year                                      5,958      131,462
                                                      ----------   ----------
Cash and short term investments at end of year        $   15,840   $    5,958
                                                      ==========   ==========
Supplemental disclosure of cash flow information:
Cash paid (refunded) during the year
 for federal income taxes                             $   11,342   $   (6,404)

Cash paid during the year for interest
 on surplus notes                                     $    4,100   $    4,100

Cash paid during the year for interest
 on line of credit                                    $    1,387   $    1,069


The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central) and the following subsidiaries: Summit Investment Partners, Inc., wholly-owned, a registered investment advisor; Carillon Investments, Inc., wholly-owned, a registered broker-dealer that offers investment products and related services through its registered representatives; Payday of America, LLC, wholly-owned, a payroll company (as detailed below, Union Central sold the assets of Payday of America, LLC in 2004); PRBA, Inc., wholly-owned, the holding company of a pension administration company; Summit Investment Partners, LLC, wholly-owned, a registered investment advisor and Union Central Mortgage Funding, Inc, a mortgage banking business. Fee based revenues of the consolidated subsidiaries was included in "Fee Income" in the Consolidated Statements of Income. The Company also consolidated the following mutual funds due to its level of ownership in these funds: the Summit Apex High Yield Bond Fund; the Summit Apex TSI Fund; the Summit Pinnacle Lehman Aggregate Bond Index Portfolio and the Summit Apex EAFE International Index Fund. The consolidated company will be referred to as "the Company". The holdings of the consolidated Summit mutual funds are reported at fair value in "Other fixed maturities" and "Other equity securities" in the Balance Sheets. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements. In addition, Summit Mutual Funds, Inc., a registered investment company, is an investment affiliate of Union Central.

On January 1, 2004, the Company adopted Statement of
Position 03-1 "Accounting and Reporting by Insurance
Enterprises for Certain Nontraditional Long-Duration
Contracts and for Separate Accounts". The impact of adoption was immaterial.

The Company will adopt FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46") on January 1, 2005. The impact of adoption is not anticipated to be material. In 1996, the Company created a collateralized bond obligation through the formation of a trust in which the Company is the primary beneficiary. The trust issued debt securities to lenders. As of December 31, 2004, $65,668,000 of debt securities were outstanding. Upon the adoption of FIN 46, the Company anticipates consolidation of the collateralized bond obligation will be required. The maximum exposure to loss to the Company as a result of the activities of the collateralized bond obligation was $13,348,000 as of December 31, 2004, which represented the Company's investment in the collateralized bond obligation.

During 2004, the Company sold Family Enterprise Institute,
Inc., a wholly-owned subsidiary. A $1,600 after-tax gain was recorded as a result of the sale.

During 2004, the Company completed the sale of Payday of America, LLC's assets to Paycor, Inc., in exchange for common stock of Paycor, Inc. The net after-tax impact from recording the sale was a reduction in net income of $3,467,000. The operating activities of Payday of America, LLC had ceased as of December 31, 2004.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.
 Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as other comprehensive income or loss. Other fixed maturity and equity securities represent the underlying assets of consolidated mutual funds and are carried at fair value with changes in fair value recorded in net investment income.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Other investments are reported on the following bases:

  o Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount or plus unamortized premium and less an allowance for possible losses. Mortgage loans held for sale are mortgages the Company intends to sell. Mortgage loans held for sale are stated at lower of aggregate cost or market. The amount, by which cost exceeds market value, if any, is accounted for as a valuation allowance. Changes in the valuation allowance are included in the determination of net income in the period of change.
  o Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.
  o  Policy loans are reported at unpaid balances.
  o Cash and short-term investments consist of cash-in-bank, cash-in-transit and commercial paper that has a maturity date of 90 days or less from the date acquired.
  o Receivable for securities represents amounts due from brokers resulting from securities that were sold at the end of the year, but the proceeds have not been received at the balance sheet date.
  o Payable for securities represents amounts due to brokers resulting from securities purchased at the end of the year for which payment has not been made at the balance sheet date.

The Company's carrying values of investments in limited partnerships are adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios.

The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the "yield method" if no quoted market values are obtainable.

Realized gains and losses on sales of investments are recognized on a specific identification basis. Realized losses due to the recognition of declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.

The Company enters into repurchase agreements to economically hedge the interest rate risk associated with funded mortgage loans held for sale that have not yet been sold. Based on the terms of the repurchase agreements, the transactions are considered collateralized loans in accordance with Statement of Financial Accounting Standard No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". The Company had $71,041,000 and $36,257,000 in outstanding repurchase agreements for the years ended December 31, 2004 and 2003, respectively. As the Company sold the collateral that was pledged to the Company, a liability has been recognized in "Obligation under repurchase agreement" in the Consolidated Balance Sheets to reflect the obligation to return the collateral. Also, the Company recognized a receivable representing the cash it lent under the terms of the repurchase agreement, which totaled $71,730,000 and $36,457,000 for the years ended December 31, 2004 and 2003, respectively, and was reflected in "Amounts receivable under repurchase agreement" in the Consolidated Balance Sheets.

The Company has entered into reverse repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Reverse repurchase agreements are accounted for as collateralized borrowed money with the amount received for the securities recorded in "Other liabilities" in the Consolidated Balance Sheets. At December 31, 2004, the Company had reverse repurchase agreements outstanding with a total carrying value of $24,555,000. There were no repurchase agreements outstanding as of December 31, 2003.

The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire monthly until December 1, 2005. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options.
To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $6,083,000 at December 31, 2004.

The call options are carried at their fair value, and are reflected in "Other invested assets" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts are adjusted based on the market value of the call options, and are reflected in "Deposit funds" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts were adjusted based on the returns in Standard & Poor's 500 Stock Index, and were reflected in "Deposit funds" in the Consolidated Balance Sheets. The notional amount of the call options at December 31, 2004 and 2003 was $50,574,000 and $31,128,000, respectively.

In 2004 and 2003, the Company entered into interest rate swap agreements with a notional value of $35,000,000 and $125,000,000, respectively, with Morgan Stanley, Bank One and Deutsche Bank. The purpose of the interest rate swap agreements was to hedge interest rate risk associated with specifically identified bonds within the Company's investment portfolio. The interest rate swap agreements were categorized as and met the criteria of effective fair value hedges. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps was to offset any change in value of the bonds due to market interest rate fluctuations. The Company is exposed to credit-related losses in the event of nonperformance by the counter-parties to the interest rate swaps. To minimize this risk, the Company only enters into private contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the interest rate swaps of $317,000 at December 31, 2003. The Company is required to make semi-annual interest payments based on the fixed rate inherent in the interest rate swaps. Settlement of gain or loss under the interest rate swaps occurs upon termination. The financing cost of the interest rate swaps excluded from the assessment of hedge effectiveness totaled $307,000 and $592,000 in 2004 and 2003, respectively, and was recorded in "Net investment income" in the Consolidated Statements of Income.

The change in value of the interest rate swaps was accounted for consistently with the hedged bonds. During 2004 and 2003, $75,000,000 and $85,000,000, respectively, of the notional value of the interest rate swap agreements was terminated, leaving no notional value as of December 31, 2004. In 2004 and 2003, respectively, a pre-tax gain of $262,000 and $603,000 was realized upon the terminations of the agreements and was recorded in "Net investment income" in the Consolidated Statements of Income.

In 2004 and 2003, the Company entered into one-month swap agreements with Deutsche Bank and Morgan Stanley to hedge the change in value of a portion of its investments in certain Summit Mutual Fund, Inc. mutual funds. (See Note 2 for further detail of the Company's investments in these funds.) The notional amount of the swap agreements is set based on the amount of the Company's investments in the mutual funds that it determines to hedge. Under the swap agreements, the Company pays or receives the total return of the associated indexes during the term of the swap agreements, and receives interest income on the notional amount of the swap agreements that approximates prevailing short-term rates. The Company records the change in value of its swap agreements and investments in the unconsolidated hedged Summit mutual funds in earnings. The swap agreements were designated and qualified as fair value hedges.

For the years ended December 31, 2004 and 2003, the swap agreements offset unrealized gains of $301,000 and $0, respectively, and pre-tax realized gains of $440,000 and $2,138,000, respectively, that the Company incurred in the hedged mutual funds. Swap agreements with a notional value of $4,200,000 and $0 were outstanding as of December 31, 2004 and 2003, respectively.

In 2004, the Company entered into interest rate swap agreements with a notional value of $75,000,000 at December 31, 2004, with Morgan Stanley and Bank One. The swap agreements are carried at their fair value and are reflected in "Other invested assets" in the Consolidated Balance Sheets. The purpose of the interest rate swap agreements was to hedge interest rate risk associated with a pool of commercial mortgage loans held for sale. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps is to offset any change in value due to market interest rate fluctuations of the pool of commercial mortgage loans prior to the sale. The loss in fair value of the swap agreements of $1,153,000 and financing costs of $737,000 was recorded in "Net investment income" in the Consolidated Statements of Income. The interest rate swap agreements were not designated as hedging instruments.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company enters into loan commitments in association with originating commercial mortgage loans that are held for sale. The loan commitments are accounted for as derivative instruments. The loan commitments are marked to fair value based on estimates of fluctuations in market interest rates for comparable mortgage loans from loan commitment dates. The loan commitments are typically hedged with repurchase agreements.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totaled $56,351,000 and $69,019,000 for the years ended December 31, 2004 and 2003, respectively, and were included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities. Adjustments decreasing deferred policy acquisition costs related to unrealized gains and losses totaled $36,783,000 and $40,765,000 at 2004 and 2003, respectively.

In 2004 and 2003, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income increased (decreased) ($5,969,000) and $2,563,000 for the years ended 2004 and 2003, respectively.

Property, Plant and Equipment

Property, plant and equipment is valued at historical cost less accumulated depreciation in the Consolidated Balance
Sheets. It consists primarily of Union Central's home office, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 3 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

Capitalization of Software Costs

Software development costs of $3,891,000 and $3,352,000 were capitalized in 2004 and 2003, respectively. Amortization expense of $4,204,000 and $5,283,000, respectively, was recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income in 2004 and 2003. Depreciation is computed with the straight-line method over the estimated useful life of the software, not to exceed 5 years.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claim Reserves

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency. Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are reviewed and adjusted as experience develops or new information becomes known and such adjustments are included in current operations.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders' as of each year-end.
Insurance in force receiving dividends accounted for 6.19%
and 5.63% of total insurance in force at December 31, 2004 and 2003, respectively.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account. On assets transferred to the separate accounts, the Company recognized interest income of $37,846,000 and $22,455,000 and investment gains of $172,762,000 and $327,660,000 for the years ending December 31, 2004 and 2003, respectively. The interest income and investment gains were offset by the increase in separate account liabilities within the same line item in the Consolidated Statements of Income.

The Company issues variable annuity contracts through the separate accounts where the Company contractually guarantees to the contract holder total deposits made to the contract less any partial withdrawals. This guarantee only includes benefits that are payable in the event of death. The total separate account assets and liabilities for policies with a minimum guaranteed death benefit were $365,042,000 and $335,182,000 as of December 31, 2004 and 2003, respectively, and were composed of mutual funds. Death claims incurred and paid as a result of the minimum guaranteed death benefit totaled $146,000 and $325,000 for the years ended December 31, 2004 and 2003, respectively. The Company had $15,649,000 of net amount at risk involving the minimum guaranteed death benefit on variable annuities as of December 31, 2004. The weighted average attained age for contract holders with a minimum guaranteed death benefit was 57 years old as of December 31, 2004.

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for nonparticipating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 2004 and 2003.

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES assumed to range from 5.7% to 8.2% and from 6.1% to 8.3% for the years ended 2004 and 2003, respectively. Changes in dividend payouts are assumed with changes in yields.

Universal Life and Other Interest Sensitive Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances.
Interest crediting rates ranged from 2.8% to 7.0% and from 4.5% to 6.5% for the years ended 2004 and 2003, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totaled $15,341,000 and $10,558,000 for the years ended December 31, 2004 and 2003, respectively, and was included in "Universal life policy charges" in the Consolidated Statements of Income.

In 2004 and 2003, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Consolidated Statements of Income was increased by $3,396,000 and $3,161,000 for the years ended 2004 and 2003, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products.
Premiums for group insurance products are recognized as revenue when due.

The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 6.6% to 8.3% and 7.5% to 8.3% for the years ended 2004 and 2003, respectively.

Pension Products

Pension products include deferred annuities and payout annuities. Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for the years ended 2004 and 2003.

Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
 Premiums and benefits are reported net of reinsured amounts.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

Reclassifications

Previously reported amounts for 2003 have in some instances been reclassified to conform to the 2004 presentation.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                   Cost or      Gross      Gross
                                  Amortized  Unrealized  Unrealized   Fair
                                     Cost       Gains     (Losses)    Value
                                  ----------  --------   --------   ----------
                                                (in thousands)
December 31, 2004:
U.S. treasury securities
 and obligations of
 U.S. government
 corporations and agencies        $   34,931  $    171   $   (154)  $   34,948
Corporate securities and other     2,386,810    86,339     (5,939)   2,467,210
                                  ----------  --------   --------   ----------
Mortgage-backed securities,
 collateralized mortgage
 obligations and
 other structured securities         943,542    10,864     (7,792)     946,614
                                  ----------  --------   --------   ----------
  Subtotal                         3,365,283    97,374    (13,885)   3,448,772

Equity securities                     16,681       856        (62)      17,475
                                  ----------  --------   --------   ----------
 Total                            $3,381,964   $98,230   $(13,947)  $3,466,247
                                  ==========  ========   ========   ==========

                                   Cost or      Gross      Gross
                                  Amortized  Unrealized  Unrealized   Fair
                                     Cost       Gains     (Losses)    Value
                                  ----------  --------   --------   ----------
                                                (in thousands)
December 31, 2003:
U.S. treasury securities and
 obligations of U.S. government
 corporations and agencies        $   40,314  $    354   $     --   $   40,668
Corporate securities and other     2,045,679    97,063    (11,937)   2,130,805
Mortgage-backed securities,
 collateralized mortgage
 obligations and other
 structured securities             1,279,156    16,882    (18,579)   1,277,459
                                  ----------  --------   --------   ----------
   Subtotal                        3,365,149   114,299    (30,516)   3,448,932
                                  ----------  --------   --------   ----------
Equity securities                     59,810      3,616      (349)      63,077
                                  ----------  --------   --------   ----------
 Total                            $3,424,959  $117,915   $ 30,865)  $3,512,009
                                  ==========  ========   ========   ==========

Fixed maturity available-for-sale securities, at December 31, 2004, are summarized by stated maturity as follows:

                                                 Amortized      Fair
                                                    Cost        Value
                                                 ----------   ----------
                                                      (in thousands)
Due in one year or less                             $44,604      $45,380
Due after one year through five years               332,600      346,360
Due after five years through ten years            1,151,657    1,192,823
Due after ten years                                 727,189      745,260
                                                 ----------   ----------
 Subtotal                                         2,256,050    2,329,823

Mortgage-backed securities                          943,601      946,679
Other securities with multiple repayment dates      165,632      172,270
                                                 ----------   ----------
 Total                                           $3,365,283   $3,448,772
                                                 ----------   ----------

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Significant components of the unrealized gain on available-for-sale securities included in "Accumulated other comprehensive income" in the accompanying Consolidated
Balance Sheets are as follows:

                                                     Year Ended December 31,
                                                   -----------------------
                                                       2004      2003
                                                     -------   -------
                                                      (in thousands)
Gross unrealized gain on available-
  for-sale securities                                $84,283   $87,050
Amortization of deferred policy acquisition costs    (36,783)  (40,765)
Deferred tax liability                               (16,625)  (16,199)
                                                     -------   -------
Net unrealized gain on available-
 for-sale securities                                 $30,875   $30,086
                                                     =======   =======

A summary of available-for-sale securities with unrealized losses along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows (in thousands):

                                         December 31, 2004
                   --------------------------------------------------------------
                        Less than          Twelve Months
                      Twelve Months           or More               Total
                   -------------------  -------------------  --------------------
                              Gross                Gross                 Gross
                     Fair   Unrealized    Fair   Unrealized    Fair    Unrealized
                    Value     Losses      Value    Losses      Value     Losses
                   --------  --------   --------  -------   ----------  --------
Fixed maturity
 securities        $932,256  $(10,548)  $208,180  $(3,337)  $1,140,436  $(13,885)
Equity securities        33       (15)     1,860      (47)       1,893       (62)
                   --------  --------   --------  -------   ----------  --------
Total              $932,289  $(10,563)  $210,040  $(3,384)  $1,142,329  $(13,947)
                   ========  ========   ========  =======   ==========  ========
                                         December 31, 2003
                   --------------------------------------------------------------
                        Less than          Twelve Months
                      Twelve Months           or More               Total
                   -------------------  -------------------  --------------------
                              Gross                Gross                 Gross
                     Fair   Unrealized    Fair   Unrealized    Fair    Unrealized
                    Value     Losses      Value    Losses      Value     Losses
                   --------  --------   --------  -------   ----------  --------
Fixed maturity
 securities        $905,114  $(22,451)  $107,960  $(8,065)  $1,013,074  $(30,516)
Equity securities        74        (4)       347     (345)         421      (349)
                   --------  --------   --------  -------   ----------  --------
Total              $905,188  $(22,455)  $108,307  $(8,410)  $1,013,495  $(30,865)
                   ========  ========   ========  =======   ==========  ========

The unrealized losses in both 2004 and 2003 reported above were primarily caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to credit-related considerations. Upon review of the economic circumstances underlying these securities, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on available-for-sale investments represent an other-than-temporary impairment as of December 31, 2004 and December 31, 2003.

See Note 9 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Investments in bonds on deposit with state insurance departments to satisfy regulatory requirements are carried at fair value and totaled $3,325,000 and $3,498,000, at December 31, 2004 and 2003, respectively.

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

                           Year Ended December 31,
                          -------------------------
                             2004           2003
                          ----------     ----------
                                 (in thousands)
Proceeds                  $2,415,601     $3,352,138
Gross realized gains          35,895         69,271
Gross realized losses         16,064         28,000

In 2004, the Company completed the sale of mortgage-backed securities with a book value of $285,000,000 to a third party in conjunction with a securitization transaction anticipated to occur in 2005.

A summary of the characteristics of the Company's mortgage portfolio follows:

                                December 31, 2004    December 31, 2003
                                -----------------    -----------------
                                        Percent of           Percent of
                                Carrying Carrying    Carrying Carrying
                                 Amount   Amount      Amount   Amount
                                --------  -----      --------  -----
                                            (in thousands)
Region
New England and Mid-Atlantic    $ 42,272    6.8%     $ 31,354    5.9%
South Atlantic                   134,944   21.8        97,623   18.5
North Central                    114,090   18.4       102,113   19.4
South Central                     56,338    9.2        46,756    8.9
Mountain                         128,959   20.8       116,578   22.1
Pacific                          142,709   23.0       133,227   25.2
                                --------  -----      --------  -----
 Total                          $619,312  100.0%     $527,651  100.0%
                                ========  =====      ========  =====

Property Type
Apartment and residential       $ 35,772    5.8%     $ 35,805    6.8%
Warehouses and industrial        135,800   21.9       110,028   20.8
Retail and shopping center       209,921   33.9       178,264   33.8
Office                           166,510   26.9       149,828   28.4
Other                             71,309   11.5        53,726   10.2
                                --------  -----      --------  -----
   Total                        $619,312  100.0%     $527,651  100.0%
                                ========  =====      ========  =====


In 2002, the Company sold commercial mortgage loans with a book value of $186,686,000 to Morgan Stanley. Relative to the sale, the Company has agreed to repurchase mortgage loans which are secured by properties that do not have terrorism insurance in place, in the event the properties are subjected to a terrorist attack resulting in a loss. As of December 31, 2004, the maximum potential exposure to the Company is $3,400,000. It is management's opinion that the probability of loss related to this commitment is remote due to the nature and location of the properties.

At December 31, 2004 and 2003, respectively, an interest-only strip asset of $1,387,000 and $2,085,000 was recorded in "Other invested assets" in the Consolidated Balance Sheets. During 2004, the Company recognized a pre-tax realized loss of $305,000 recorded in "Net realized gains (losses) on investments" in the Consolidated Statements of Income and a reduction of the interest-only strip asset of $305,000 due to the prepayment of mortgage loans previously sold to third parties. The realized loss and reduction of the interest-only strip asset represented the present value of compensation related to mortgage loans previously sold to third parties that the Company would have received over the life of the mortgage loans. Amortization expense of $393,000 and $518,000 was recorded in "Net investment income" in the Consolidated Statements of Income for the years ended December 31, 2004 and 2003, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

In 2004 the Company recorded a pre-tax realized loss of $335,000 representing the difference between net collateral value and book value on two mortgage loans held for investment with a book value of $1,637,000. The Company recognized and collected interest totaling $161,000 during 2004 on the two mortgage loans.

The Company has a $100 million warehouse finance facility from a bank. This facility bears interest at prime (5.25% at December 31, 2004 and 4.00% at December 31, 2003) or
LIBOR (2.56% at December 31, 2004 and 1.12% at December 31,
2003) plus 1.00%.  $84,565,000 and $18,970,000 was
outstanding under this facility at December 31, 2004 and December 31, 2003, respectively, and was recorded in "Other liabilities" in the Consolidated Balance Sheets.
Outstanding borrowings on the Company's warehouse finance facilities are collateralized by commercial mortgage loans held for sale. Upon the sale of these loans the borrowings under the facility are repaid.

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totaled $1,755,000 at December 31, 2004 and 2003 and accumulated depreciation totaled $1,408,000 at December 31, 2004 and 2003. The book value of foreclosed real estate was $9,709,000 and $10,926,000 at December 31, 2004 and
2003, respectively.

In 2000, the Company commenced the development of a 123-acre business park (the Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements.
 Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. The maximum estimated potential exposure to the Company is $2,800,000. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Consolidated Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances would be established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation; there are no concentrations of credit risk at December 31, 2004 and 2003. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Reinsurance transactions with other insurance companies for the years ended December 31, 2004 and 2003 are summarized as follows:

                                       December 31, 2004
                         -------------------------------------------------
                            Direct    Assumed      (Ceded)         Net
                         -----------  --------  -------------  -----------
                                         (in thousands)
Life insurance in force  $34,864,605  $125,468  $(20,855,818)  $14,134,255
                         ===========  ========  =============  ===========
Premiums and other
considerations:
 Traditional insurance
  premiums and
  universal life         $   395,773  $  5,365  $   (225,676)  $   175,462
 Annuity                      32,336        --            --        32,336
                         -----------  --------  -------------  -----------
Total                    $   428,109  $  5,365  $   (225,676)  $   207,798
                         ===========  ========  =============  ===========

                                       December 31, 2003
                         -------------------------------------------------
                            Direct    Assumed      (Ceded)         Net
                         -----------  --------  -------------  -----------
                                         (in thousands)
Life insurance in force  $31,353,542  $141,861  $(17,636,047)  $13,859,356
                         ===========  ========  =============  ===========
Premiums and other
considerations:
 Traditional insurance
  premiums and
  universal life         $   347,834  $  5,888  $   (173,146)  $   180,576
 Annuity                      31,854        --            --        31,854
                         -----------  --------  -------------  -----------
Total                    $   379,688  $  5,888  $   (173,146)  $   212,430
                         ===========  ========  =============  ===========

Benefits paid or provided were reduced by $16,836,000 and $21,521,000 at December 31, 2004 and 2003, respectively, for estimated recoveries under reinsurance treaties.

The Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 4 - FEDERAL INCOME TAX

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

                                           December 31,
                                       -------------------
                                         2004       2003
                                       --------   --------
                                          (in thousands)
Deferred tax liabilities:
 Deferred policy acquisition costs     $142,452   $141,452
 Unrealized gains - FAS 115              16,625     16,119
 Capitalization of software               4,581      5,245
 Other                                      662        311
                                       --------   --------
   Total deferred tax liabilities       164,320    163,127
                                       --------   --------
Deferred tax assets:
 Policyholders' dividends                 2,864      1,611
 Future policy benefits                  66,741     73,501
 Basis differences on investments        17,823     20,405
 Premium - based DAC adjustment          35,207     37,308
 Retirement plan accruals                20,289     17,474
 Investment income differences              358        787
 Other                                    4,018      3,113
                                       --------   --------
 Total deferred tax assets              147,300    154,199
                                       --------   --------
 Net deferred tax liabilities          $ 17,020   $  8,928
                                       ========   ========

Significant components of the provision for income tax expense attributable to continuing operations are as follows:

               Year ended December 31,
                2004           2003
               -------        -------
                   (in thousands)
  Current      $ 7,134        $10,350
  Deferred       9,002          5,701
               -------        -------
  Total        $16,136        $16,051
               =======        =======

Federal income tax expense is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between deductions allowed for financial statement purposes versus federal income tax purposes. Significant differences are due to adjustments to prior years' tax liabilities and the release of tax contingency reserves.

NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES

Leases

The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses that vary with levels of operating expense. Rental expense under these operating leases totaled $3,808,000 and $3,835,000 in 2004 and 2003, respectively. The Company leased equipment through a series of arrangements in 2004 and 2003. Rental expense under these agreements totaled $158,000 and $121,000 in 2004 and 2003, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

At December 31, 2004, the future minimum lease payments for all noncancelable operating leases are as follows:

  Year           Amount
  ----           ------
     (in thousands)
  2005          $2,860
  2006           2,212
  2007           1,013
  2008             764
  2009             526
  After 2009     1,808
                ------
  Total         $9,183
                ======

Other Commitments

At December 31, 2004, the Company had outstanding agreements to fund mortgages totaling $38,065,000 in early 2005. In addition, the Company has committed to invest $11,241,000 in equity-type limited partnerships during the years 2005 to 2011. These transactions are in the normal course of business for the Company.

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 2004 and 2003, the charge to operations related to these assessments was not significant. The estimated liability of $796,000 and $860,000 at December 31, 2004 and 2003,
respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and was included in "Other liabilities" in the Consolidated Balance Sheets.

NOTE 6 - STATUTORY SURPLUS AS REPORTED TO REGULATORY
AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of Ohio, Union Central's state of domicile. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner. Surplus as reflected in the statutory-basis financial statements was as follows:

                      Year ended December 31,
                      -----------------------
                         2004        2003
                       --------    --------
                          (in thousands)
Capital and surplus    $337,730    $311,308
                       ========    ========

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 7 - EMPLOYEE BENEFITS

The Company has pension plans covering substantially all of its employees. Pension expense and funding was determined according to regulations as specified by the Employee
Retirement Income Security Act of 1974 (ERISA) and subsequent amendments. Benefits are based on the average of the employee's compensation over their career.

In addition to pension benefits, the Company provides certain health care and life insurance benefits for its eligible retired employees ("Other Postretirement
Benefits"). Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

The measurement date for the Company's pension benefits was December 31. The measurement date for Other Postretirement
Benefits was October 1. A summary of the assets, obligations and assumptions are as follows:

                                                               Other
                                        Pension           Postretirement
                                        Benefits              Benefits
                                  -------------------   -------------------
                                    2004       2003       2004       2003
                                  --------   --------   --------   --------
                                                (in thousands)
Accumulated benefit obligation    $140,852   $128,666   $ 25,596   $ 23,355

Projected benefit obligation      $143,023   $130,603   $     --   $     --

Plan assets at fair value         $109,540   $113,692   $ 10,278   $  8,131

Funded status                     $(33,483)  $(16,911)  $(15,318)  $(15,224)

Accrued liabilities               $ 31,312   $ 14,975   $ 14,546   $ 15,343

Employer contributions            $     --   $  4,855   $  2,575      2,400

Plan participants' contributions  $     --   $     --   $    351   $    242

Benefits and administrative
 expenses paid                    $  6,014   $  6,354   $  2,281   $  1,927

Components of net periodic
 benefit cost:
Service cost                      $  3,597   $  3,711   $    845   $    731
Interest cost                        8,181      7,962      1,464      1,336
Expected return on plan assets      (8,746)    (8,075)      (709)      (504)

Transition obligation/(asset)
 amortization                          (41)       (41)        --         --

Amount of recognized
 (gains)/losses                      3,529      4,734         --         --

Amount of prior service
 cost recognized                    (1,050)    (1,070)       178      1,142
                                  --------   --------   --------   --------

Total net periodic benefit cost   $  5,470   $  7,221   $  1,778   $  2,705
                                  ========   ========   ========   ========

                                                       Other
                                    Pension        Postretirement
                                    Benefits          Benefits
                                  2004    2003      2004    2003
Weighted average assumptions:
 Discount rate                    6.00%   6.50%     6.00%   6.50%
 Expected compensation increase   3.00%   3.00%     3.00%   3.00%
 Expected return on plan assets   8.50%   8.50%     8.50%   8.50%

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES


                                                Other
                                  Pension   Postretirement
                                  Benefits     Benefits
                                  --------     --------
                                      (in thousands)
Expected Benefit Payments:
   2005                           $ 7,567      $ 1,562
   2006                             7,898        1,610
   2007                             8,376        1,663
   2008                             8,984        1,716
   2009                             9,700        1,765
   2010 - 2014                     61,715       10,202

Also, $2,631,000 and $3,071,000 (net of tax) was charged directly to policyholders' equity in 2004 and 2003, respectively, as a result of recognizing an additional minimum pension liability adjustment under Statement of Financial Accounting Standard No. 87, "Employers' Accounting for Pensions", and was included in "Minimum pension liability adjustment" in the Consolidated Statements of Equity.

Plan assets of the pension and other postretirement benefit plans are composed of affiliated and unaffiliated mutual funds and a portfolio of actively managed equity securities.
 As of their respective measurement dates in 2004 and 2003, $89,955,000 and $93,060,000 was invested in affiliated mutual funds.

The expected long-term rate of return for the Company's benefit plans is currently 8.5%. In developing this assumption, the Company periodically monitors investment yields on the assets in the plans to determine if the current expected rate of return is reasonable given the current investment performance. Historical and projected returns are also reviewed for appropriateness of the selected assumption. The Company believes its assumption of future returns is reasonable.

The primary investment objectives of the Company's benefit plans is to provide sufficient assets and liquidity to meet the distribution requirements of the Plans through capital appreciation of the Plans' assets and levelized funding. To accomplish this objective, Pension Plan assets are invested in affiliated and unaffiliated mutual funds and assets of the Other Postretirement Benefit Plans are invested in a diversified pool of equity securities, affiliated mutual funds and cash. The Company's investment strategy for the Pension Plan is generally a target investment mix of 60% equities and 40% bonds. The Company's investment strategy for Other Postretirement Benefit Plans is a target investment allocation consisting primarily of equities with the remainder in bonds and cash. The actual allocation of plan assets by investment category for the year ending December 31, 2004 and 2003 are as follows:

                                              Other
                         Pension          Postretirement
                         Benefits            Benefits
                     ---------------     ---------------
                      2004     2003       2004     2003
                     ------   ------     ------   ------
Equity securities:
  Domestic equities   52.3%    51.6%      82.6%    87.0%
  Foreign equities     9.6      9.2        9.4      3.8
Bonds                 38.1     39.2        5.8       --
Cash                    --       --        2.2      9.2
                     -----    -----      -----    -----
Total                100.0%   100.0%     100.0%   100.0%
                     =====    =====      =====    =====

The Company's current funding strategy for its benefit plans is to fund an amount at least equal to the minimum required funding as determined under ERISA with consideration of factors such as the minimum pension liability requirement for Pension Benefits and the maximum tax deductible amounts for both Pension Benefits and Other Postretirement Benefits.
 The ultimate amount of the Company's funding may be adjusted based on changes in the fair value of plan assets and changes in related assumptions. For the year ending December 31, 2004, the Company does not expect any required contributions under ERISA for the Pension Plans and will fund Other Postretirement Benefits Plans to meet their liquidity needs.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The health care cost trend rate was 12.1% graded to 5.0% over 10 years for 2004. The health care cost trend rate assumption has an insignificant effect on the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2004.

The Company did not adjust its projection of the liability for Other Postretirement Benefits to consider the impact of the Medicare Prescription Drug, Improvement and
Modernization Act of 2003 as the impact was immaterial.

The Company has two contributory savings plans for home office employees and agents meeting certain service requirements, which qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employees Savings Plan and the Agents Savings Plan. The Company's matching contributions to these plans were $1,846,000 and $1,820,000 for 2004 and 2003, respectively. The value of the plans' assets were $95,318,000 and $83,287,000 at December 31, 2004 and 2003, respectively. The assets are held in the deposit fund or under the variable accounts of a group annuity policy. At December 31, 2004 and 2003, $31,960,000 and
$28,994,000, respectively, was invested in affiliated mutual funds.

NOTE 8 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair values.

INVESTMENT SECURITIES: Fair values for bonds are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value", "Other fixed maturities" and "Other equity securities" in the Consolidated Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partnership portfolios.

MORTGAGE LOANS: The fair values for commercial mortgages held for investment in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages held for investment with potential loan losses are based on discounted cash flow analysis of the underlying properties.

The estimate of fair values for commercial mortgage loans held for sale is based on current pricing of whole loan transactions that a purchaser unrelated to the seller would demand for a similar loan.

WAREHOUSE FINANCE FACILITY: The warehouse finance facility is offered with interest at market interest rates, and therefore, the carrying value of the warehouse finance facility is a reasonable estimation of fair value.

POLICY LOANS: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs that would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Consolidated Balance Sheets.

INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

SURPLUS NOTES: Fair value for the Company's surplus notes liability was estimated using a discounted cash flow calculation based on current interest rates consistent with the maturity of the surplus notes.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

REPURCHASE AGREEMENTS: The fair value of repurchase agreements are based on quoted market prices.

INTEREST RATE SWAP AGREEMENTS: The fair value of interest rate swaps is the estimated amount the Company would receive or pay to terminate the agreements based on current market interest rates.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                December 31, 2004      December 31, 2003
                -----------------      -----------------
                Carrying   Fair        Carrying   Fair
                 Amount    Value        Amount    Value
                 ------    -----        ------    -----
                             (in thousands)
Mortgage loans  $619,312  $656,724     $527,651  $571,359
                ========  ========     ========  ========

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                         December 31, 2004      December 31, 2003
                         -----------------      -----------------
                         Carrying   Fair        Carrying   Fair
                          Amount    Value        Amount    Value
                          ------    -----        ------    -----
                                      (in thousands)
Direct access            $ 61,072  $ 61,072    $ 63,208  $ 63,208
Traditional annuities      35,157    38,324      34,896    38,838
Supplementary contracts     9,855     9,907      10,919    11,073
GPA not involving life        539       584         719       785
Dividend accumulations      5,830     5,830       5,846     5,846
Premium deposit funds         662       662         664       664
                         --------  --------    --------  --------
Total                    $113,115  $116,379    $116,252  $120,414
                         ========  ========    ========  ========

The carrying amounts and fair values of the Company's liability for surplus notes is as follows:

                December 31, 2004      December 31, 2003
                -----------------      -----------------
                Carrying   Fair        Carrying   Fair
                 Amount    Value        Amount    Value
                 ------    -----        ------    -----
                             (in thousands)
Surplus notes   $49,810   $56,034      $49,801   $52,657
                =======   =======      =======   =======

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 9 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                              December 31,
                            ----------------
                             2004        2003
                           --------    --------
                               (in thousands)
Balance as of January 1    $176,655    $161,037
Incurred related to:
 Current year                83,105      91,862
 Prior years                 11,451       6,927
                           --------    --------
Total incurred               94,556      98,789
                           --------    --------
Paid related to :
 Current year                45,940      52,342
 Prior years                 39,023      30,829
                           --------    --------
Total paid                   84,963      83,171
                           --------    --------
Balance as of December 31  $186,248    $176,655
                           ========    ========

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Consolidated Balance
Sheets.

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased by $11,451,000 and $6,927,000 in 2004 and 2003, respectively. Amounts related to incurred claims related to prior years' resulted from prior year claims being settled for amounts greater than originally estimated.
 Included in the above balances are reinsurance recoverables of $2,615,000 and $4,037,000 at 2004 and 2003, respectively.

NOTE 10 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness.
 Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes pay interest semi-annually on May 1 and November 1. Interest expense of $4,100,000 was incurred in 2004 and 2003, and was recorded as a reduction of "Net investment income" in the Consolidated Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Consolidated Balance Sheets, and totaled $562,000 and $587,000 as of December 31, 2004 and 2003,
respectively. Issuance cost of $26,000 was amortized in 2004 and 2003, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Additionally, the Notes have an original issue discount of $260,000, which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 2004 and 2003 in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Unamortized original issue discount of $190,000 and $199,000 was deducted from the balance of the Notes as of December 31, 2004 and 2003, respectively.

NOTE 11 - COMPREHENSIVE INCOME

Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130) establishes the requirement for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments. FAS 130 also requires separate presentation of the accumulated balance of other comprehensive income within the equity section of a statement

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES of financial position. The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income and the accumulated other comprehensive income balances required by FAS 130.

                                         Year Ended December 31, 2004
                                         ----------------------------
                                    Before-Tax       Tax        Net-of-Tax
                                       Amount  Expense/(Benefit)  Amount
                                       ------  -----------------  ------
                                                 (in thousands)
Unrealized gains on securities:

 Unrealized gains arising during 2004  $22,694       $7,943       $14,751

 Less:  reclassification adjustments
   for gains realized in net income    (21,480)      (7,518)      (13,962)
                                       -------       ------       -------
 Net unrealized gains                    1,214          425           789
                                       -------       ------       -------
Minimum pension liability adjustment    (4,048)      (1,417)       (2,631)
                                       -------       ------       -------
Other comprehensive loss               $(2,834)      $ (992)      $(1,842)
                                       =======       ======       =======


                                         Year Ended December 31, 2003
                                         ----------------------------
                                    Before-Tax       Tax        Net-of-Tax
                                       Amount  Expense/(Benefit)  Amount
                                       ------  -----------------  ------
                                                 (in thousands)
Unrealized losses on securities:

 Unrealized gains arising during 2003  $20,561      $ 7,196       $13,365

 Less:  reclassification adjustments
   for gains realized in net income    (25,316)      (8,861)      (16,455)
                                       -------      -------       -------
 Net unrealized losses                  (4,755)      (1,665)       (3,090)
                                       -------      -------       -------
Minimum pension liability adjustment   (4,725)       (1,654)      (3,071)
                                       -------      -------       -------
Other comprehensive loss               $(9,480)     $(3,319)      $(6,161)
                                       =======      =======       =======

NOTE 12 - SUBSEQUENT EVENT (UNAUDITED)
In January 2005, the Board of Directors of the Parent and the Ameritas Acacia Companies voted to combine at the mutual holding company level. The target date for the consolidation is the end of 2005. Members and policyholders of the companies must approve the transaction. In addition, a number of regulatory approvals must be met, including approval from the Department of Insurance in Nebraska and Ohio.





CA-
10


CA-44